UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 through April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report

J.P. Morgan Specialty Funds

April 30, 2023 (Unaudited)

April 30, 2022 (Unaudited)

April 30, 2021 (Unaudited)

April 30, 2020 (Unaudited)

April 30, 2019 (Unaudited)

JPMorgan Research Market Neutral Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. Prospective investors should refer to the Fund’s prospectuses for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

JUNE 15, 2023 (Unaudited)

Dear Shareholder,

Financial markets largely generated positive returns for the six months ended April 30, 2023, even as rising interest rates, weaker corporate earnings and geopolitical uncertainty weighed on global economic growth. Overall, global equity markets — led by European stocks — generally outperformed bond markets for the reporting period.

“While the effects of rising interest rates is likely to adversely impact economic growth in the months ahead, other factors may aid the global economic outlook, as energy prices have trended downward in recent months and the re-opening of China’s economy may provide support for increased global trade.”

—Brian S. Shlissel

While economic growth has slowed in recent quarters, to date, the U.S. has avoided formal entry into a recession. Moreover, inflation has decelerated from last year’s historical highs as energy and electricity prices receded in 2023, allowing the U.S. Federal Reserve in June 2023 to refrain from further raising interest rates for the first time since January 2022, though the central bank stated it may find it necessary to raise rates in the future. The job market in the U.S. remained strong throughout the period as the reported monthly unemployment rate ranged between 3.6% and 3.4% for the six months ended April 30, 2023.

Across Europe, inflationary pressures remained high and both the European Central Bank and the Bank of England continued to raise interest rates during the period. Unemployment across the EU stood at 6%, while the U.K. jobless rate fell to 3.8% in April 2023. Notably, European equity markets generally outperformed other developed markets during the period, potentially driven by more attractive valuations relative to U.S. companies.

The International Monetary Fund’s (IMF) April 2023 economic outlook warned that global output is likely to decline to 2.8% for 2023, amid weakness in parts of the financial sector, continued inflationary pressures and the ongoing war in Ukraine. Further, the IMF forecast developed market economies to decelerate at a faster pace than emerging market economies.

While the effects of rising interest rates is likely to adversely impact economic growth in the months ahead, other factors may aid the global economic outlook, as energy prices have trended downward in recent months and the re-opening of China’s economy may provide support for increased global trade. Regardless of the economic backdrop, we believe investors who hold a well-diversified portfolio and a long-term outlook may be better positioned to benefit from opportunities presented by global financial markets. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that can meet their financial goals.

Sincerely,

Brian S. Shlissel

President, J.P. Morgan Funds

J.P. Morgan Asset Management

1-800-480-4111 or www.jpmorganfunds.com for more information

J.P. MORGAN SPECIALTY FUNDS	1

J.P. Morgan Specialty Funds

MARKET OVERVIEWS

SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)

Global financial markets largely generated positive returns for the period and completed a rebound from the sell-offs that marked the middle of 2022. Developed markets equity generally outperformed emerging markets equity, while European equity markets outperformed U.S. equity.

However, equity markets performance was mixed on a month-to-month basis, even if the overall trend was upward. For the six months ended April 30, 2023, the MSCI EAFE Index returned 24.19%, the MSCI Emerging Markets Index returned 16.36% and the S&P 500 Index returned 8.63%.

Leading central banks continued to raise interest rates throughout the six-month period, though the size of increases narrowed in 2023 as the policy response to inflationary pressure grew less aggressive. Notably, the Bank of Japan maintained its negative interest rate policy amid weak consumption data and marginal economic growth.

While global inflation rates remained elevated during the period, they retreated from the 40-year highs reached in 2022, and price data in the U.S. and the Euro Area indicated a slowing trend. Though inflation in the U.K. declined in the final months of 2022, the U.K. consumer price index rose more than expected in 2023.

Lower energy prices were a leading contributor to declining global inflation in the second half of the period. Following Russia’s invasion of Ukraine in late February 2022, the European Union and the U.K. largely avoided an extended energy crisis by securing alternative sources to Russian natural gas and moved to build up reserves of both natural gas and petroleum ahead of the winter months.

Meanwhile, economic activity and aggregate demand in China accelerated after the country’s leadership lifted strict anti-pandemic policies in late 2022. The rebound in China helped to lift equity prices in China and its leading emerging market trading partners.

2	J.P. MORGAN SPECIALTY FUNDS

J.P. Morgan Specialty Funds

MARKET OVERVIEWS

SIX MONTHS ENDED APRIL 30, 2022 (Unaudited)

While developed market equities rallied in the final months of 2021, a resurgence in the pandemic, surging inflation and Russia’s invasion of Ukraine in late February 2022 dented the global economic outlook and erased equity market gains for the six month period. Overall, both global equity and fixed income markets largely generated negative returns for the period, with emerging markets largely underperforming developed markets.

U.S. equity prices largely maintained upward momentum in the final months of 2021 amid low interest rates, a boom in household wealth and record corporate earnings and revenues. However, investor concerns about the emergence of the Omicron variant of COVID-19 and surging inflationary pressure fueled market volatility in 2022 and Russia’s military build-up and invasion of Ukraine in February 2022 put further pressure on U.S. equity prices.

In mid-March 2022, the U.S. Federal Reserve followed through on its stated plan and raised interest rates for the first time since December 2018, and pledged to raise rates six more times in 2022. While U.S. equity prices rebounded somewhat for the month, both equity and bond markets slumped in April as negotiations to end the Ukraine conflict failed and global supply-chain disruptions increased. Notably, the U.S. dollar strengthened against other major currencies in early 2022, which provided a significant drag on both the domestic economy and corporate earnings. However, job growth in the U.S. continued throughout the six month period.

European and U.K. equities largely ended 2021 with gains but the reimposition of social restrictions in response to the spread of Omicron and the outbreak of fighting in Ukraine weighed on financial markets in early 2022. While initial multilateral trade and financial sanctions against Russia excluded its energy sector, prices for natural gas and petroleum rose sharply across Europe and the potential disruption of energy supplies hurt investor sentiment.

Unemployment in both the Euro area and the U.K. had fallen to near multi-decade lows by the end of April 2022 but consumer sentiment across both regions tumbled lower in 2022. During the six month period, the European Central Bank maintained its ultra-low interest rate policy, while the Bank of England raised rates three times during the period amid the highest annual inflation rate in 30 years.

Within emerging markets, both equities and bonds underperformed throughout the six month period. China proved be the largest drag on emerging markets during the period as investor concerns about tighter regulatory scrutiny of large technology companies in 2021 gave way to strict lockdowns in several large cities amid a resurgence in COVID-19 infections throughout the country. The expected slowdown in China’s economy, and in its manufacturing sector in particular, weighed down financial markets in its emerging market trading partners. Rising prices for energy and a range of other commodities also raised investor concerns about economic growth across emerging market nations, particularly net importers of petroleum and natural gas. Additionally, the prospect of rising U.S. interest rates weighed on emerging market bond prices.

The S&P 500 Index returned -9.65%, the MSCI EAFE Index returned -11.58% and the MSCI Emerging Markets Index returned 14.04% for the six months ended April 30, 2022.

J.P. MORGAN SPECIALTY FUNDS	3

J.P. Morgan Specialty Funds

MARKET OVERVIEWS

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

Globally, equity market valuations climbed higher during the period, initially fueled by the massive pandemic response of leading central banks and fiscal authorities and extended by the development of multiple vaccines in late 2020 and the advent of mass vaccinations in 2021. The rebound in asset prices during the period — partly led by U.S. equity — swept across both emerging markets and developed markets.

The final months of the 2020 included a continued rebound in global prices for petroleum and a range of other commodities as manufacturing data and consumer sentiment strengthened. November and December saw broad gains in global equity, partly driven by continued investor demand for U.S. large cap stocks, particularly in the technology sector. Emerging markets equity surged ahead of developed markets in December as China, Taiwan and other emerging market nations appeared to have greater success in containing the pandemic.

Global equity markets surged from February through April 2021 amid a general surge in corporate earnings and consumer and business spending. Developed market equity provided strong returns, while emerging markets equity was weighed down by investor concern about large pandemic outbreaks in select nations, particularly Brazil and India.

U.S. equity markets generally led the rally, supported by a $1.9 trillion U.S. fiscal relief and recovery package and the prospect of additional federal government spending plans. Better-than-expected corporate earnings and revenues in 2021, combined with strong growth consumer spending and improved manufacturing data, drove global equity prices further upward toward the end of the period.

For the six months ended April 30, 2021, the MSCI EAFE Index returned 29.13%, the S&P 500 Index returned 28.85% and the MSCI Emerging Markets Index returned 23.09%.

4	J.P. MORGAN SPECIALTY FUNDS

J.P. Morgan Specialty Funds

MARKET OVERVIEWS

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

While developed markets equity generally rallied in the final months of 2019, the global response to the COVID-19 pandemic led to a dramatic increase in financial market volatility and drove asset prices sharply lower in February and March of 2020 before equity prices posted a small rebound in April 2020.

Global equity markets, led by the U.S. and Europe, largely recorded gains for the final two months of 2019 on the back of accommodative policies from leading central banks and investor expectations of a reduction in trade tensions. Even as economic data showed slowing or flat growth in China, Europe and the U.S. in the final quarter of 2019, there were no indicators that the longest recorded economic expansion in the U.S. would necessarily end. In the second half of December 2019, the U.S. and China reached a “Phase One” agreement that reduced trade tariffs and headed off the implementation of new tariffs. Combined with less aggressive U.S. trade rhetoric toward Mexico and toward European and Japanese auto industries, the U.S.-China trade agreement fueled price gains in developed equity markets.

In the U.K., the Conservative Party won a large majority in national elections in December 2019, which appeared to remove investor concerns about the possibility of a non-negotiated “hard Brexit” departure from the EU. Equity prices in the U.K. and the British pound briefly rallied on the election results.

Early January 2020 saw continued investor support for global equity that weathered a brief flare up in military tension between the U.S. and Iran. However, investor sentiment began to turn as the outbreak of COVID-19 began to impact large parts of China’s economy. Emerging markets equity led a slump in global equity markets and U.S. and European government bonds largely gained. Notably, prices for benchmark Brent crude oil plummeted 11.9% in January amid shrinking demand from China and other economies hit by the pandemic.

U.S. equity prices found support in early February 2020 as companies began to report better-than-expected earnings from the final quarter of 2019. By the end of the month, global equity prices had fallen significantly and global demand for petroleum had declined for the first time since the 2009 financial crisis. China’s central bank responded to the impact of COVID-19 by cutting the prime lending rate and regional authorities across China enacted a range of actions to counter the sharp drop in economic activity. By the end of February, yields on benchmark 10-year U.S. Treasury bonds had fallen to a record low 1.1% as investors sought the perceived safety of government-backed bonds.

The month of March 2020 proved to be worse for global equity and a range of other asset classes as COVID-19 was declared a pandemic and national, regional and municipal governments implemented at-home quarantines and a range of other actions designed to prevent hospitals and health care systems from being overwhelmed. The U.S. Federal Reserve slashed interest rates, restarted its quantitative easing or asset purchasing program, and unleashed an array of programs to maintain liquidity and functioning in short-term commercial debt markets. The European Central Bank also stepped in to shore up economic activity via negative interest rates and a commitment to continue purchasing assets until no longer necessary. Statements of broad support from both central banks, along with fiscal stimulus and/or wage protection policies from national governments across the globe, helped to reduce record high volatility in financial markets. However, leading equity indexes lost 20% or more of their value during the first quarter of 2020. Corporate bond prices generally fell and the prices of Brent crude oil ended the first quarter down by 60%. Only developed market sovereign bonds and commodity gold experienced price appreciation in March 2020.

Global equity markets rebounded slightly in April 2020 and fixed income markets rallied somewhat as investors reacted positively to the actions of central banks and national governments to mitigate the economic impact of the pandemic. Price gains were seen in large cap technology stocks and pharmaceutical sector stocks. Fixed income investments benefitted from accommodative central bank policies and high quality corporate credit outperformed government bonds for the month. However, a glut in global petroleum markets sent futures prices for benchmark West Texas Intermediate crude oil into negative territory.

For the six months ended April 30, 2020, the S&P 500 Index returned -3.16%, the MSCI EAFE Index returned -14.00% and the MSCI EME Index returned 10.39%. Among bond market indexes, the Bloomberg Barclays U.S. Aggregate Index returned 4.86% and the Bloomberg Barclays Emerging Markets Index returned -5.69%.

J.P. MORGAN SPECIALTY FUNDS	5

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	5.46%
ICE BofA 3-Month US Treasury Bill Index	2.10%

Net Assets After Future Share Reacquisition Adjustment as of 4/30/2023 (In Thousands)	$166,443

INVESTMENT OBJECTIVE**

The JPMorgan Research Market Neutral Fund (the “Fund”) seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the ICE BofA 3-Month US Treasury Bill Index (the “Benchmark”) for the six months ended April 30, 2023.

The Fund’s security selection in the media sector and the software & hardware sector was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the industrial cyclical and utilities sector was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s long position in Meta Platforms Inc. and its short positions in Lumen Technologies Inc. and Roblox Corp. Shares of Meta Platforms, an interactive media and services provider, rose after the company reported better-than-expected earnings, revenue and Facebook advertising sales for the first quarter of 2023. Shares of Lumen Technologies, a communications technology provider, fell after the company lowered its cash flow forecast for 2023. Shares of Roblox, an interactive home entertainment provider, fell after the company reported it had financial exposure to the failed Silicon

Valley Bank and after the release of weaker-than-expected user metrics for March 2023.

Leading individual detractors from relative performance included the Fund’s short positions in General Electric Co. an Boeing Co., and its long position in Liberty SiriusXM Group Shares of General Electric, an industrial conglomerate, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2023 and revised upward its full-year earnings forecast. Shares of Boeing, an aerospace and defense manufacturer, rose after the company reported better-than-expected revenue for the first quarter of 2023 and maintained its production targets for 2023. Shares of Liberty SiriusXM Group, a cable and satellite TV and radio provider, fell amid broader weakness in the telecommunications sector.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers aimed to construct a portfolio of long and short positions with a low correlation to the broader market for stocks and bonds. The Fund’s portfolio managers used fundamental research to estimate companies’ long-term earnings forecasts, ranking approximately 600 large and mid-cap stocks into five quintiles. The Fund’s portfolio managers looked to the top two quintiles for potential long positions in stocks that they believed were undervalued and the bottom two quintiles for potential short positions in stocks that they believed were overvalued.

6	J.P. MORGAN SPECIALTY FUNDS

TOP TEN LONG POSITIONS OF THE PORTFOLIO AS OF APRIL 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Meta Platforms, Inc., Class A	2.5%
2.	Mastercard, Inc., Class A	1.8
3.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.8
4.	Endeavor Group Holdings, Inc., Class A	1.6
5.	Seagate Technology Holdings plc	1.6
6.	Progressive Corp. (The)	1.6
7.	Intuit, Inc.	1.4
8.	Teradyne, Inc.	1.3
9.	Amazon.com, Inc.	1.3
10.	Howmet Aerospace, Inc.	1.2

TOP TEN SHORT POSITIONS OF THE PORTFOLIO AS OF APRIL 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Applied Materials, Inc.	3.2%
2.	Microchip Technology, Inc.	2.7
3.	Cisco Systems, Inc.	2.4
4.	Kroger Co. (The)	1.9
5.	Hewlett Packard Enterprise Co.	1.9
6.	3M Co.	1.7
7.	Boeing Co. (The)	1.7
8.	Sysco Corp.	1.6
9.	Paramount Global, Class B	1.6
10.	Stanley Black & Decker, Inc.	1.5

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2023	PERCENT OF TOTAL INVESTMENTS
Information Technology	16.0%
Financials	12.7
Industrials	11.9
Health Care	9.2
Consumer Discretionary	8.1
Communication Services	7.9
Utilities	3.6
Consumer Staples	3.2
Energy	2.7
Real Estate	1.9
Materials	1.1
Short-Term Investments	21.7

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2023	PERCENT OF TOTAL INVESTMENTS
Industrials	20.4%
Information Technology	18.2
Financials	15.8
Health Care	9.6
Communication Services	9.0
Consumer Staples	8.0
Consumer Discretionary	6.7
Utilities	5.3
Real Estate	3.0
Energy	2.9
Materials	1.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

J.P. MORGAN SPECIALTY FUNDS	7

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2023 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		(0.15)%	(0.08)%	3.02%	1.80%
Without Sales Charge		5.37	5.45	4.14	2.35
CLASS C SHARES	November 2, 2009
With CDSC***		4.12	3.93	3.63	1.95
Without CDSC		5.12	4.93	3.63	1.95
CLASS I SHARES	November 2, 2009	5.46	5.70	4.39	2.61

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR FUND PERFORMANCE (4/30/13 TO 4/30/23) (AS RESTATED, SEE NOTE 8)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Research Market Neutral Fund and ICE BofA 3-Month US Treasury Bill Index from April 30, 2013 to April 30, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(2.59)%
ICE BofAML 3-Month US Treasury Bill Index	0.07%

Net Assets After Future Share Reacquisition Adjustment as of 4/30/2022 (In Thousands)	$126,587

INVESTMENT OBJECTIVE**

The JPMorgan Research Market Neutral Fund (the “Fund”) seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Benchmark”) for the six months ended April 30, 2022.

The Fund’s security selection and overweight position in the media sector and its security selection in the retail sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the pharmaceuticals & health care sector and industrial cyclical sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s short positions in Kroger Co. and Omnicom Group Inc. and its long position in Shopify Inc. Shares of Kroger, a supermarket and department store chain, rose after the company reported better-than-expected earnings and revenue for the fourth quarter of 2021. Shares of Omicron Group, an advertising and marketing company, rose after the company reported better-than-expected earnings and revenue for the fourth quarter of 2021 and the first quarter of 2022. Shares of

Shopify, an online merchant sales platform provider, fell after the company reported declining growth amid reduced online spending by consumers during the period.

Leading individual contributors to relative performance included the Fund’s short position in Moderna Inc., and its long positions in Mastercard Inc. and Vertex Pharmaceuticals Inc.

Shares of Moderna, a pharmaceutical maker, underperformed amid investor concerns about disappointing clinical data for the company’s flu vaccine and slowing demand for its COVID-19 vaccine. Shares of Mastercard, a payment processing provider, rose after the company reported better-than-expected earnings and revenue for the fourth quarter of 2021. Shares of Vertex Pharmaceuticals, a biotechnology company, rose after the company reported better-than-expected earnings and revenue for the fourth quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers aimed to construct a portfolio of long and short positions with a low correlation to the broader market for stocks and bonds. The Fund’s portfolio managers used fundamental research to estimate companies’ long-term earnings forecasts, ranking approximately 600 large and mid-cap stocks into five quintiles. The Fund’s portfolio managers looked to the top two quintiles for potential long positions in stocks that they believed were undervalued and the bottom two quintiles for potential short positions in stocks that they believed were overvalued.

J.P. MORGAN SPECIALTY FUNDS	9

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2022 (Unaudited) (continued)

TOP TEN LONG POSITIONS OF THE PORTFOLIO AS OF APRIL 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Mastercard, Inc., Class A	2.5%
2.	NXP Semiconductors NV (China)	2.0
3.	Amazon.com, Inc.	1.4
4.	Diamondback Energy, Inc.	1.4
5.	Deere & Co.	1.2
6.	AbbVie, Inc.	1.2
7.	Exelon Corp.	1.1
8.	Wells Fargo & Co.	1.0
9.	Advanced Micro Devices, Inc.	1.0
10.	FleetCor Technologies, Inc.	1.0

TOP TEN SHORT POSITIONS OF THE PORTFOLIO AS OF APRIL 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Kroger Co. (The)	3.3%
2.	Omnicom Group, Inc.	3.1
3.	3M Co.	2.3
4.	Enbridge, Inc.	2.2
5.	Paramount Global, Class B	2.1
6.	Intel Corp.	1.9
7.	Walmart, Inc.	1.8
8.	Apple, Inc.	1.8
9.	NetApp, Inc.	1.6
10.	Cisco Systems, Inc.	1.6

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	13.4%
Industrials	11.7
Health Care	9.9
Consumer Discretionary	8.0
Financials	6.2
Energy	4.7
Communication Services	4.5
Utilities	3.8
Real Estate	2.3
Consumer Staples	2.2
Materials	1.9
Short-Term Investments	31.4

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	16.8%
Industrials	16.4
Health Care	11.3
Financials	10.9
Consumer Staples	10.2
Communication Services	9.9
Energy	5.9
Utilities	5.8
Consumer Discretionary	5.7
Real Estate	4.4
Materials	2.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. MORGAN SPECIALTY FUNDS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		(7.80)%	(6.82)%	2.26%	1.42%
Without Sales Charge		(2.69)	(1.68)	3.37	1.97
CLASS C SHARES	November 2, 2009
With CDSC***		(3.92)	(3.14)	2.87	1.56
Without CDSC		(2.92)	(2.14)	2.87	1.56
Class I SHARES	November 2, 2009	(2.59)	(1.50)	3.64	2.23

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR FUND PERFORMANCE (4/30/12 TO 4/30/22) (AS RESTATED, SEE NOTE 8)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Research Market Neutral Fund and ICE BofAML 3-Month US Treasury Bill Index from April 30, 2012 to April 30, 2022. The perf ormance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

J.P. MORGAN SPECIALTY FUNDS	11

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.81%
ICE BofAML 3-Month US Treasury Bill Index	0.05%

Net Assets After Future Share Reacquisition Adjustment as of 4/30/2021 (In Thousands)	$95,977

INVESTMENT OBJECTIVE**

The JPMorgan Research Market Neutral Fund (the “Fund”) seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Benchmark”) for the six months ended April 30, 2021. During the period, equity markets generally outperformed bond markets.

The Fund’s security selections in the media and semiconductors sectors were leading contributors to performance relative to the Benchmark, while the Fund’s security selections in the retail and industrial cyclical sectors were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s long positions in Diamondback Energy Inc. and Lyft Inc., and its short position in Take-Two Interactive Software Inc. Shares of Diamondback Energy, an oil and gas company focused on U.S. shale deposits, rose amid a rebound in global energy demand and the company’s improved earnings outlook. Shares of Lyft, an online ride-hailing service, rose amid a rebound in demand for its services in 2021. Shares of Take-Two Interactive Software, a video game publisher, fell after the company reported lower-than-expected results for the fourth quarter of 2020.

Leading individual detractors from relative performance included the Fund’s short positions in Acuity Brands Inc.,

ViacomCBS Inc. and General Electric Co. Shares of Acuity Brands, a provider of lighting and building management systems, rose after the company reported consecutive quarters of better-than-expected earnings. Shares of ViacomCBS, a media content and distribution company, rebounded from a sharp sell off in March 2020 amid the collapse of Archegos Capital Management. Shares of General Electric, an industrial and financial services company, rose amid investor expectations that the company would benefit from the Biden administration’s plans for infrastructure and renewable energy spending.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers aimed to construct a portfolio of long and short positions with a low correlation to the broader market for stocks and bonds. The Fund’s portfolio managers used fundamental research to estimate companies’ long-term earnings forecasts, ranking approximately 600 large and mid cap stocks into five quintiles. The Fund’s portfolio managers looked to the top two quintiles for potential long positions in stocks that they believed were undervalued and the bottom two quintiles for potential short positions in stocks that they believed were overvalued.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. MORGAN SPECIALTY FUNDS

TOP TEN LONG POSITIONS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Diamondback Energy, Inc.	2.1%
2.	Mastercard, Inc., Class A	2.0
3.	Amazon.com, Inc.	1.8
4.	Alphabet, Inc., Class C	1.5
5.	Discovery, Inc., Class C	1.5
6.	Lyft, Inc., Class A	1.4
7.	Seagate Technology plc	1.4
8.	Stanley Black & Decker, Inc.	1.3
9.	Facebook, Inc., Class A	1.2
10.	Trane Technologies plc	1.2

TOP TEN SHORT POSITIONS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Kroger Co. (The)	2.4%
2.	Walmart, Inc.	2.1
3.	Take-Two Interactive Software, Inc.	2.1
4.	Discovery, Inc., Class A	2.0
5.	Intel Corp.	1.9
6.	Enbridge, Inc. (Canada)	1.8
7.	Interpublic Group of Cos., Inc. (The)	1.7
8.	Amgen, Inc.	1.7
9.	HP, Inc.	1.6
10.	3M Co.	1.5

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	14.7%
Industrials	14.6
Consumer Discretionary	11.4
Health Care	9.2
Communication Services	9.2
Financials	8.3
Energy	6.3
Materials	4.4
Utilities	3.1
Real Estate	3.0
Consumer Staples	2.5
Short-Term Investments	13.3

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Industrials	14.8%
Information Technology	14.0
Communication Services	13.1
Financials	12.0
Consumer Staples	10.9
Health Care	8.9
Energy	7.6
Materials	5.0
Real Estate	4.9
Utilities	4.6
Consumer Discretionary	4.2

J.P. MORGAN SPECIALTY FUNDS	13

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		(3.70)%	(0.92)%	3.48%	1.19%
Without Sales Charge		1.61	4.55	4.61	1.73
CLASS C SHARES	November 2, 2009
With CDSC***		0.43	3.06	4.10	1.33
Without CDSC		1.43	4.06	4.10	1.33
CLASS I SHARES	November 2, 2009	1.81	4.89	4.89	2.00

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR FUND PERFORMANCE (4/30/11 TO 4/30/21) (AS RESTATED, SEE NOTE 8)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perform ance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Research Market Neutral Fund and ICE BofAML 3-Month US Treasury Bill Index from April 30, 2011 to April 30, 2021. The perf ormance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursem ent of expenses for certain periods. Without these waivers and reimbursem ents, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	9.50%
ICE BofAML 3-Month U.S. Treasury Bill Index	0.85%

Net Assets After Future Share Reacquisition Adjustment as of 4/30/2020 (In Thousands)	$83,298

INVESTMENT OBJECTIVE**

The JPMorgan Research Market Neutral Fund (the “Fund”) seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Benchmark”) for the six months ended April 30, 2020.

The Fund’s security selection in the media, real estate investment trusts and retail sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the consumer stable and banks & brokers sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s long position in Amazon.com Inc. and its short positions in Boeing Co. and Cinemark Holdings Inc. Shares of Amazon, a provider of online retail shopping and related services, rose amid investor expectations that its business would benefit from at-home quarantines imposed in response to the COVID-19 pandemic. Shares of Boeing, an airplane manufacturing and aerospace company, fell amid investor expectations that orders for new planes will shrink as commercial airlines suffer financial stress due to reductions in flights in response to COVID-19. Shares of Cinemark Holdings, an operator of movie theaters, fell after the company reported lower-than-expected revenue and earnings for the fourth quarter of 2019.

Leading individual detractors from relative performance included the Fund’s short positions in Kroger Co., Enbridge Inc. and Activision Blizzard Inc. Shares of Kroger, a grocery supermarket chain, rose as consumers stocked up on food and other items ahead of at-home quarantines imposed in response to the COVID-19 pandemic and then continued to eat meals at home. Shares of Enbridge, a master limited partnership that operates petroleum and natural gas pipelines and storage facilities, rose as investors sought higher dividends. Shares of Activision Blizzard, an interactive entertainment software publisher, rose as consumers under at-home quarantine spent more on online games and entertainment.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers aimed to construct a portfolio of long and short positions with a low correlation to the broader market for stocks and bonds. The Fund’s portfolio managers used fundamental research to estimate companies’ long-term earnings forecasts, ranking approximately 600 large and mid cap stocks into five quintiles. The Fund’s portfolio managers looked to the top two quintiles for potential long positions in stocks that they believed were undervalued and the bottom two quintiles for potential short positions in stocks that they believed were overvalued.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

J.P. MORGAN SPECIALTY FUNDS	15

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN LONG POSITIONS OF THE PORTFOLIO***
1.	Alphabet, Inc., Class C	2.1%
2.	Amazon.com, Inc.	2.0
3.	Norfolk Southern Corp.	1.9
4.	Linde plc	1.8
5.	Microsoft Corp.	1.6
6.	Citigroup, Inc.	1.5
7.	PayPal Holdings, Inc.	1.4
8.	Leidos Holdings, Inc.	1.4
9.	NextEra Energy, Inc.	1.4
10.	Northrop Grumman Corp.	1.3

TOP TEN SHORT POSITIONS OF THE PORTFOLIO****
1.	Juniper Networks, Inc.	2.5%
2.	NetApp, Inc.	2.4
3.	Clorox Co. (The)	2.4
4.	Western Union Co. (The)	1.8
5.	Walt Disney Co. (The)	1.8
6.	Cisco Systems, Inc.	1.8
7.	Omnicom Group, Inc.	1.8
8.	Spotify Technology SA	1.7
9.	Robert Half International, Inc.	1.7
10.	AT&T, Inc.	1.5

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	21.1%
Industrials	11.4
Health Care	8.4
Consumer Discretionary	8.3
Financials	8.1
Communication Services	6.0
Materials	5.0
Utilities	3.6
Energy	3.6
Consumer Staples	3.1
Real Estate	2.9
Short-Term Investments	18.5

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	16.6%
Industrials	16.2
Financials	12.5
Communication Services	11.9
Health Care	9.8
Energy	7.5
Materials	6.0
Consumer Discretionary	5.8
Consumer Staples	4.8
Utilities	4.5
Real Estate	4.4

***	Percentages indicated are based on total long investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN SPECIALTY FUNDS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		3.53%	4.51%	1.66%	0.60%
Without Sales Charge		9.23	10.32	2.76	1.14
CLASS C SHARES	November 2, 2009
With CDSC***		7.94	8.77	2.24	0.74
Without CDSC		8.94	9.77	2.24	0.74
CLASS I SHARES	November 2, 2009	9.35	10.55	3.03	1.40
CLASS L SHARES	December 30, 1998	9.50	10.76	3.17	1.60

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR FUND PERFORMANCE (4/30/10 TO 4/30/20) (AS RESTATED, SEE NOTE 8)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perform ance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Research Market Neutral Fund and ICE BofAML 3-Month U.S. Treasury Bill Index from April 30, 2010 to April 30, 2020. The perf ormance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofAML 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursem ent of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

J.P. MORGAN SPECIALTY FUNDS	17

JPMorgan Research Market Neutral Fund

FUND COMMENTARY (AS RESTATED, SEE NOTE 8)

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	2.04%
ICE BofAML 3-Month U.S. Treasury Bill Index	1.18%

Net Assets After Future Share Reacquisition Adjustment as of 4/30/2019 (In Thousands)	$73,466

INVESTMENT OBJECTIVE**

The JPMorgan Research Market Neutral Fund (the “Fund”) seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the ICE BofAML 3-Month U.S. Treasury Bill Index (the “Benchmark”) for the six months ended April 30, 2019. The Fund’s security selection in the industrial cyclical sector and the software & hardware sector was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the pharmaceutical & health care sector and the semiconductors sector was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s short positions in Albemarle Corp. and Range Resources Corp. and its long position in Pioneer Natural Resources Co. Shares of Albemarle, a specialty chemicals manufacturer, fell in late 2018 after the company reported lower-than-expected earnings and flat sales in its lithium products business for the third quarter of 2018. Shares of Range Resources, an oil and gas producer, fell amid investor concerns about the company’s debt level and 2019 production outlook. Shares of Pioneer Natural Resources, a shale oil and gas producer, rose amid investor expectations that the company would become a takeover target.

Leading individual detractors from relative performance included the Fund’s short position in Chipotle Mexican Grill Inc.

and its long positions in Nvidia Corp. and Cigna Corp. Shares of Chipotle Mexican Grill, a fast food chain, rose after the company reported better-than-expected earnings and sales for the first quarter of 2019. Shares of Nvidia, a maker of semiconductors, fell amid weak demand for semiconductors. Shares of Cigna, a health insurance provider, fell along with the broader health insurance sector amid investor concerns about state and federal legislative interest in drug pricing and health care structure.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers aimed to construct a portfolio of long and short positions with a low correlation to the broader market for stocks and bonds. The Fund’s portfolio managers used fundamental research to estimate companies’ long-term earnings forecasts, ranking approximately 600 large and mid cap stocks into five quintiles. The Fund’s portfolio managers looked to the top two quintiles for potential long positions in stocks that they believed were undervalued and the bottom two quintiles for potential short positions in stocks that they believed were overvalued.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

18	J.P. MORGAN SPECIALTY FUNDS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		(3.43)%	(2.98)%	(0.29)%	(0.05)%
Without Sales Charge		1.89	2.40	0.79	0.49
CLASS C SHARES	November 2, 2009
With CDSC***		0.65	0.88	0.28	0.08
Without CDSC		1.65	1.88	0.28	0.08
CLASS I SHARES	November 2, 2009	2.09	2.70	1.05	0.76
CLASS L SHARES	December 31, 1998	2.04	2.78	1.20	0.96

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR FUND PERFORMANCE (4/30/09 TO 4/30/19) (AS RESTATED, SEE NOTE 8)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class I Shares prior to its inception date are based on the performance of Class L Shares. The actual returns for Class I Shares would have been lower than shown because Class I Shares have higher expenses than Class L Shares.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have similar expenses to Class B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Research Market Neutral Fund, ICE BofAML 3-Month US Treasury Bill Index and Lipper Alternative Equity Market Neutral Funds Index from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Equity Market Neutral Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Lipper Alternative Equity Market Neutral Funds Index is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

J.P. MORGAN SPECIALTY FUNDS	19

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2023 (AS RESTATED, SEE NOTE 8) (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 99.1%
Common Stocks — 77.6%

Aerospace & Defense — 2.9%

Howmet Aerospace, Inc.	46	2,057

Northrop Grumman Corp. (a)	2	949

Raytheon Technologies Corp.	14	1,428

TransDigm Group, Inc.	1	359

		4,793

Air Freight & Logistics — 0.3%

FedEx Corp.	—	79

United Parcel Service, Inc., Class B	3	488

		567

Automobile Components — 0.6%

Aptiv plc *	2	224

Lear Corp.	2	203

Mobileye Global, Inc., Class A (Israel) *	13	488

		915

Automobiles — 0.1%

Rivian Automotive, Inc., Class A *	3	33

Tesla, Inc. *	1	196

		229

Banks — 1.8%

Bank of America Corp.	15	437

Fifth Third Bancorp	29	753

Truist Financial Corp.	17	561

US Bancorp	3	124

Wells Fargo & Co. (a)	28	1,105

		2,980

Beverages — 1.4%

Coca-Cola Co. (The)	6	404

Constellation Brands, Inc., Class A	1	93

Keurig Dr Pepper, Inc.	3	107

Monster Beverage Corp. *	21	1,170

PepsiCo, Inc.	3	617

		2,391

Biotechnology — 5.2%

AbbVie, Inc.	13	2,020

Biogen, Inc. *	6	1,757

BioMarin Pharmaceutical, Inc. *	13	1,288

Regeneron Pharmaceuticals, Inc. *	2	1,331

Sarepta Therapeutics, Inc. *	8	942

Vertex Pharmaceuticals, Inc. * (a)	4	1,255

		8,593

INVESTMENTS	SHARES (000)	VALUE ($000)

Broadline Retail — 1.3%

Amazon.com, Inc. * (a)	20	2,100

Building Products — 1.1%

Trane Technologies plc	10	1,853

Capital Markets — 3.4%

Charles Schwab Corp. (The)	13	674

CME Group, Inc.	6	1,136

Morgan Stanley	8	679

Raymond James Financial, Inc.	16	1,445

S&P Global, Inc.	4	1,459

State Street Corp.	2	184

		5,577

Chemicals — 0.8%

Air Products and Chemicals, Inc. (a)	1	376

Dow, Inc.	1	88

DuPont de Nemours, Inc. (a)	6	406

Linde plc	1	329

PPG Industries, Inc.	1	112

		1,311

Commercial Services & Supplies — 0.8%

Waste Connections, Inc.	10	1,368

Communications Equipment — 0.4%

Juniper Networks, Inc.	21	643

Construction Materials — 0.1%

Martin Marietta Materials, Inc.	1	212

Consumer Finance — 0.2%

American Express Co. (a)	3	415

Consumer Staples Distribution & Retail — 0.9%

Costco Wholesale Corp.	2	991

Dollar General Corp.	2	465

		1,456

Diversified REITs — 0.1%

WP Carey, Inc.	1	81

Electric Utilities — 1.7%

NextEra Energy, Inc.	13	1,003

PG&E Corp. *	82	1,401

PPL Corp.	18	507

		2,911

Electrical Equipment — 0.5%

Eaton Corp. plc	5	856

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — (continued)
Common Stocks — (continued)

Electronic Equipment, Instruments & Components — 1.5%

Corning, Inc.	50	1,657

Keysight Technologies, Inc. *	6	842

		2,499

Energy Equipment & Services — 0.5%

Baker Hughes Co.	26	754

Entertainment — 3.3%

Endeavor Group Holdings, Inc., Class A * (a)	103	2,646

Netflix, Inc. * (a)	5	1,800

Take-Two Interactive Software, Inc. *	9	1,123

		5,569

Financial Services — 4.3%

Block, Inc. *	4	249

Fidelity National Information Services, Inc.	6	349

Fiserv, Inc. *	9	1,161

FleetCor Technologies, Inc. *	6	1,363

Jack Henry & Associates, Inc.	2	306

Mastercard, Inc., Class A (a)	8	3,041

WEX, Inc. *	4	647

		7,116

Food Products — 0.5%

Hershey Co. (The)	3	683

Mondelez International, Inc., Class A	1	97

		780

Ground Transportation — 2.0%

Canadian National Railway Co. (Canada)	2	253

CSX Corp.	14	426

Knight-Swift Transportation Holdings, Inc.	3	173

Norfolk Southern Corp.	3	528

Old Dominion Freight Line, Inc.	1	245

Uber Technologies, Inc. * (a)	38	1,181

Union Pacific Corp.	2	441

		3,247

Health Care Equipment & Supplies — 1.3%

Boston Scientific Corp. *	9	474

Intuitive Surgical, Inc. *	2	530

Stryker Corp.	3	874

Zimmer Biomet Holdings, Inc.	2	350

		2,228

Health Care Providers & Services — 1.6%

Centene Corp. *	2	170

HCA Healthcare, Inc.	2	424

INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued

Humana, Inc.	1	634

McKesson Corp.	1	293

UnitedHealth Group, Inc. (a)	2	1,110

		2,631

Health Care REITs — 0.0% ^

Ventas, Inc.	1	60

Hotel & Resort REITs — 0.0% ^

Host Hotels & Resorts, Inc.	3	50

Hotels, Restaurants & Leisure — 3.0%

Booking Holdings, Inc. *	—	733

Chipotle Mexican Grill, Inc. *	1	1,241

DoorDash, Inc., Class A *	2	145

Hilton Worldwide Holdings, Inc.	5	703

McDonald’s Corp.	3	887

Yum! Brands, Inc. (a)	9	1,274

		4,983

Household Products — 0.1%

Procter & Gamble Co. (The)	1	99

Industrial Conglomerates — 1.2%

Honeywell International, Inc. (a)	10	1,987

Industrial REITs — 0.7%

Prologis, Inc.	9	1,121

Insurance — 2.9%

Globe Life, Inc.	18	1,952

Progressive Corp. (The) (a)	19	2,610

Travelers Cos., Inc. (The)	1	242

		4,804

Interactive Media & Services — 2.6%

Alphabet, Inc., Class A *	3	349

Meta Platforms, Inc., Class A * (a)	17	4,059

		4,408

IT Services — 0.4%

Cognizant Technology Solutions Corp., Class A	4	222

MongoDB, Inc. *	1	189

Snowflake, Inc., Class A *	1	176

		587

Life Sciences Tools & Services — 0.3%

Danaher Corp.	1	205

Thermo Fisher Scientific, Inc.	—	245

		450

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	21

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2023 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — (continued)
Common Stocks — (continued)

Machinery — 2.3%

Deere & Co. (a)	4	1,545

Dover Corp.	10	1,460

Ingersoll Rand, Inc.	14	819

		3,824

Media — 1.5%

Charter Communications, Inc., Class A *	3	1,237

Comcast Corp., Class A	5	194

Liberty Media Corp.-Liberty SiriusXM, Class A *	40	1,133

		2,564

Metals & Mining — 0.2%

Freeport-McMoRan, Inc.	9	360

Multi-Utilities — 1.8%

CenterPoint Energy, Inc.	14	438

Dominion Energy, Inc.	10	561

DTE Energy Co.	4	452

Public Service Enterprise Group, Inc.	11	668

Sempra Energy	6	939

		3,058

Oil, Gas & Consumable Fuels — 2.2%

Cheniere Energy, Inc.	3	467

ConocoPhillips	7	733

Diamondback Energy, Inc.	5	675

EOG Resources, Inc.	5	567

Exxon Mobil Corp.	4	441

HF Sinclair Corp.	8	337

Marathon Oil Corp.	8	206

Targa Resources Corp.	3	241

		3,667

Passenger Airlines — 0.0% ^

Delta Air Lines, Inc. *	2	77

Personal Care Products — 0.3%

Estee Lauder Cos., Inc. (The), Class A	2	542

Pharmaceuticals — 0.7%

Bristol-Myers Squibb Co. (a)	15	968

Elanco Animal Health, Inc. *	26	248

		1,216

Professional Services — 0.7%

Booz Allen Hamilton Holding Corp.	5	449

Leidos Holdings, Inc. (a)	7	642

		1,091

INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.6%

Sun Communities, Inc.	5	733

UDR, Inc.	8	338

		1,071

Retail REITs — 0.1%

Kimco Realty Corp.	7	129

Semiconductors & Semiconductor Equipment — 7.9%

Advanced Micro Devices, Inc. * (a)	16	1,412

Analog Devices, Inc.	9	1,669

Marvell Technology, Inc.	36	1,401

NVIDIA Corp.	6	1,694

NXP Semiconductors NV (China)	9	1,440

Qorvo, Inc. *	4	387

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	35	2,970

Teradyne, Inc.	24	2,157

		13,130

Software — 3.7%

Adobe, Inc. *	—	163

DocuSign, Inc. *	1	71

Intuit, Inc. (a)	5	2,246

Microsoft Corp.	3	892

Oracle Corp.	7	640

PTC, Inc. *	1	160

Roper Technologies, Inc.	1	638

Salesforce, Inc. *	4	758

ServiceNow, Inc. *	1	232

Workday, Inc., Class A *	2	277

		6,077

Specialized REITs — 0.3%

SBA Communications Corp.	2	541

Specialty Retail — 2.3%

AutoNation, Inc. *	4	455

AutoZone, Inc. *	—	802

Burlington Stores, Inc. *	3	640

Lowe’s Cos., Inc.	6	1,230

O’Reilly Automotive, Inc. * (a)	1	761

		3,888

Technology Hardware, Storage & Peripherals — 2.1%

Dell Technologies, Inc., Class C	18	804

Seagate Technology Holdings plc	45	2,637

		3,441

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — (continued)
Common Stocks — (continued)

Textiles, Apparel & Luxury Goods — 0.8%

NIKE, Inc., Class B	10	1,316

Wireless Telecommunication Services — 0.3%

T-Mobile US, Inc. *	4	538

Total Common Stocks (Cost $110,060)		129,154

Short-Term Investments — 21.5%

Investment Companies — 21.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 4.88% (b) (c) (Cost $35,790)	35,782	35,792

Total Long Positions (Cost $145,850)		164,946

Short Positions — (73.5)%
Common Stocks — (73.5)%

Aerospace & Defense — (2.7)%

Boeing Co. (The) *	(10)	(2,102)

General Dynamics Corp.	(7)	(1,520)

Huntington Ingalls Industries, Inc.	(4)	(821)

L3Harris Technologies, Inc.	(1)	(76)

		(4,519)

Air Freight & Logistics — (0.9)%

CH Robinson Worldwide, Inc.	(12)	(1,192)

Expeditors International of Washington, Inc.	(3)	(362)

		(1,554)

Automobile Components — (0.3)%

Autoliv, Inc. (Sweden)	(2)	(168)

BorgWarner, Inc.	(7)	(352)

		(520)

Automobiles — (0.8)%

Ford Motor Co.	(65)	(769)

General Motors Co.	(14)	(458)

Harley-Davidson, Inc.	(2)	(91)

		(1,318)

Banks — (1.5)%

Comerica, Inc.	(17)	(744)

Huntington Bancshares, Inc.	(65)	(728)

PNC Financial Services Group, Inc. (The)	(5)	(676)

Regions Financial Corp.	(22)	(391)

		(2,539)

INVESTMENTS	SHARES (000)	VALUE ($000)

Beverages — (0.4)%

Brown-Forman Corp., Class B	(2)	(133)

Molson Coors Beverage Co., Class B	(9)	(536)

		(669)

Biotechnology — (2.4)%

Amgen, Inc.	(4)	(1,004)

Gilead Sciences, Inc.	(17)	(1,390)

Moderna, Inc. *	(12)	(1,533)

		(3,927)

Broadline Retail — (1.0)%

eBay, Inc.	(35)	(1,614)

Building Products — (1.8)%

Allegion plc	(6)	(634)

Johnson Controls International plc	(25)	(1,528)

Lennox International, Inc.	(3)	(777)

Masco Corp.	(1)	(55)

		(2,994)

Capital Markets — (3.9)%

BlackRock, Inc.	(1)	(381)

Coinbase Global, Inc., Class A *	(5)	(244)

FactSet Research Systems, Inc.	(1)	(446)

Franklin Resources, Inc.	(36)	(967)

LPL Financial Holdings, Inc.	(3)	(735)

Moody’s Corp.	(1)	(228)

MSCI, Inc.	(1)	(604)

Nasdaq, Inc.	(17)	(939)

Northern Trust Corp.	(11)	(840)

T. Rowe Price Group, Inc.	(10)	(1,140)

		(6,524)

Chemicals — (0.2)%

Ecolab, Inc.	—	(34)

Westlake Corp.	(3)	(326)

		(360)

Commercial Services & Supplies — (0.1)%

Waste Management, Inc.	(1)	(151)

Communications Equipment — (1.7)%

Cisco Systems, Inc.	(62)	(2,923)

Consumer Finance — (0.9)%

Capital One Financial Corp.	(8)	(784)

Synchrony Financial	(27)	(800)

		(1,584)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	23

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2023 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — (continued)
Common Stocks — (continued)

Consumer Staples Distribution & Retail — (4.0)%

Dollar Tree, Inc. *	(1)	(130)

Kroger Co. (The)	(48)	(2,354)

Sysco Corp.	(26)	(1,983)

Walgreens Boots Alliance, Inc.	(14)	(512)

Walmart, Inc.	(12)	(1,777)

		(6,756)

Containers & Packaging — (0.6)%

International Paper Co.	(29)	(954)

Packaging Corp. of America	(1)	(104)

		(1,058)

Diversified Telecommunication Services — (1.3)%

AT&T, Inc.	(37)	(646)

Lumen Technologies, Inc.	(56)	(133)

Verizon Communications, Inc.	(33)	(1,303)

		(2,082)

Electric Utilities — (3.1)%

American Electric Power Co., Inc.	(10)	(953)

Duke Energy Corp.	(12)	(1,164)

Edison International	(16)	(1,161)

Evergy, Inc.	(3)	(191)

Eversource Energy	(8)	(625)

Exelon Corp.	(16)	(673)

FirstEnergy Corp.	(11)	(448)

		(5,215)

Electrical Equipment — (0.5)%

Acuity Brands, Inc.	(3)	(447)

Hubbell, Inc.	(1)	(231)

Rockwell Automation, Inc.	—	(160)

		(838)

Entertainment — (1.7)%

Electronic Arts, Inc.	(9)	(1,102)

ROBLOX Corp., Class A *	(23)	(824)

Warner Bros Discovery, Inc. *	(62)	(848)

		(2,774)

Financial Services — (1.7)%

Affirm Holdings, Inc. *	(12)	(121)

Global Payments, Inc.	(10)	(1,109)

Voya Financial, Inc.	(11)	(853)

Western Union Co. (The)	(68)	(737)

		(2,820)

INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — (1.3)%

Campbell Soup Co.	(11)	(624)

Conagra Brands, Inc.	(4)	(141)

General Mills, Inc.	(7)	(589)

Kellogg Co.	(6)	(419)

Kraft Heinz Co. (The)	(9)	(343)

		(2,116)

Gas Utilities — (0.4)%

National Fuel Gas Co.	(13)	(745)

Ground Transportation — (0.6)%

Canadian Pacific Kansas City Ltd. (Canada)	(1)	(53)

Heartland Express, Inc.	(20)	(297)

JB Hunt Transport Services, Inc.	(2)	(313)

Werner Enterprises, Inc.	(7)	(306)

		(969)

Health Care Equipment & Supplies — (0.2)%

Edwards Lifesciences Corp. *	(2)	(170)

Medtronic plc	(1)	(125)

		(295)

Health Care Providers & Services — (0.8)%

Henry Schein, Inc. *	(10)	(811)

Quest Diagnostics, Inc.	(4)	(503)

		(1,314)

Hotels, Restaurants & Leisure — (0.7)%

Starbucks Corp.	(10)	(1,113)

Household Durables — (0.8)%

Mohawk Industries, Inc. *	(5)	(552)

NVR, Inc. *	—	(245)

PulteGroup, Inc.	(5)	(358)

Toll Brothers, Inc.	(4)	(221)

		(1,376)

Household Products — (0.2)%

Clorox Co. (The)	(2)	(255)

Industrial Conglomerates — (1.5)% 3M Co.	(20)	(2,104)

General Electric Co.	(3)	(314)

		(2,418)

Insurance — (3.5)%

Aflac, Inc.	(23)	(1,597)

Allstate Corp. (The)	(10)	(1,094)

American International Group, Inc.	(5)	(246)

Aon plc, Class A	—	(80)

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — (continued)
Common Stocks — (continued)

Insurance — (continued)

Arthur J Gallagher & Co.	—	(83)

Marsh & McLennan Cos., Inc.	(1)	(207)

Principal Financial Group, Inc.	(12)	(916)

Ryan Specialty Holdings, Inc. *	(4)	(175)

WR Berkley Corp.	(24)	(1,422)

		(5,820)

Interactive Media & Services — (0.3)%

Alphabet, Inc., Class C *	(2)	(262)

ZoomInfo Technologies, Inc. *	(10)	(219)

		(481)

IT Services — (1.3)%

Accenture plc, Class A	(1)	(381)

DXC Technology Co. *	(9)	(221)

EPAM Systems, Inc. *	(2)	(452)

Infosys Ltd. (India)	(31)	(472)

International Business Machines Corp.	(5)	(625)

		(2,151)

Life Sciences Tools & Services — (0.7)%

Agilent Technologies, Inc.	(2)	(300)

Repligen Corp. *	(2)	(217)

Waters Corp. *	(2)	(726)

		(1,243)

Machinery — (3.2)%

Caterpillar, Inc.	(1)	(151)

Donaldson Co., Inc.	(14)	(927)

IDEX Corp.	(5)	(969)

Illinois Tool Works, Inc.	(4)	(882)

PACCAR, Inc.	(6)	(484)

Stanley Black & Decker, Inc.	(21)	(1,845)

		(5,258)

Media — (3.4)%

Fox Corp., Class A	(26)	(855)

Interpublic Group of Cos., Inc. (The)	(25)	(891)

Omnicom Group, Inc.	(18)	(1,679)

Paramount Global, Class B	(82)	(1,921)

Sirius XM Holdings, Inc.	(75)	(284)

		(5,630)

Multi-Utilities — (0.3)%

WEC Energy Group, Inc.	(6)	(574)

Office REITs — 0.0% ^

Orion Office REIT, Inc.	—	—

INVESTMENTS	SHARES (000)	VALUE ($000)

Office REITs — (continued)

SL Green Realty Corp.	—	—

		—

Oil, Gas & Consumable Fuels — (2.2)%

APA Corp.	(19)	(684)

Coterra Energy, Inc.	(9)	(240)

Devon Energy Corp.	(12)	(645)

Enbridge, Inc. (Canada)	(15)	(592)

Marathon Petroleum Corp.	(2)	(236)

ONEOK, Inc.	(10)	(689)

Phillips 66	(1)	(83)

Williams Cos., Inc. (The)	(15)	(450)

		(3,619)

Passenger Airlines — (0.1)%

United Airlines Holdings, Inc. *	(3)	(154)

Pharmaceuticals — (3.0)%

Eli Lilly & Co.	(4)	(1,401)

Johnson & Johnson	(4)	(659)

Merck & Co., Inc.	(11)	(1,308)

Pfizer, Inc.	(31)	(1,196)

Zoetis, Inc.	(2)	(418)

		(4,982)

Professional Services — (3.3)%

Automatic Data Processing, Inc.	(2)	(463)

Ceridian HCM Holding, Inc. *	(16)	(1,033)

Equifax, Inc.	(4)	(820)

Paychex, Inc.	(7)	(796)

Paycom Software, Inc. *	(4)	(1,123)

Robert Half International, Inc.	(4)	(274)

Verisk Analytics, Inc.	(5)	(967)

		(5,476)

Residential REITs — (0.4)%

AvalonBay Communities, Inc.	—	(80)

Equity LifeStyle Properties, Inc.	(8)	(521)

		(601)

Retail REITs — (0.7)%

National Retail Properties, Inc.	(2)	(80)

Simon Property Group, Inc.	(10)	(1,142)

		(1,222)

Semiconductors & Semiconductor Equipment — (6.7)%

Applied Materials, Inc.	(34)	(3,904)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	25

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2023 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — (continued)
Common Stocks — (continued)

Semiconductors & Semiconductor Equipment — (continued)

Broadcom, Inc.	(2)	(1,360)

Intel Corp.	(16)	(485)

KLA Corp.	(3)	(1,039)

Lam Research Corp.	(1)	(697)

Microchip Technology, Inc.	(45)	(3,266)

QUALCOMM, Inc.	(3)	(346)

		(11,097)

Software — (0.3)%

Palantir Technologies, Inc., Class A *	(52)	(402)

UiPath, Inc., Class A *	(9)	(133)

		(535)

Specialized REITs — (1.1)%

Extra Space Storage, Inc.	(6)	(926)

Iron Mountain, Inc.	(16)	(895)

		(1,821)

Specialty Retail — (1.1)%

CarMax, Inc. *	(3)	(214)

Home Depot, Inc. (The)	(4)	(1,303)

Williams-Sonoma, Inc.	(3)	(321)

		(1,838)

Technology Hardware, Storage & Peripherals — (3.3)%

Apple, Inc.	(10)	(1,760)

Hewlett Packard Enterprise Co.	(162)	(2,315)

NetApp, Inc.	(22)	(1,361)

Xerox Holdings Corp.	(5)	(79)

		(5,515)

Textiles, Apparel & Luxury Goods — (0.2)%

VF Corp.	(17)	(393)

INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — (0.4)%

Fastenal Co.	(11)	(596)

Total Common Stocks (Proceeds $(127,615))		(122,346)

Total Short Positions (Proceeds $(127,615))		(122,346)

Total Investments — 25.6% (Cost $18,235)		42,600
Other Assets Less Liabilities — 70.0%		116,556

Net Assets — 95.6%		159,156

Future share reacquisition adjustment — 4.4%		7,287

Net assets after future share reacquisition adjustment — 100%		$166,443

Percentages indicated are based on net assets.

Amounts presented as a dash (“-”) represent amounts that round to less than a thousand.

Abbreviations

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $22,338 and $120,196, respectively.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.

Futures contracts outstanding as of April 30, 2023 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(31)	06/16/2023	USD	(6,493)	(159)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2022 (AS RESTATED, SEE NOTE 8) (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 96.7%
Common Stocks — 66.3%

Aerospace & Defense — 1.6%

Howmet Aerospace, Inc.	12	417

Northrop Grumman Corp.	2	719

Raytheon Technologies Corp.	6	562

Textron, Inc.	3	243

TransDigm Group, Inc. *	—	97

		2,038

Air Freight & Logistics — 0.4%

FedEx Corp.	—	70

United Parcel Service, Inc., Class B	3	500

		570

Auto Components — 0.7%

Aptiv plc *	2	237

Lear Corp.	1	137

Magna International, Inc. (Canada)	9	498

		872

Automobiles — 0.1%

Rivian Automotive, Inc., Class A *	4	133

Banks — 2.3%

Fifth Third Bancorp	18	657

M&T Bank Corp.	2	345

SVB Financial Group *	1	359

Truist Financial Corp.	6	293

Wells Fargo & Co. (a)	29	1,278

		2,932

Beverages — 1.2%

Coca-Cola Co. (The)	6	362

Constellation Brands, Inc., Class A	1	280

Monster Beverage Corp. *	4	341

PepsiCo, Inc.	3	529

		1,512

Biotechnology — 3.9%

AbbVie, Inc. (a)	10	1,423

Biogen, Inc. *	3	610

BioMarin Pharmaceutical, Inc. *	4	373

Neurocrine Biosciences, Inc. *	3	272

Regeneron Pharmaceuticals, Inc. *	1	674

Sarepta Therapeutics, Inc. *	5	335

Vertex Pharmaceuticals, Inc. *	4	1,217

		4,904

INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — 0.8%

Fortune Brands Home & Security, Inc.	—	23

Trane Technologies plc	7	952

		975

Capital Markets — 1.4%

Charles Schwab Corp. (The)	9	590

CME Group, Inc.	1	188

Morgan Stanley	1	68

S&P Global, Inc.	2	744

State Street Corp.	1	120

		1,710

Chemicals — 0.9%

Air Products and Chemicals, Inc. (a)	1	157

DuPont de Nemours, Inc. (a)	5	368

Eastman Chemical Co. (a)	2	182

Linde plc (United Kingdom)	1	389

PPG Industries, Inc.	1	102

		1,198

Commercial Services & Supplies — 0.8%

Republic Services, Inc.	4	561

Waste Connections, Inc.	4	483

		1,044

Communications Equipment — 0.1%

Juniper Networks, Inc.	5	154

Construction Materials — 0.5%

Martin Marietta Materials, Inc.	1	445

Vulcan Materials Co.	1	190

		635

Consumer Finance — 0.8%

American Express Co.	5	962

Electric Utilities — 1.9%

Alliant Energy Corp.	1	72

Exelon Corp.	29	1,376

FirstEnergy Corp.	14	593

Xcel Energy, Inc.	5	366

		2,407

Electrical Equipment — 0.6%

Eaton Corp. plc	5	706

Electronic Equipment, Instruments & Components — 0.6%

Corning, Inc.	10	371

Keysight Technologies, Inc. *	3	410

		781

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	27

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2022 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Energy Equipment & Services — 0.4%

Baker Hughes Co.	18	565

Entertainment — 0.7%

Endeavor Group Holdings, Inc., Class A *	40	914

Equity Real Estate Investment Trusts (REITs) — 2.3%

American Homes 4 Rent, Class A	6	250

Camden Property Trust	2	373

Equinix, Inc.	—	136

Host Hotels & Resorts, Inc.	3	63

Invitation Homes, Inc.	9	334

Kimco Realty Corp.	12	288

Prologis, Inc.	2	355

Sun Communities, Inc.	2	341

UDR, Inc.	5	271

Ventas, Inc.	1	69

WP Carey, Inc.	1	88

Cousins Properties, Inc.	9	306

		2,874

Food Products — 0.7%

Hershey Co. (The)	3	679

Mondelez International, Inc., Class A	3	196

		875

Health Care Equipment & Supplies — 1.2%

Becton Dickinson and Co.	1	215

Boston Scientific Corp. *	16	685

Intuitive Surgical, Inc. *	2	433

Zimmer Biomet Holdings, Inc.	2	238

		1,571

Health Care Providers & Services — 2.3%

Centene Corp. *	8	643

CVS Health Corp. (a)	9	927

Humana, Inc.	1	365

UnitedHealth Group, Inc. (a)	2	1,005

		2,940

Hotels, Restaurants & Leisure — 2.7%

Booking Holdings, Inc. *	—	170

Chipotle Mexican Grill, Inc. *	1	672

Domino’s Pizza, Inc.	1	315

Expedia Group, Inc. *	2	361

Hilton Worldwide Holdings, Inc. *	—	47

Marriott International, Inc., Class A *	2	397

McDonald’s Corp.	4	901

INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Yum! Brands, Inc. (a)	4	501

		3,364

Household Durables — 0.3%

Toll Brothers, Inc.	7	333

Household Products — 0.2%

Procter & Gamble Co. (The)	1	207

Industrial Conglomerates — 0.0% ^

Roper Technologies, Inc.	—	47

Insurance — 1.5%

Arthur J Gallagher & Co.	3	487

Hartford Financial Services Group, Inc. (The)	5	318

Progressive Corp. (The) (a)	10	1,118

		1,923

Interactive Media & Services — 1.9%

Alphabet, Inc., Class C *	—	561

Alphabet, Inc., Class A *	—	301

Meta Platforms, Inc., Class A *	3	624

Snap, Inc., Class A *	31	861

		2,347

Internet & Direct Marketing Retail — 1.4%

Amazon.com, Inc. * (a)	—	1,748

DoorDash, Inc., Class A *	1	57

		1,805

IT Services — 4.8%

Affirm Holdings, Inc. *	9	273

Automatic Data Processing, Inc.	1	185

Fidelity National Information Services, Inc.	1	129

FleetCor Technologies, Inc. *	5	1,233

Mastercard, Inc., Class A (a)	9	3,097

Shopify, Inc., Class A (Canada) * (a)	1	542

Visa, Inc., Class A	1	171

WEX, Inc. *	3	446

		6,076

Life Sciences Tools & Services — 1.2%

Danaher Corp.	2	413

PerkinElmer, Inc.	3	383

Thermo Fisher Scientific, Inc. (a)	1	709

		1,505

Machinery — 3.1%

Deere & Co. (a)	4	1,464

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Machinery — continued

Dover Corp.	8	1,067

Ingersoll Rand, Inc.	5	225

Otis Worldwide Corp.	11	819

Parker-Hannifin Corp.	2	363

		3,938

Media — 1.1%

Charter Communications, Inc., Class A *	1	401

Comcast Corp., Class A	7	262

Liberty Media Corp.-Liberty SiriusXM, Class A *	17	723

		1,386

Metals & Mining — 0.4%

Freeport-McMoRan, Inc.	11	448

Multiline Retail — 0.4%

Dollar General Corp.	2	446

Multi-Utilities — 1.7%

Ameren Corp. (a)	13	1,218

CenterPoint Energy, Inc.	16	478

NiSource, Inc.	9	274

Sempra Energy	2	232

		2,202

Oil, Gas & Consumable Fuels — 4.1%

Cheniere Energy, Inc.	3	466

ConocoPhillips (a)	11	1,014

Coterra Energy, Inc.	5	146

Diamondback Energy, Inc. (a)	13	1,686

EOG Resources, Inc.	5	565

ONEOK, Inc.	5	290

Phillips 66	8	703

Pioneer Natural Resources Co. (a)	1	318

		5,188

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	—	123

Pharmaceuticals — 0.9%

Bristol-Myers Squibb Co.	12	892

Eli Lilly & Co.	1	316

		1,208

Professional Services — 0.9%

Booz Allen Hamilton Holding Corp.	5	406

Leidos Holdings, Inc. (a)	7	697

		1,103

INVESTMENTS	SHARES (000)	VALUE ($000)

Road & Rail — 3.1%

Canadian National Railway Co. (Canada)	2	235

CSX Corp.	9	303

Knight-Swift Transportation Holdings, Inc.	5	243

Lyft, Inc., Class A * (a)	35	1,146

Norfolk Southern Corp. (a)	3	825

Old Dominion Freight Line, Inc.	2	620

Uber Technologies, Inc. * (a)	12	379

Union Pacific Corp.	1	55

XPO Logistics, Inc. *	2	100

		3,906

Semiconductors & Semiconductor Equipment — 5.4%

Advanced Micro Devices, Inc. * (a)	15	1,261

Analog Devices, Inc.	3	519

Lam Research Corp. (a)	1	525

Marvell Technology, Inc.	3	150

Microchip Technology, Inc.	5	293

NXP Semiconductors NV (China)	14	2,418

ON Semiconductor Corp. *	7	346

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3	270

Teradyne, Inc.	4	449

Texas Instruments, Inc.	3	554

		6,785

Software — 1.1%

Autodesk, Inc. *	1	250

Coupa Software, Inc. *	4	299

DocuSign, Inc. *	3	213

Intuit, Inc.	—	140

Microsoft Corp.	1	326

Workday, Inc., Class A *	1	183

		1,411

Specialty Retail — 2.3%

AutoZone, Inc. *	—	430

Best Buy Co., Inc.	4	325

Burlington Stores, Inc. *	3	597

Lowe’s Cos., Inc. (a)	4	797

O’Reilly Automotive, Inc. * (a)	1	745

		2,894

Technology Hardware, Storage & Peripherals — 0.9%

Hewlett Packard Enterprise Co.	22	339

Seagate Technology Holdings plc	10	836

		1,175

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	29

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2022 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)

Long Positions — continued
Common Stocks — continued

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	7	812

Total Common Stocks (Cost $73,623)		83,904

Short-Term Investments — 30.4%

Investment Companies — 30.4%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (b) (c) (Cost $38,464)	38,460	38,468

Total Long Positions (Cost $112,087)		122,372

Short Positions — (62.4)%
Common Stocks — (62.4)%

Aerospace & Defense — (0.9)%

Hexcel Corp.	(3)	(152)

Huntington Ingalls Industries, Inc.	(4)	(795)

L3Harris Technologies, Inc.	—	(142)

		(1,089)

Air Freight & Logistics — (1.0)%

CH Robinson Worldwide, Inc.	(7)	(737)

Expeditors International of Washington, Inc.	(5)	(542)

		(1,279)

Auto Components — (0.8)%

Autoliv, Inc. (Sweden)	(6)	(438)

BorgWarner, Inc.	(16)	(575)

		(1,013)

Automobiles — (0.1)%

Harley-Davidson, Inc.	(2)	(81)

Banks — (2.0)%

First Republic Bank	(4)	(623)

Huntington Bancshares, Inc.	(56)	(734)

KeyCorp	(38)	(727)

PNC Financial Services Group, Inc. (The)	(3)	(493)

		(2,577)

Beverages — (0.1)%

Brown-Forman Corp., Class B	(2)	(125)

Biotechnology — (2.0)%

Amgen, Inc.	(2)	(448)

Gilead Sciences, Inc.	(15)	(888)

Moderna, Inc. *	(9)	(1,197)

		(2,533)

INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — (1.3)%

Allegion plc	(3)	(359)

Carrier Global Corp.	(15)	(557)

Johnson Controls International plc	(10)	(614)

Masco Corp.	(2)	(130)

		(1,660)

Capital Markets — (2.3)%

BlackRock, Inc.	(1)	(443)

Franklin Resources, Inc.	(24)	(602)

Goldman Sachs Group, Inc. (The)	(1)	(351)

Moody’s Corp.	(2)	(672)

MSCI, Inc.	(1)	(311)

Northern Trust Corp.	(5)	(527)

		(2,906)

Chemicals — (0.5)%

Dow, Inc.	(7)	(432)

Ecolab, Inc.	(1)	(150)

Sherwin-Williams Co. (The)	—	(65)

		(647)

Commercial Services & Supplies — (0.2)%

Waste Management, Inc.	(1)	(224)

Communications Equipment — (1.0)%

Cisco Systems, Inc.	(26)	(1,266)

Consumer Finance — (1.0)%

Capital One Financial Corp.	(9)	(1,073)

Discover Financial Services	(1)	(172)

		(1,245)

Containers & Packaging — (1.2)%

AptarGroup, Inc.	(3)	(386)

Ball Corp.	(4)	(311)

International Paper Co.	(7)	(307)

Packaging Corp. of America	(1)	(112)

Silgan Holdings, Inc.	(8)	(376)

		(1,492)

Diversified Telecommunication Services — (1.6)%

AT&T, Inc.	(36)	(684)

Lumen Technologies, Inc.	(60)	(599)

Verizon Communications, Inc.	(16)	(741)

		(2,024)

Electric Utilities — (3.1)%

American Electric Power Co., Inc.	(12)	(1,140)

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Electric utilities — continued

Duke Energy Corp.	(7)	(739)

Eversource Energy	(5)	(416)

Pinnacle West Capital Corp.	(6)	(461)

PPL Corp.	(13)	(361)

Southern Co. (The)	(10)	(758)

		(3,875)

Electrical Equipment — (1.3)%

Acuity Brands, Inc.	(3)	(478)

Emerson Electric Co.	(5)	(464)

Hubbell, Inc.	(3)	(677)

Sensata Technologies Holding plc *	(2)	(93)

		(1,712)

Electronic Equipment, Instruments & Components — (0.1)%

Cognex Corp.	(3)	(176)

Energy Equipment & Services — (0.5)%

Schlumberger NV	(17)	(651)

Entertainment — (0.3)%

AMC Entertainment Holdings, Inc., Class A *	(22)	(339)

Warner Bros Discovery, Inc. *	—	—

		(339)

Equity Real Estate Investment Trusts (REITs) — (2.8)%

AvalonBay Communities, Inc.	—	(101)

Duke Realty Corp.	(6)	(331)

Equity Residential	(1)	(98)

Iron Mountain, Inc.	(19)	(996)

National Retail Properties, Inc.	(14)	(592)

Orion Office REIT, Inc.	—	—

Realty Income Corp.	(3)	(221)

Simon Property Group, Inc.	(6)	(735)

SL Green Realty Corp.	(4)	(239)

Vornado Realty Trust	(5)	(200)

		(3,513)

Food & Staples Retailing — (4.0)%

Costco Wholesale Corp.	—	(100)

Kroger Co. (The)	(48)	(2,574)

Walgreens Boots Alliance, Inc.	(23)	(987)

Walmart, Inc.	(10)	(1,448)

		(5,109)

Food Products — (1.3)%

Campbell Soup Co.	(9)	(429)

Conagra Brands, Inc.	(6)	(226)

INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — continued

General Mills, Inc.	(6)	(401)

Kellogg Co.	(9)	(585)

		(1,641)

Gas Utilities — (0.3)%

National Fuel Gas Co.	(6)	(438)

Health Care Equipment & Supplies — (1.1)%

Baxter International, Inc.	(9)	(652)

Stryker Corp.	(3)	(774)

		(1,426)

Health Care Providers & Services — (1.0)%

Henry Schein, Inc. *	(5)	(390)

Quest Diagnostics, Inc.	(5)	(630)

Universal Health Services, Inc., Class B	(1)	(198)

		(1,218)

Hotels, Restaurants & Leisure — (0.9)%

Starbucks Corp.	(15)	(1,132)

Household Durables — (0.3)%

Mohawk Industries, Inc. *	(1)	(106)

NVR, Inc. *	—	(171)

PulteGroup, Inc.	(3)	(137)

		(414)

Household Products — (0.9)%

Church & Dwight Co., Inc.	(2)	(233)

Clorox Co. (The)	(4)	(587)

Kimberly-Clark Corp.	(3)	(377)

		(1,197)

Industrial Conglomerates — (2.1)%

3M Co.	(13)	(1,829)

General Electric Co.	(11)	(830)

		(2,659)

Insurance — (1.5)%

Allstate Corp. (The)	(4)	(500)

Aon plc, Class A	—	(119)

Chubb Ltd.	(3)	(639)

Ryan Specialty Group Holdings, Inc., Class A *	(7)	(273)

W R Berkley Corp.	(3)	(188)

Willis Towers Watson plc	(1)	(138)

		(1,857)

Internet & Direct Marketing Retail — (0.6)%

eBay, Inc.	(15)	(796)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	31

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2022 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

IT Services — (2.5)%

Cognizant Technology Solutions Corp., Class A	(7)	(531)

DXC Technology Co. *	(4)	(107)

Global Payments, Inc.	(3)	(385)

Jack Henry & Associates, Inc.	(1)	(207)

Paychex, Inc.	(5)	(607)

PayPal Holdings, Inc. *	(1)	(100)

Western Union Co. (The)	(70)	(1,179)

		(3,116)

Life Sciences Tools & Services — (0.8)%

Agilent Technologies, Inc.	(3)	(438)

Waters Corp. *	(2)	(533)

		(971)

Machinery — (1.5)%

Caterpillar, Inc.	(2)	(451)

Donaldson Co., Inc.	(4)	(206)

IDEX Corp.	(1)	(210)

Illinois Tool Works, Inc.	(4)	(674)

PACCAR, Inc.	(5)	(406)

		(1,947)

Media — (4.3)%

Interpublic Group of Cos., Inc. (The)	(27)	(888)

Omnicom Group, Inc.	(32)	(2,426)

Paramount Global, Class B	(57)	(1,650)

Sirius XM Holdings, Inc.	(83)	(499)

		(5,463)

Multiline Retail — (0.3)%

Macy’s, Inc.	(6)	(151)

Target Corp.	(1)	(215)

		(366)

Multi-Utilities — (0.2)%

Dominion Energy, Inc.	(3)	(231)

Oil, Gas & Consumable Fuels — (3.1)%

Enbridge, Inc. (Canada)	(40)	(1,733)

Exxon Mobil Corp.	(11)	(948)

Hess Corp.	(10)	(1,037)

Marathon Oil Corp.	(11)	(269)

		(3,987)

Pharmaceuticals — (2.2)%

Johnson & Johnson	(3)	(571)

Merck & Co., Inc.	(10)	(845)

INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued

Pfizer, Inc.	(16)	(806)

Zoetis, Inc.	(3)	(526)

		(2,748)

Professional Services — (0.5)%

Equifax, Inc.	—	(48)

TransUnion	(4)	(349)

Verisk Analytics, Inc.	(1)	(211)

		(608)

Road & Rail — (1.0)%

Canadian Pacific Railway Ltd. (Canada)	(2)	(162)

Heartland Express, Inc.	(19)	(257)

JB Hunt Transport Services, Inc.	(2)	(289)

Werner Enterprises, Inc.	(13)	(515)

		(1,223)

Semiconductors & Semiconductor Equipment — (3.0)%

Broadcom, Inc.	(3)	(1,244)

Intel Corp.	(34)	(1,491)

QUALCOMM, Inc.	(6)	(847)

Universal Display Corp.	(1)	(135)

		(3,717)

Software — (1.4)%

Ceridian HCM Holding, Inc. *	(10)	(558)

Oracle Corp.	(1)	(46)

Palantir Technologies, Inc., Class A *	(13)	(135)

Paycom Software, Inc. *	(2)	(504)

Salesforce, Inc. *	(1)	(270)

VMware, Inc., Class A	(2)	(231)

		(1,744)

Specialty Retail — (0.3)%

CarMax, Inc. *	(3)	(268)

Williams-Sonoma, Inc.	(1)	(162)

		(430)

Technology Hardware, Storage & Peripherals — (2.6)%

Apple, Inc.	(9)	(1,410)

HP, Inc.	(13)	(488)

NetApp, Inc.	(17)	(1,275)

Xerox Holdings Corp.	(5)	(79)

		(3,252)

Textiles, Apparel & Luxury Goods — (0.2)%

VF Corp.	(5)	(280)

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Trading Companies & Distributors — (0.4)%

Fastenal Co.	(10)	(566)

Total Common Stocks (Proceeds $(84,734))		(78,963)

Total Short Positions (Proceeds $(84,734))		(78,963)

Total Investments — 34.3% (Cost $27,353)		43,409
Other Assets Less Liabilities — 61.5%		77,843

Net Assets — 95.8%		121,252

Future share reacquisition adjustment — 4.2%		5,335

Net assets after future share reacquisition adjustment — 100%		$126,587

Percentages indicated are based on net assets.

Amounts presented as a dash (“-“) represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $14,707 and $80,921, respectively.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	33

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (AS RESTATED, SEE NOTE 8) (Unaudited)

INVESTMENTS	SHARES (000)		VALUE ($000)
Long Positions — 98.3%
Common Stocks — 85.2%

Aerospace & Defense — 1.4%

Howmet Aerospace, Inc. *	5		150

Northrop Grumman Corp.	1		337

Raytheon Technologies Corp.	10		817

			1,304

Air Freight & Logistics — 0.7%

FedEx Corp.	1		350

United Parcel Service, Inc., Class B	1		276

			626

Airlines — 0.1%

American Airlines Group, Inc. *	2		52

Auto Components — 0.6%

Aptiv plc *	—	(a)	49

Lear Corp.	—	(a)	68

Magna International, Inc. (Canada)	5		431

			548

Automobiles — 0.1%

General Motors Co. *	1		48

Banks — 3.0%

Bank of America Corp.	11		457

SVB Financial Group *	2		925

Truist Financial Corp.	8		480

Wells Fargo & Co.	23		1,045

			2,907

Beverages — 0.9%

Coca-Cola Co. (The)	4		202

Constellation Brands, Inc., Class A	1		168

PepsiCo, Inc.	4		516

			886

Biotechnology — 2.7%

AbbVie, Inc.	8		933

Biogen, Inc. *	2		451

BioMarin Pharmaceutical, Inc. *	2		194

Regeneron Pharmaceuticals, Inc. *	1		510

Vertex Pharmaceuticals, Inc. *	2		532

			2,620

Building Products — 1.8%

Carrier Global Corp.	7		318

Fortune Brands Home & Security, Inc.	1		139

Johnson Controls International plc	3		186

Trane Technologies plc	6		1,103

			1,746

INVESTMENTS	SHARES (000)		VALUE ($000)

Capital Markets — 2.4%

Ameriprise Financial, Inc.	—	(a)	56

Charles Schwab Corp. (The)	10		672

CME Group, Inc.	1		202

Intercontinental Exchange, Inc.	2		222

Morgan Stanley	5		437

State Street Corp.	6		511

T. Rowe Price Group, Inc.	1		187

			2,287

Chemicals — 3.8%

Air Products and Chemicals, Inc. (b)	1		222

Celanese Corp.	3		469

Corteva, Inc.	3		166

DuPont de Nemours, Inc.	14		1,069

Eastman Chemical Co. (b)	6		647

Linde plc (United Kingdom)	2		490

PPG Industries, Inc.	4		619

			3,682

Consumer Finance — 1.3%

American Express Co.	1		182

Capital One Financial Corp. (b)	7		1,092

			1,274

Containers & Packaging — 0.1%

Crown Holdings, Inc.	1		125

Diversified Financial Services — 0.2%

Voya Financial, Inc.	3		230

Electric Utilities — 1.7%

Evergy, Inc.	7		435

FirstEnergy Corp.	21		792

NextEra Energy, Inc.	4		281

Xcel Energy, Inc. (b)	2		124

			1,632

Electrical Equipment — 0.8%

AMETEK, Inc.	—	(a)	57

Eaton Corp. plc	5		684

			741

Electronic Equipment, Instruments & Components — 0.1%

TE Connectivity Ltd.	1		132

Energy Equipment & Services — 0.5%

Baker Hughes Co.	23		458

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)		VALUE ($000)
Long Positions — continued
Common Stocks — continued

Entertainment — 2.2%

Electronic Arts, Inc.	6		847

Endeavor Group Holdings, Inc., Class A *	22		611

Netflix, Inc. * (b)	1		655

			2,113

Equity Real Estate Investment Trusts (REITs) — 2.9%

Brixmor Property Group, Inc.	19		432

Camden Property Trust	3		354

Cousins Properties, Inc.	8		308

Equity LifeStyle Properties, Inc.	5		335

Host Hotels & Resorts, Inc. *	10		188

Invitation Homes, Inc.	3		102

Kimco Realty Corp.	12		248

Prologis, Inc.	2		252

SBA Communications Corp.	—	(a)	62

Sun Communities, Inc.	—	(a)	74

UDR, Inc.	7		314

Ventas, Inc.	1		69

WP Carey, Inc.	1		82

			2,820

Food Products — 0.5%

Hershey Co. (The)	1		176

Mondelez International, Inc., Class A	4		266

			442

Health Care Equipment & Supplies — 2.8%

Becton Dickinson and Co.	2		490

Boston Scientific Corp. *	10		415

Danaher Corp.	1		193

Medtronic plc	6		789

Teleflex, Inc.	—	(a)	181

Zimmer Biomet Holdings, Inc.	3		614

			2,682

Health Care Providers & Services — 2.0%

Centene Corp. *	8		486

Cigna Corp. (b)	2		575

CVS Health Corp.	7		509

UnitedHealth Group, Inc. (b)	1		392

			1,962

Hotels, Restaurants & Leisure — 2.8%

Booking Holdings, Inc. *	—	(a)	476

Darden Restaurants, Inc.	3		424

Hilton Worldwide Holdings, Inc. *	1		95

INVESTMENTS	SHARES (000)		VALUE ($000)

Hotels, Restaurants & Leisure — continued

Las Vegas Sands Corp. *	3		196

McDonald’s Corp.	3		822

Yum! Brands, Inc. (b)	6		662

			2,675

Household Durables — 1.0%

KB Home	8		400

Lennar Corp., Class A	1		126

Mohawk Industries, Inc. *	—	(a)	78

Toll Brothers, Inc.	5		300

			904

Household Products — 0.2%

Kimberly-Clark Corp.	—	(a)	30

Procter & Gamble Co. (The)	1		157

			187

Industrial Conglomerates — 0.0% (c)

Roper Technologies, Inc.	—	(a)	45

Insurance — 1.2%

Chubb Ltd.	1		189

Hartford Financial Services Group, Inc. (The)	4		281

Lincoln National Corp.	1		66

Marsh & McLennan Cos., Inc.	1		81

Progressive Corp. (The)	1		74

Prudential Financial, Inc.	4		384

RenaissanceRe Holdings Ltd. (Bermuda)	—	(a)	68

			1,143

Interactive Media & Services — 3.3%

Alphabet, Inc., Class A *	—	(a)	198

Alphabet, Inc., Class C * (b)	1		1,421

Facebook, Inc., Class A *	4		1,147

ZoomInfo Technologies, Inc., Class A *	8		409

			3,175

Internet & Direct Marketing Retail — 2.1%

Amazon.com, Inc. * (b)	—	(a)	1,647

DoorDash, Inc., Class A *	3		366

			2,013

IT Services — 3.9%

Fiserv, Inc. * (b)	3		412

FleetCor Technologies, Inc. *	2		702

Mastercard, Inc., Class A (b)	5		1,906

Shopify, Inc., Class A (Canada) *	—	(a)	294

WEX, Inc. *	2		459

			3,773

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	35

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.	1	373

Machinery — 3.7%

Deere & Co.	2	902

Ingersoll Rand, Inc. *	16	786

Parker-Hannifin Corp. (b)	2	602

Stanley Black & Decker, Inc. (b)	6	1,242

		3,532

Media — 2.7%

Charter Communications, Inc., Class A *	1	652

Comcast Corp., Class A	11	606

Discovery, Inc., Class C *	42	1,372

		2,630

Metals & Mining — 0.3%

Freeport-McMoRan, Inc.	9	324

Multiline Retail — 0.3%

Dollar General Corp.	1	144

Dollar Tree, Inc. *	1	137

		281

Multi-Utilities — 1.4%

CenterPoint Energy, Inc.	33	806

Sempra Energy	4	500

		1,306

Oil, Gas & Consumable Fuels — 5.8%

Cabot Oil & Gas Corp.	8	129

Cheniere Energy, Inc. *	8	649

Cimarex Energy Co.	4	236

ConocoPhillips	17	872

Diamondback Energy, Inc.	24	1,985

EOG Resources, Inc.	3	198

Pioneer Natural Resources Co. (b)	6	989

TC Energy Corp. (Canada)	4	190

Williams Cos., Inc. (The)	11	277

		5,525

Personal Products — 0.9%

Estee Lauder Cos., Inc. (The), Class A	3	820

Pharmaceuticals — 1.1%

Bristol-Myers Squibb Co.	9	561

Elanco Animal Health, Inc. *	4	139

Eli Lilly & Co.	2	373

		1,073

INVESTMENTS	SHARES (000)		VALUE ($000)

Professional Services — 1.6%

Booz Allen Hamilton Holding Corp.	3		262

IHS Markit Ltd.	6		658

Leidos Holdings, Inc. (b)	7		685

			1,605

Road & Rail — 4.3%

Canadian Pacific Railway Ltd. (Canada)	1		282

CSX Corp.	5		523

Lyft, Inc., Class A *	24		1,324

Norfolk Southern Corp. (b)	4		995

Old Dominion Freight Line, Inc.	1		381

Uber Technologies, Inc. * (b)	6		318

Union Pacific Corp.	1		265

			4,088

Semiconductors & Semiconductor Equipment — 5.2%

Advanced Micro Devices, Inc. * (b)	7		605

Analog Devices, Inc. (b)	5		752

Applied Materials, Inc.	1		143

Lam Research Corp. (b)	1		656

Marvell Technology, Inc.	6		288

Microchip Technology, Inc.	1		137

Micron Technology, Inc. *	8		730

NXP Semiconductors NV (Netherlands)	5		1,052

ON Semiconductor Corp. *	6		242

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1		96

Texas Instruments, Inc.	2		284

			4,985

Software — 3.2%

Ceridian HCM Holding, Inc. *	11		1,084

Coupa Software, Inc. *	1		264

Intuit, Inc. (b)	1		538

Microsoft Corp. (b)	3		794

Paylocity Holding Corp. *	—	(a)	78

Workday, Inc., Class A *	1		320

			3,078

Specialty Retail — 3.7%

AutoZone, Inc. *	—	(a)	647

Best Buy Co., Inc.	2		283

Burlington Stores, Inc. *	1		305

Home Depot, Inc. (The)	1		207

Lowe’s Cos., Inc. (b)	6		1,082

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Specialty Retail — continued

O’Reilly Automotive, Inc. * (b)	2	952

Ross Stores, Inc.	— (a)	26

TJX Cos., Inc. (The)	— (a)	34

		3,536

Technology Hardware, Storage & Peripherals — 2.0%

Hewlett Packard Enterprise Co.	39	632

Seagate Technology plc	14	1,282

		1,914

Textiles, Apparel & Luxury Goods — 0.7%

Carter’s, Inc. *	1	130

NIKE, Inc., Class B	4	578

		708

Wireless Telecommunication Services — 0.8%

T-Mobile US, Inc. * (b)	5	724

Total Common Stocks (Cost $54,766)		81,734

Short-Term Investments — 13.1%

Investment Companies — 13.1%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.07% (d) (e) (Cost $12,593)	12,590	12,596

Total Long Positions (Cost $67,359)		94,330

Short Positions — (74.4)%

Common Stocks — (74.4)%

Aerospace & Defense — (1.7)%

Boeing Co. (The) *	(2)	(396)

HEICO Corp.	(1)	(202)

Hexcel Corp. *	(2)	(109)

Huntington Ingalls Industries, Inc.	(2)	(480)

L3Harris Technologies, Inc.	(1)	(116)

Lockheed Martin Corp.	— (a)	(110)

Textron, Inc.	(5)	(299)

		(1,712)

Air Freight & Logistics — (0.7)%

CH Robinson Worldwide, Inc.	(3)	(288)

Expeditors International of Washington, Inc.	(3)	(357)

		(645)

Airlines — (0.1)%

United Airlines Holdings, Inc. *	(1)	(51)

INVESTMENTS	SHARES (000)	VALUE ($000)

Auto Components — (0.4)%

Autoliv, Inc. (Sweden) *	(4)	(380)

Automobiles — (0.2)%

Ford Motor Co. *	(5)	(60)

Harley-Davidson, Inc.	(2)	(93)

		(153)

Banks — (3.1)%

Associated Banc-Corp.	(3)	(66)

Citizens Financial Group, Inc.	(8)	(371)

First Republic Bank	(2)	(395)

Huntington Bancshares, Inc.	(35)	(529)

KeyCorp	(23)	(491)

PNC Financial Services Group, Inc. (The)	(5)	(887)

US Bancorp	(5)	(290)

		(3,029)

Beverages — (0.1)%

Brown-Forman Corp., Class B	(1)	(64)

Biotechnology — (2.3)%

Amgen, Inc.	(5)	(1,189)

Gilead Sciences, Inc.	(15)	(971)

		(2,160)

Building Products — (0.3)%

Lennox International, Inc.	(1)	(187)

Masco Corp.	(1)	(66)

		(253)

Capital Markets — (3.8)%

BlackRock, Inc.	(1)	(800)

Franklin Resources, Inc.	(7)	(197)

Moody’s Corp.	(2)	(775)

MSCI, Inc.	(1)	(713)

Nasdaq, Inc.	(3)	(504)

Northern Trust Corp.	(6)	(668)

		(3,657)

Chemicals — (0.8)%

Albemarle Corp.	— (a)	(52)

Dow, Inc.	(4)	(281)

Ecolab, Inc.	— (a)	(85)

RPM International, Inc.	(3)	(284)

Sherwin-Williams Co. (The)	— (a)	(111)

		(813)

Commercial Services & Supplies — (0.6)%

Republic Services, Inc.	(5)	(531)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	37

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Construction Materials — (0.1)%

Martin Marietta Materials, Inc.	— (a)	(92)

Vulcan Materials Co.	— (a)	(37)

		(129)

Consumer Finance — (0.3)%

Discover Financial Services	(3)	(302)

Containers & Packaging — (2.4)%

Avery Dennison Corp.	— (a)	(60)

Ball Corp.	(3)	(312)

International Paper Co.	(14)	(783)

Packaging Corp. of America	(1)	(89)

Sealed Air Corp.	(6)	(275)

Silgan Holdings, Inc.	(6)	(258)

Sonoco Products Co.	(8)	(519)

		(2,296)

Diversified Telecommunication Services — (2.0)%

AT&T, Inc.	(29)	(922)

Lumen Technologies, Inc.	(44)	(568)

Verizon Communications, Inc.	(6)	(372)

		(1,862)

Electric Utilities — (1.4)%

American Electric Power Co., Inc.	(7)	(617)

Southern Co. (The)	(11)	(698)

		(1,315)

Electrical Equipment — (1.5)%

Acuity Brands, Inc.	(6)	(1,033)

Hubbell, Inc.	(2)	(291)

Rockwell Automation, Inc.	— (a)	(94)

		(1,418)

Electronic Equipment, Instruments & Components — (0.2)%

Cognex Corp.	(2)	(194)

Energy Equipment & Services — (1.0)%

Halliburton Co.	(32)	(633)

Schlumberger NV	(11)	(294)

		(927)

Entertainment — (3.0)%

AMC Entertainment Holdings, Inc., Class A *	(42)	(426)

Spotify Technology SA *	(4)	(971)

Take-Two Interactive Software, Inc. *	(8)	(1,490)

		(2,887)

INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — (3.6)%

AvalonBay Communities, Inc.	(1)	(239)

Crown Castle International Corp.	(1)	(281)

Duke Realty Corp.	(5)	(243)

Equity Residential	(5)	(351)

Iron Mountain, Inc.	(20)	(790)

National Retail Properties, Inc.	(10)	(459)

Simon Property Group, Inc.	(6)	(756)

SL Green Realty Corp.	(4)	(271)

Vornado Realty Trust	(2)	(108)

		(3,498)

Food & Staples Retailing — (4.8)%

Costco Wholesale Corp.	(1)	(262)

Kroger Co. (The)	(47)	(1,710)

Sysco Corp.	(3)	(223)

Walgreens Boots Alliance, Inc.	(18)	(941)

Walmart, Inc.	(11)	(1,493)

		(4,629)

Food Products — (1.7)%

Campbell Soup Co.	(8)	(385)

Conagra Brands, Inc.	(8)	(309)

General Mills, Inc.	(5)	(317)

Kellogg Co.	(10)	(615)

		(1,626)

Gas Utilities — (0.1)%

National Fuel Gas Co.	(2)	(124)

Health Care Equipment & Supplies — (1.8)%

Abbott Laboratories	(4)	(485)

Baxter International, Inc.	(4)	(372)

Stryker Corp.	(3)	(905)

		(1,762)

Health Care Providers & Services — (0.2)%

Henry Schein, Inc. *	(3)	(208)

Health Care Technology — (0.4)%

Cerner Corp.	(5)	(392)

Hotels, Restaurants & Leisure — (0.8)%

Chipotle Mexican Grill, Inc. *	— (a)	(194)

Marriott International, Inc., Class A *	(1)	(82)

Starbucks Corp.	(4)	(475)

		(751)

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Household Durables — (0.4)%

NVR, Inc. *	— (a)	(135)

PulteGroup, Inc.	(4)	(228)

		(363)

Household Products — (1.4)%

Clorox Co. (The)	(6)	(1,016)

Colgate-Palmolive Co.	(4)	(305)

		(1,321)

Industrial Conglomerates — (2.3)%

3M Co.	(6)	(1,090)

General Electric Co.	(83)	(1,089)

		(2,179)

Insurance — (1.7)%

Aflac, Inc.	(4)	(232)

Allstate Corp. (The)	(5)	(614)

Axis Capital Holdings Ltd.	(2)	(121)

Globe Life, Inc.	(1)	(91)

MetLife, Inc.	(2)	(107)

Travelers Cos., Inc. (The)	(3)	(428)

		(1,593)

Internet & Direct Marketing Retail — (0.2)%

eBay, Inc.	(3)	(156)

IT Services — (3.0)%

Automatic Data Processing, Inc.	— (a)	(87)

Cognizant Technology Solutions Corp., Class A	(3)	(268)

EPAM Systems, Inc. *	— (a)	(130)

Global Payments, Inc.	(1)	(225)

Infosys Ltd., ADR (India)	(16)	(296)

International Business Machines Corp.	(1)	(151)

Paychex, Inc.	(6)	(605)

PayPal Holdings, Inc. *	(1)	(142)

Snowflake, Inc., Class A *	(1)	(276)

Western Union Co. (The)	(28)	(719)

		(2,899)

Life Sciences Tools & Services — (0.3)%

Agilent Technologies, Inc.	(2)	(311)

Machinery — (1.9)%

Caterpillar, Inc.	(3)	(742)

Illinois Tool Works, Inc.	(3)	(706)

PACCAR, Inc.	(4)	(359)

		(1,807)

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — (4.8)%

Discovery, Inc., Class A *	(38)	(1,448)

Interpublic Group of Cos., Inc. (The)	(39)	(1,226)

Omnicom Group, Inc.	(12)	(982)

ViacomCBS, Inc.	(22)	(921)

		(4,577)

Multiline Retail — (0.9)%

Macy’s, Inc. *	(38)	(636)

Nordstrom, Inc. *	(5)	(193)

		(829)

Multi-Utilities — (1.6)%

Consolidated Edison, Inc.	(12)	(944)

Dominion Energy, Inc.	(7)	(575)

		(1,519)

Oil, Gas & Consumable Fuels — (4.7)%

APA Corp.	(9)	(189)

Devon Energy Corp.	(25)	(580)

Enbridge, Inc. (Canada)	(33)	(1,290)

Exxon Mobil Corp.	(18)	(1,056)

Hess Corp.	(11)	(855)

HollyFrontier Corp.	(5)	(160)

Marathon Oil Corp.	(35)	(392)

		(4,522)

Paper & Forest Products — (0.3)%

Domtar Corp. *	(7)	(294)

Personal Products — (0.1)%

Coty, Inc., Class A *	(13)	(132)

Pharmaceuticals — (1.6)%

Johnson & Johnson	(4)	(586)

Pfizer, Inc.	(24)	(917)

Viatris, Inc. *	(1)	(10)

		(1,513)

Professional Services — (0.4)%

TransUnion	(4)	(398)

Road & Rail — (1.3)%

Canadian National Railway Co. (Canada)	(2)	(226)

Heartland Express, Inc.	(16)	(299)

JB Hunt Transport Services, Inc.	(2)	(358)

Werner Enterprises, Inc.	(9)	(394)

		(1,277)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	39

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Semiconductors & Semiconductor Equipment — (3.3)%

Broadcom, Inc.	(2)	(1,047)

Intel Corp.	(24)	(1,377)

QUALCOMM, Inc.	(6)	(786)

		(3,210)

Software — (0.9)%

Adobe, Inc. *	(1)	(259)

Anaplan, Inc. *	(2)	(96)

Citrix Systems, Inc.	(2)	(206)

Palantir Technologies, Inc., Class A *	(9)	(203)

VMware, Inc., Class A *	(1)	(143)

		(907)

Specialty Retail — (0.2)%

Ulta Beauty, Inc. *	— (a)	(51)

Williams-Sonoma, Inc.	(1)	(183)

		(234)

Technology Hardware, Storage & Peripherals — (2.9)%

Apple, Inc.	(8)	(1,052)

HP, Inc.	(33)	(1,125)

Western Digital Corp. *	(7)	(514)

Xerox Holdings Corp.	(4)	(95)

		(2,786)

Textiles, Apparel & Luxury Goods — (0.2)%

Lululemon Athletica, Inc. *	— (a)	(44)

VF Corp.	(1)	(120)

		(164)

INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — (0.3)%

Fastenal Co.	(6)	(288)

Water Utilities — (0.3)%

Essential Utilities, Inc.	(6)	(306)

Total Common Stocks (Proceeds $(65,774))		(71,353)

Total Short Positions (Proceeds $(65,774))		(71,353)

Total Investments — 23.9% (Cost $1,585)		22,977
Other Assets Less Liabilities — 72.1%		69,176

Net Assets — 96.0%		92,153

Future share reacquisition adjustment — 4.0%		3,824

Net assets after future share reacquisition adjustment — 100%		$95,977

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

(a)	Amount rounds to less than one thousand.
(b)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $18,431 and $71,488 respectively.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(10)	06/2021	USD	(2,087)	3

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (AS RESTATED, SEE NOTE 8) (Unaudited)

INVESTMENTS	SHARES (000)		VALUE ($000)

Long Positions — 91.9%
Common Stocks — 74.9%

Aerospace & Defense — 1.7%

Northrop Grumman Corp.	3		1,021

Raytheon Technologies Corp.	6		398

			1,419

Auto Components — 0.2%

Magna International, Inc. (Canada)	4		169

Banks — 3.1%

Citigroup, Inc.	23		1,135

East West Bancorp, Inc.	9		299

First Horizon National Corp.	13		118

First Republic Bank	3		303

SVB Financial Group *	2		366

Truist Financial Corp.	9		340

			2,561

Beverages — 0.9%

Coca-Cola Co. (The)	4		194

PepsiCo, Inc.	4		544

			738

Biotechnology — 1.5%

AbbVie, Inc. (a)	8		618

Alexion Pharmaceuticals, Inc. *	1		143

Amgen, Inc.	—	(b)	118

Biogen, Inc. *	1		199

Regeneron Pharmaceuticals, Inc. *	—	(b)	178

			1,256

Building Products — 1.3%

Carrier Global Corp. *	7		129

Masco Corp.	6		266

Trane Technologies plc	8		713

			1,108

Capital Markets — 3.0%

Ameriprise Financial, Inc.	2		269

BlackRock, Inc.	—	(b)	136

Charles Schwab Corp. (The)	4		162

Intercontinental Exchange, Inc.	2		200

Morgan Stanley	24		939

State Street Corp.	10		635

T. Rowe Price Group, Inc.	2		175

			2,516

Chemicals — 4.6%

Air Products & Chemicals, Inc. (a)	3		775

Celanese Corp.	7		577

INVESTMENTS	SHARES (000)		VALUE ($000)

Chemicals — continued

Eastman Chemical Co.	11		647

FMC Corp.	5		446

Linde plc (United Kingdom)	8		1,409

			3,854

Commercial Services & Supplies — 0.2%

Waste Management, Inc.	2		196

Consumer Finance — 0.7%

American Express Co.	6		587

Diversified Telecommunication Services — 0.1%

Verizon Communications, Inc.	2		107

Electric Utilities — 3.0%

Entergy Corp.	3		284

Evergy, Inc.	8		480

NextEra Energy, Inc. (a)	5		1,054

Xcel Energy, Inc. (a)	11		684

			2,502

Electrical Equipment — 0.9%

AMETEK, Inc.	3		269

Eaton Corp. plc	6		491

			760

Electronic Equipment, Instruments & Components — 0.3%

Amphenol Corp., Class A	3		278

Entertainment — 0.8%

Electronic Arts, Inc. *	1		110

Netflix, Inc. *	1		580

			690

Equity Real Estate Investment Trusts (REITs) — 2.7%

Equinix, Inc.	1		375

Equity LifeStyle Properties, Inc.	4		228

Prologis, Inc.	11		963

Realty Income Corp.	2		87

SBA Communications Corp.	2		441

Ventas, Inc.	5		158

			2,252

Food & Staples Retailing — 0.3%

Costco Wholesale Corp.	1		205

Food Products — 0.2%

Mondelez International, Inc., Class A	3		143

Health Care Equipment & Supplies — 2.1%

Baxter International, Inc.	2		187

Becton Dickinson and Co.	—	(b)	110

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	41

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)

Long Positions — continued
Common Stocks — continued

Health Care Equipment & Supplies — continued

Boston Scientific Corp. *	11	426

Medtronic plc	3	319

Zimmer Biomet Holdings, Inc.	6	730

		1,772

Health Care Providers & Services — 2.4%

Cigna Corp. (a)	5	930

McKesson Corp.	5	764

UnitedHealth Group, Inc. (a)	1	299

		1,993

Hotels, Restaurants & Leisure — 1.0%

Las Vegas Sands Corp.	5	246

Yum! Brands, Inc.	7	604

		850

Household Durables — 0.4%

Lennar Corp., Class A	6	301

Household Products — 0.9%

Kimberly-Clark Corp.	2	217

Procter & Gamble Co. (The)	5	562

		779

Industrial Conglomerates — 0.8%

Honeywell International, Inc.	5	660

Insurance — 0.7%

Arthur J Gallagher & Co.	2	172

MetLife, Inc.	3	109

Progressive Corp. (The)	4	274

		555

Interactive Media & Services — 1.9%

Alphabet, Inc., Class C * (a)	1	1,589

Internet & Direct Marketing Retail — 1.8%

Amazon.com, Inc. * (a)	1	1,499

IT Services — 7.5%

Automatic Data Processing, Inc. (a)	2	289

Booz Allen Hamilton Holding Corp.	1	103

Fidelity National Information Services, Inc. (a)	7	943

Fiserv, Inc. * (a)	7	759

FleetCor Technologies, Inc. *	4	857

Leidos Holdings, Inc. (a)	11	1,085

Mastercard, Inc., Class A (a)	2	686

PayPal Holdings, Inc. *	9	1,095

WEX, Inc. *	3	462

		6,279

INVESTMENTS	SHARES (000)	VALUE ($000)

Leisure Products — 0.1%

Hasbro, Inc.	2	112

Life Sciences Tools & Services — 0.5%

Thermo Fisher Scientific, Inc.	1	385

Machinery — 1.7%

Parker-Hannifin Corp.	3	521

Snap-on, Inc.	2	266

Stanley Black & Decker, Inc.	6	662

		1,449

Media — 2.2%

Charter Communications, Inc., Class A *	2	834

Comcast Corp., Class A	8	301

Discovery, Inc., Class A *	31	705

		1,840

Multiline Retail — 0.3%

Dollar Tree, Inc. *	3	225

Multi-Utilities — 0.3%

CMS Energy Corp.	4	250

Oil, Gas & Consumable Fuels — 3.3%

Cheniere Energy, Inc. *	3	142

Chevron Corp. (a)	10	931

Diamondback Energy, Inc.	11	471

Parsley Energy, Inc., Class A	32	305

Pioneer Natural Resources Co. (a)	4	330

TC Energy Corp. (Canada)	7	313

Williams Cos., Inc. (The)	13	248

		2,740

Pharmaceuticals — 1.2%

Bristol-Myers Squibb Co.	10	591

Eli Lilly & Co.	1	162

Merck & Co., Inc.	3	217

		970

Road & Rail — 3.8%

CSX Corp.	10	635

Kansas City Southern (a)	3	397

Lyft, Inc., Class A *	2	77

Norfolk Southern Corp. (a)	9	1,465

Union Pacific Corp.	3	555

		3,129

Semiconductors & Semiconductor Equipment — 6.7%

Advanced Micro Devices, Inc. *	8	440

Analog Devices, Inc.	5	595

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)		VALUE ($000)

Long Positions — continued
Common Stocks — continued

Semiconductors & Semiconductor Equipment — continued

ASML Holding NV (Registered), NYRS (Netherlands)	3		866

KLA Corp.	1		239

Lam Research Corp.	1		228

Micron Technology, Inc. *	3		151

NXP Semiconductors NV (Netherlands)	7		733

ON Semiconductor Corp. *	1		14

Qorvo, Inc. *	3		255

Skyworks Solutions, Inc.	2		228

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	17		899

Teradyne, Inc.	3		215

Texas Instruments, Inc. (a)	4		495

Xilinx, Inc.	2		194

			5,552

Software — 4.1%

Intuit, Inc. (a)	3		811

Microsoft Corp. (a)	7		1,214

Paylocity Holding Corp. *	5		611

salesforce.com, Inc. *	1		200

ServiceNow, Inc. *	2		548

			3,384

Specialty Retail — 3.7%

AutoZone, Inc. *	—	(b)	390

Best Buy Co., Inc.	4		337

Home Depot, Inc. (The)	2		381

Lowe’s Cos., Inc.	7		763

O’Reilly Automotive, Inc. * (a)	3		1,011

TJX Cos., Inc. (The)	4		183

			3,065

Technology Hardware, Storage & Peripherals — 0.8%

Apple, Inc. (a)	2		635

Textiles, Apparel & Luxury Goods — 0.2%

NIKE, Inc., Class B	2		175

Tobacco — 0.6%

Altria Group, Inc.	7		294

Philip Morris International, Inc.	3		194

			488

Wireless Telecommunication Services — 0.4%

T-Mobile US, Inc. *	4		358

Total Common Stocks (Cost $51,035)			62,375

INVESTMENTS	NO. OF Rights (000)	Value ($000)

Rights — 0.0% (c)

Pharmaceuticals — 0.0% (c)

Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $13)	6	27

	Shares (000)
Short-Term Investments — 17.0%

Investment Companies — 17.0%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.63% (d) (e) (Cost $14,162)	14,168	14,179

Total Long Positions (Cost $65,210)		76,581

Short Positions — (70.4)%

Common Stocks — (70.4)%

Aerospace & Defense — (1.7)%

Boeing Co. (The)	(4)	(520)

HEICO Corp.	(4)	(327)

Huntington Ingalls Industries, Inc.	(2)	(330)

TransDigm Group, Inc.	(1)	(217)

		(1,394)

Air Freight & Logistics — (1.4)%

CH Robinson Worldwide, Inc.	(7)	(472)

Expeditors International of Washington, Inc.	(6)	(401)

United Parcel Service, Inc., Class B	(3)	(319)

		(1,192)

Auto Components — (0.5)%

Autoliv, Inc. (Sweden)	(7)	(436)

Automobiles — (0.3)%

Ford Motor Co.	(25)	(127)

Harley-Davidson, Inc.	(5)	(107)

		(234)

Banks — (4.1)%

Associated Banc-Corp.	(17)	(243)

BancorpSouth Bank	(7)	(163)

Bank of Hawaii Corp.	(3)	(192)

Commerce Bancshares, Inc.	(12)	(705)

M&T Bank Corp.	(4)	(435)

Old National Bancorp	(8)	(117)

People’s United Financial, Inc.	(37)	(466)

PNC Financial Services Group, Inc. (The)	(6)	(665)

US Bancorp	(11)	(406)

		(3,392)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	43

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)

Short Positions — continued
Common Stocks — continued

Beverages — (0.1)%

Boston Beer Co., Inc. (The), Class A *	— (b)	(104)

Biotechnology — (0.1)%

Gilead Sciences, Inc.	(1)	(43)

Building Products — (0.8)%

Johnson Controls International plc	(14)	(407)

Lennox International, Inc.	(1)	(276)

		(683)

Capital Markets — (1.7)%

Bank of New York Mellon Corp. (The)	(8)	(289)

Franklin Resources, Inc.	(14)	(264)

Northern Trust Corp.	(6)	(439)

Waddell & Reed Financial, Inc., Class A	(27)	(392)

		(1,384)

Chemicals — (0.9)%

Albemarle Corp.	(6)	(381)

Ecolab, Inc.	(1)	(270)

PPG Industries, Inc.	(1)	(115)

		(766)

Communications Equipment — (3.0)%

Cisco Systems, Inc.	(25)	(1,053)

Juniper Networks, Inc.	(68)	(1,466)

		(2,519)

Construction Materials — (0.6)%

Martin Marietta Materials, Inc.	(1)	(198)

Vulcan Materials Co.	(2)	(281)

		(479)

Consumer Finance — (1.0)%

Discover Financial Services	(6)	(237)

Synchrony Financial	(31)	(611)

		(848)

Containers & Packaging — (2.4)%

AptarGroup, Inc.	(2)	(205)

Avery Dennison Corp.	(3)	(294)

International Paper Co.	(20)	(673)

Sealed Air Corp.	(9)	(243)

Sonoco Products Co.	(11)	(557)

		(1,972)

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — (1.5)%

AT&T, Inc.	(29)	(892)

CenturyLink, Inc.	(29)	(312)

		(1,204)

Electric Utilities — (1.8)%

Edison International	(5)	(291)

Exelon Corp.	(9)	(322)

Pinnacle West Capital Corp.	(3)	(211)

Southern Co. (The)	(11)	(642)

		(1,466)

Electrical Equipment — (0.9)%

Acuity Brands, Inc.	(6)	(500)

Hubbell, Inc.	(2)	(280)

		(780)

Electronic Equipment, Instruments & Components — (0.4)%

Cognex Corp.	(6)	(330)

Energy Equipment & Services — (1.3)%

Baker Hughes Co.	(12)	(171)

Halliburton Co.	(62)	(648)

Schlumberger Ltd.	(14)	(234)

		(1,053)

Entertainment — (3.2)%

Activision Blizzard, Inc.	(4)	(227)

Cinemark Holdings, Inc.	(22)	(315)

Spotify Technology SA *	(6)	(975)

Take-Two Interactive Software, Inc. *	(1)	(115)

Walt Disney Co. (The)	(10)	(1,064)

		(2,696)

Equity Real Estate Investment Trusts (REITs) — (3.1)%

Apple Hospitality REIT, Inc.	(7)	(71)

Crown Castle International Corp.	(1)	(228)

Extra Space Storage, Inc.	(3)	(225)

Iron Mountain, Inc.	(26)	(632)

Macerich Co. (The)	(7)	(55)

Public Storage	(1)	(201)

Simon Property Group, Inc.	(11)	(748)

Vornado Realty Trust	(6)	(250)

Welltower, Inc.	(4)	(192)

		(2,602)

Food & Staples Retailing — (0.4)%

Sysco Corp.	(6)	(347)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)

Short Positions — continued
Common Stocks — continued

Food Products — (1.0)%

Campbell Soup Co.	(12)	(583)

General Mills, Inc.	(4)	(243)

		(826)

Health Care Equipment & Supplies — (2.2)%

Abbott Laboratories	(8)	(718)

Dentsply Sirona, Inc.	(4)	(164)

Stryker Corp.	(4)	(688)

Varian Medical Systems, Inc. *	(2)	(240)

		(1,810)

Health Care Providers & Services — (2.0)%

AmerisourceBergen Corp.	(8)	(710)

Henry Schein, Inc. *	(15)	(794)

Patterson Cos., Inc.	(10)	(175)

		(1,679)

Health Care Technology — (0.8)%

Cerner Corp.	(11)	(731)

Hotels, Restaurants & Leisure — (0.9)%

Chipotle Mexican Grill, Inc. *	— (b)	(261)

Starbucks Corp.	(7)	(509)

		(770)

Household Durables — (0.3)%

Toll Brothers, Inc.	(9)	(213)

Household Products — (1.7)%

Clorox Co. (The)	(7)	(1,379)

Industrial Conglomerates — (1.5)%

3M Co.	(5)	(687)

General Electric Co.	(83)	(566)

		(1,253)

Insurance — (2.0)%

Aflac, Inc.	(14)	(512)

Aon plc	(1)	(204)

Everest Re Group Ltd.	(2)	(378)

Globe Life, Inc.	(5)	(391)

Principal Financial Group, Inc.	(5)	(197)

		(1,682)

Interactive Media & Services — (0.9)%

Twitter, Inc. *	(26)	(735)

IT Services — (3.0)%

EPAM Systems, Inc. *	(1)	(241)

Jack Henry & Associates, Inc.	(2)	(385)

INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — continued

Paychex, Inc.	(11)	(767)

Western Union Co. (The)	(57)	(1,082)

		(2,475)

Life Sciences Tools & Services — (1.8)%

Agilent Technologies, Inc.	(8)	(588)

Mettler-Toledo International, Inc. *	(1)	(389)

Waters Corp. *	(3)	(510)

		(1,487)

Machinery — (2.4)%

Caterpillar, Inc.	(6)	(654)

Donaldson Co., Inc.	(12)	(523)

Illinois Tool Works, Inc.	(4)	(577)

PACCAR, Inc.	(3)	(204)

		(1,958)

Media — (2.8)%

Fox Corp., Class A	(7)	(184)

Interpublic Group of Cos., Inc. (The)	(20)	(343)

Omnicom Group, Inc.	(18)	(1,038)

Sirius XM Holdings, Inc.	(131)	(777)

		(2,342)

Multiline Retail — (1.0)%

Kohl’s Corp.	(14)	(268)

Macy’s, Inc.	(65)	(383)

Nordstrom, Inc.	(13)	(242)

		(893)

Multi-Utilities — (1.4)%

Consolidated Edison, Inc.	(9)	(689)

Public Service Enterprise Group, Inc.	(10)	(498)

		(1,187)

Oil, Gas & Consumable Fuels — (4.0)%

Enbridge, Inc. (Canada)	(15)	(452)

Exxon Mobil Corp.	(17)	(790)

Hess Corp.	(16)	(784)

HollyFrontier Corp.	(6)	(193)

Marathon Oil Corp.	(27)	(164)

Occidental Petroleum Corp.	(53)	(885)

Valero Energy Corp.	(1)	(63)

		(3,331)

Paper & Forest Products — (0.3)%

Domtar Corp.	(12)	(280)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	45

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)

Short Positions — continued
Common Stocks — continued

Personal Products — (0.2)%

Coty, Inc., Class A	(35)	(192)

Professional Services — (1.2)%

Robert Half International, Inc.	(21)	(974)

Road & Rail — (1.2)%

Heartland Express, Inc.	(20)	(397)

JB Hunt Transport Services, Inc.	(4)	(427)

Schneider National, Inc., Class B	(10)	(210)

		(1,034)

Semiconductors & Semiconductor Equipment — (1.3)%

Broadcom, Inc.	(1)	(217)

Intel Corp.	(5)	(270)

QUALCOMM, Inc.	(7)	(585)

		(1,072)

Software — (1.0)%

Oracle Corp.	(8)	(430)

Splunk, Inc. *	(2)	(331)

Teradata Corp. *	(4)	(89)

		(850)

Specialty Retail — (0.8)%

Bed Bath & Beyond, Inc.	(21)	(130)

CarMax, Inc. *	(1)	(77)

Gap, Inc. (The)	(6)	(49)

Williams-Sonoma, Inc.	(6)	(392)

		(648)

Technology Hardware, Storage & Peripherals — (3.0)%

NetApp, Inc.	(32)	(1,414)

Seagate Technology plc	(9)	(428)

Western Digital Corp.	(10)	(445)

Xerox Holdings Corp.	(10)	(192)

		(2,479)

INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — (0.2)%

Canada Goose Holdings, Inc. (Canada) *	(2)	(49)

Hanesbrands, Inc.	(13)	(131)

		(180)

Trading Companies & Distributors — (0.3)%

Fastenal Co.	(7)	(263)

Total Common Stocks (Proceeds $(64,173))		(58,647)

Total Short Positions (Proceeds $(64,173))		(58,647)

Total Investments — 21.5% (Cost $1,037)		17,934
Other Assets Less Liabilities — 77.3%		64,341

Net Assets — 98.8%		2,275

Future share reacquisition adjustment — 1.2%		1,023

Net assets after future share reacquisition adjustment — 100%		$83,298

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $14,141,000 and $63,226,000 respectively.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING Currency	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(8)	06/2020	USD	(1,161)	(25)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (AS RESTATED, SEE NOTE 8) (Unaudited)

INVESTMENTS	SHARES (000)		VALUE ($000)
Long Positions — 99.2%
Common Stocks — 86.7%

Aerospace & Defense — 2.2%

General Dynamics Corp. (a)	6		994

Northrop Grumman Corp.	2		617

			1,611

Airlines — 0.5%

Delta Air Lines, Inc. (a)	2		135

United Continental Holdings, Inc. *	3		223

			358

Banks — 2.3%

Bank of America Corp. (a)	12		371

Citigroup, Inc.	7		508

KeyCorp	27		477

Zions Bancorp NA	7		345

			1,701

Beverages — 0.9%

Coca-Cola Co. (The)	6		300

Constellation Brands, Inc., Class A	2		359

			659

Biotechnology — 1.8%

Alexion Pharmaceuticals, Inc. *	2		235

Celgene Corp. *	7		705

Regeneron Pharmaceuticals, Inc. *	—	(b)	87

Vertex Pharmaceuticals, Inc. *	2		282

			1,309

Building Products — 0.4%

Masco Corp.	8		301

Capital Markets — 1.5%

Ameriprise Financial, Inc.	2		252

BlackRock, Inc.	1		433

Morgan Stanley (a)	9		449

			1,134

Chemicals — 3.8%

Air Products & Chemicals, Inc.	2		339

Celanese Corp.	8		879

Eastman Chemical Co.	2		163

FMC Corp.	3		274

Linde plc (United Kingdom)	4		780

RPM International, Inc.	4		258

Sherwin-Williams Co. (The)	—	(b)	111

			2,804

INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 1.1%

American Express Co.	4	520

Synchrony Financial	9	295

		815

Containers & Packaging — 0.3%

Crown Holdings, Inc. *	4	205

Electric Utilities — 5.2%

American Electric Power Co., Inc.	8	676

Edison International	7	455

Exelon Corp.	14	728

NextEra Energy, Inc. (a)	6	1,071

Xcel Energy, Inc. (a)	15	863

		3,793

Electrical Equipment — 0.9%

Eaton Corp. plc	2	202

Emerson Electric Co.	6	435

		637

Entertainment — 1.5%

Electronic Arts, Inc. *	10	920

Take-Two Interactive Software, Inc. *	2	189

		1,109

Equity Real Estate Investment Trusts (REITs) — 2.5%

Brandywine Realty Trust	14	212

Digital Realty Trust, Inc.	3	394

Equity Residential	4	286

Prologis, Inc.	13	959

		1,851

Food Products — 0.8%

Mondelez International, Inc., Class A	12	616

Health Care Equipment & Supplies — 2.3%

Boston Scientific Corp. *	24	895

Intuitive Surgical, Inc. *	1	445

Zimmer Biomet Holdings, Inc.	3	352

		1,692

Health Care Providers & Services — 2.9%

Anthem, Inc.	1	338

Cigna Corp.	4	669

DaVita, Inc. *	3	186

HCA Healthcare, Inc.	3	349

UnitedHealth Group, Inc. (a)	2	463

		2,005

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	47

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Long Positions — continued
Common Stocks — continued

Hotels, Restaurants & Leisure — 2.5%

Carnival Corp.	5		298

Darden Restaurants, Inc.	4		432

Royal Caribbean Cruises Ltd.	4		435

Yum! Brands, Inc.	6		661

			1,826

Household Durables — 0.3%

DR Horton, Inc.	5		223

Household Products — 0.9%

Procter & Gamble Co. (The)	6		647

Industrial Conglomerates — 1.3%

Honeywell International, Inc.	6		996

Insurance — 1.9%

Allstate Corp. (The)	4		389

Arthur J Gallagher & Co.	3		230

Axis Capital Holdings Ltd.	4		240

Lincoln National Corp.	5		352

Travelers Cos., Inc. (The)	1		159

			1,370

Interactive Media & Services — 2.8%

Alphabet, Inc., Class C * (a)	2		2,056

Internet & Direct Marketing Retail — 3.8%

Amazon.com, Inc. *	1		2,021

Expedia Group, Inc.	6		806

			2,827

IT Services — 5.8%

Automatic Data Processing, Inc. (a)	4		576

Fidelity National Information Services, Inc.	3		342

First Data Corp., Class A *	18		455

Fiserv, Inc. *	7		584

Mastercard, Inc., Class A	4		939

PayPal Holdings, Inc. *	6		690

WEX, Inc. *	3		668

			4,254

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc.	—	(b)	107

Machinery — 1.1%

Ingersoll-Rand plc	3		357

Parker-Hannifin Corp.	—	(b)	36

Stanley Black & Decker, Inc. (a)	3		433

			826

INVESTMENTS	SHARES (000)	VALUE ($000)

Media — 2.8%

Altice USA, Inc., Class A	21	497

Charter Communications, Inc., Class A *	2	902

Comcast Corp., Class A	3	111

Discovery, Inc., Class A *	13	406

Discovery, Inc., Class C *	4	113

		2,029

Oil, Gas & Consumable Fuels — 6.6%

Concho Resources, Inc.	4	420

Diamondback Energy, Inc.	6	668

EOG Resources, Inc.	9	820

Marathon Petroleum Corp.	14	867

ONEOK, Inc.	8	541

Parsley Energy, Inc., Class A *	18	359

Pioneer Natural Resources Co. (a)	6	963

TransCanada Corp. (Canada)	5	223

		4,861

Pharmaceuticals — 1.2%

Elanco Animal Health, Inc. *	3	103

Eli Lilly & Co.	3	294

Merck & Co., Inc.	7	526

		923

Road & Rail — 6.0%

Canadian Pacific Railway Ltd. (Canada)	1	182

Lyft, Inc., Class A *	2	116

Norfolk Southern Corp. (a)	10	2,129

Union Pacific Corp. (a)	11	1,990

		4,417

Semiconductors & Semiconductor Equipment — 5.7%

Advanced Micro Devices, Inc. *	10	275

Analog Devices, Inc.	5	603

Broadcom, Inc.	1	317

NVIDIA Corp. (a)	6	1,164

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	11	497

Teradyne, Inc.	4	213

Texas Instruments, Inc. (a)	10	1,131

		4,200

Software — 4.8%

Anaplan, Inc. *	12	483

Intuit, Inc.	2	421

Microsoft Corp. (a)	7	912

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued

Software — continued

salesforce.com, Inc. *	7	1,080

ServiceNow, Inc. *	2	436

Workday, Inc., Class A *	1	219

		3,551

Specialty Retail — 6.2%

Advance Auto Parts, Inc.	1	107

AutoZone, Inc. *	1	1,063

Best Buy Co., Inc.	5	391

Lowe’s Cos., Inc.	7	822

O’Reilly Automotive, Inc. *	2	742

Ross Stores, Inc.	8	821

TJX Cos., Inc. (The)	11	582

		4,528

Textiles, Apparel & Luxury Goods — 0.9%

NIKE, Inc., Class B	4	326

PVH Corp.	2	310

		636

Tobacco — 0.9%

Philip Morris International, Inc.	8	681

Trading Companies & Distributors — 0.2%

HD Supply Holdings, Inc. *	4	166

Total Common Stocks (Cost $46,327)		63,724

Short-Term Investments — 12.5%

Investment Companies — 12.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (c) (d) (Cost $9,176)	9,175	9,178

Total Long Positions (Cost $55,503)		72,902

Short Positions — (85.2)%
Common Stocks — (85.2)%

Aerospace & Defense — (2.4)%

Harris Corp.	(1)	(111)

Huntington Ingalls Industries, Inc.	(2)	(429)

Lockheed Martin Corp.	(1)	(415)

Raytheon Co.	(3)	(596)

Textron, Inc.	(4)	(191)

		(1,742)

Air Freight & Logistics — (1.2)%

CH Robinson Worldwide, Inc.	(3)	(229)

Expeditors International of Washington, Inc.	(2)	(166)

INVESTMENTS	SHARES (000)	VALUE ($000)

Air Freight & Logistics — continued

United Parcel Service, Inc., Class B	(5)	(479)

		(874)

Auto Components — (0.2)%

Autoliv, Inc. (Sweden)	(2)	(132)

Automobiles — (1.4)%

General Motors Co.	(15)	(571)

Harley-Davidson, Inc.	(4)	(148)

Tesla, Inc. *	(1)	(318)

		(1,037)

Banks — (3.0)%

Associated Banc-Corp.	(23)	(512)

BancorpSouth Bank	(11)	(351)

Bank of Hawaii Corp.	(4)	(297)

Commerce Bancshares, Inc.	(1)	(83)

First Hawaiian, Inc.	(13)	(358)

People’s United Financial, Inc.	(21)	(368)

PNC Financial Services Group, Inc. (The)	(2)	(218)

		(2,187)

Beverages — (0.8)%

Brown-Forman Corp., Class B	(12)	(650)

Biotechnology — (1.9)%

AbbVie, Inc.	(6)	(461)

Amgen, Inc.	(4)	(643)

Gilead Sciences, Inc.	(6)	(362)

		(1,466)

Building Products — (0.9)%

Fortune Brands Home & Security, Inc.	(2)	(119)

Johnson Controls International plc	(15)	(571)

		(690)

Capital Markets — (3.7)%

Charles Schwab Corp. (The)	(9)	(429)

Federated Investors, Inc., Class B	(11)	(348)

Franklin Resources, Inc.	(9)	(307)

Goldman Sachs Group, Inc. (The)	(1)	(127)

Invesco Ltd.	(8)	(183)

Legg Mason, Inc.	(11)	(356)

Moody’s Corp.	(1)	(133)

State Street Corp.	(2)	(145)

T. Rowe Price Group, Inc.	(1)	(109)

TD Ameritrade Holding Corp.	(4)	(205)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	49

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Capital Markets — continued

Waddell & Reed Financial, Inc., Class A	(20)	(366)

		(2,708)

Chemicals — (2.8)%

Albemarle Corp.	(7)	(489)

LyondellBasell Industries NV, Class A	(11)	(995)

PPG Industries, Inc.	(3)	(373)

Westlake Chemical Corp.	(3)	(210)

		(2,067)

Communications Equipment — (0.1)%

Juniper Networks, Inc.	(3)	(84)

Diversified Telecommunication Services — (1.4)%

AT&T, Inc.	(20)	(614)

Verizon Communications, Inc.	(7)	(395)

		(1,009)

Electric Utilities — (2.5)%

Duke Energy Corp.	(7)	(604)

Eversource Energy	(5)	(385)

Southern Co. (The)	(17)	(890)

		(1,879)

Electrical Equipment — (2.4)%

Acuity Brands, Inc.	(4)	(537)

Hubbell, Inc.	(6)	(757)

Rockwell Automation, Inc.	(1)	(224)

Sensata Technologies Holding plc *	(5)	(228)

		(1,746)

Electronic Equipment, Instruments & Components — (0.4)%

Amphenol Corp., Class A	(3)	(327)

Energy Equipment & Services — (1.9)%

Helmerich & Payne, Inc.	(6)	(362)

National Oilwell Varco, Inc.	(7)	(190)

Schlumberger Ltd.	(20)	(870)

		(1,422)

Entertainment — (1.2)%

Cinemark Holdings, Inc.	(11)	(456)

Viacom, Inc., Class B	(13)	(389)

		(845)

Equity Real Estate Investment Trusts (REITs) — (3.0)%

Apartment Investment & Management Co., Class A	(2)	(116)

Apple Hospitality REIT, Inc.	(10)	(161)

Extra Space Storage, Inc.	(1)	(89)

INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Macerich Co. (The)	(10)	(412)

Realty Income Corp.	(7)	(518)

Regency Centers Corp.	(2)	(102)

Simon Property Group, Inc.	(5)	(810)

		(2,208)

Food & Staples Retailing — (1.5)%

Kroger Co. (The)	(24)	(609)

Sysco Corp.	(3)	(219)

Walgreens Boots Alliance, Inc.	(6)	(304)

		(1,132)

Food Products — (0.6)%

Hershey Co. (The)	(2)	(222)

Kellogg Co.	(4)	(230)

		(452)

Gas Utilities — (0.3)%

National Fuel Gas Co.	(4)	(213)

Health Care Equipment & Supplies — (1.9)%

Abbott Laboratories	(5)	(425)

Dentsply Sirona, Inc.	(10)	(511)

Varian Medical Systems, Inc. *	(3)	(429)

		(1,365)

Health Care Providers & Services — (3.2)%

AmerisourceBergen Corp.	(6)	(446)

Cardinal Health, Inc.	(18)	(863)

Henry Schein, Inc. *	(9)	(580)

Humana, Inc.	(1)	(196)

Patterson Cos., Inc.	(12)	(262)

		(2,347)

Health Care Technology — (0.7)%

Cerner Corp. *	(7)	(487)

Hotels, Restaurants & Leisure — (2.6)%

Chipotle Mexican Grill, Inc. *	(2)	(1,298)

Domino’s Pizza, Inc.	(1)	(225)

Starbucks Corp.	(5)	(354)

		(1,877)

Household Durables — (0.9)%

Toll Brothers, Inc.	(6)	(224)

Whirlpool Corp.	(3)	(434)

		(658)

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN SPECIALTY FUNDS

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Household Products — (2.4)%

Church & Dwight Co., Inc.	(2)	(167)

Clorox Co. (The)	(5)	(735)

Colgate-Palmolive Co.	(12)	(869)

		(1,771)

Industrial Conglomerates — (0.6)%

3M Co.	(2)	(434)

Insurance — (2.2)%

Aflac, Inc.	(2)	(97)

Arch Capital Group Ltd. *	(5)	(172)

Chubb Ltd.	(4)	(649)

RenaissanceRe Holdings Ltd. (Bermuda)	(1)	(186)

Torchmark Corp.	(4)	(367)

Unum Group	(4)	(140)

		(1,611)

Interactive Media & Services — (0.2)%

Snap, Inc., Class A *	(12)	(137)

Internet & Direct Marketing Retail — (1.6)%

eBay, Inc.	(31)	(1,200)

IT Services — (1.8)%

Infosys Ltd., ADR (India)	(27)	(295)

International Business Machines Corp.	(4)	(501)

Western Union Co. (The)	(28)	(542)

		(1,338)

Leisure Products — (1.3)%

Hasbro, Inc.	(5)	(550)

Mattel, Inc. *	(31)	(373)

		(923)

Life Sciences Tools & Services — (0.4)%

Waters Corp. *	(1)	(278)

Machinery — (1.0)%

Donaldson Co., Inc.	(6)	(336)

Illinois Tool Works, Inc.	(2)	(358)

		(694)

Media — (4.4)%

AMC Networks, Inc., Class A *	(11)	(650)

CBS Corp. (Non-Voting), Class B	(7)	(348)

Fox Corp., Class A *	(5)	(201)

Interpublic Group of Cos., Inc. (The)	(16)	(366)

News Corp., Class A	(47)	(579)

Omnicom Group, Inc.	(13)	(1,080)

		(3,224)

INVESTMENTS	SHARES (000)	VALUE ($000)

Metals & Mining — (0.5)%

Compass Minerals International, Inc.	(7)	(381)

Multiline Retail — (0.4)%

Macy’s, Inc.	(12)	(278)

Multi-Utilities — (2.9)%

Ameren Corp.	(4)	(315)

Consolidated Edison, Inc.	(2)	(156)

Dominion Energy, Inc.	(20)	(1,528)

NiSource, Inc.	(4)	(111)

		(2,110)

Oil, Gas & Consumable Fuels — (4.5)%

Apache Corp.	(9)	(296)

Chevron Corp.	(1)	(115)

Enbridge, Inc. (Canada)	(13)	(497)

Exxon Mobil Corp.	(15)	(1,171)

Hess Corp.	(7)	(439)

Kinder Morgan, Inc.	(5)	(103)

Noble Energy, Inc.	(5)	(125)

Phillips 66	(2)	(217)

Range Resources Corp.	(29)	(260)

Williams Cos., Inc. (The)	(4)	(103)

		(3,326)

Paper & Forest Products — (0.7)%

Domtar Corp.	(11)	(533)

Professional Services — (1.0)%

Robert Half International, Inc.	(13)	(784)

Road & Rail — (2.2)%

Heartland Express, Inc.	(52)	(1,016)

Knight-Swift Transportation Holdings, Inc.	(4)	(121)

Schneider National, Inc., Class B	(12)	(261)

Werner Enterprises, Inc.	(7)	(231)

		(1,629)

Semiconductors & Semiconductor Equipment — (4.3)%

Applied Materials, Inc.	(6)	(277)

Intel Corp.	(15)	(770)

KLA-Tencor Corp.	(2)	(300)

Lam Research Corp.	(2)	(456)

Micron Technology, Inc. *	(15)	(635)

Qorvo, Inc. *	(5)	(347)

Skyworks Solutions, Inc.	(4)	(374)

		(3,159)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	51

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (AS RESTATED, SEE NOTE 8) (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued

Software — (0.9)%

Citrix Systems, Inc.	(3)	(306)

Teradata Corp. *	(7)	(336)

		(642)

Specialty Retail — (4.0)%

Abercrombie & Fitch Co., Class A	(3)	(104)

Ascena Retail Group, Inc. *	(103)	(122)

AutoNation, Inc. *	(2)	(90)

Bed Bath & Beyond, Inc.	(25)	(417)

Buckle, Inc. (The)	(6)	(108)

CarMax, Inc. *	(7)	(539)

Designer Brands, Inc.	(10)	(230)

Express, Inc. *	(16)	(57)

Gap, Inc. (The)	(8)	(220)

L Brands, Inc.	(9)	(221)

Tiffany & Co.	(3)	(329)

Williams-Sonoma, Inc.	(8)	(474)

		(2,911)

Technology Hardware, Storage & Peripherals — (3.5)%

Apple, Inc.	(2)	(473)

Hewlett Packard Enterprise Co.	(13)	(200)

HP, Inc.	(13)	(254)

NetApp, Inc.	(4)	(304)

Seagate Technology plc	(17)	(818)

Western Digital Corp.	(11)	(546)

		(2,595)

Textiles, Apparel & Luxury Goods — (0.7)%

Under Armour, Inc., Class A *	(17)	(392)

Under Armour, Inc., Class C *	(6)	(134)

		(526)

INVESTMENTS	SHARES (000)	VALUE ($000)

Water Utilities — (0.2)%

American Water Works Co., Inc.	(1)	(123)

Wireless Telecommunication Services — (0.6)%

Sprint Corp. *	(78)	(435)

Total Common Stocks (Proceeds $(68,030))		(62,646)

Total Short Positions (Proceeds $(68,030))		(62,646)

Total Investments — 14.0% (Cost $(12,527))		10,256
Other Assets Less Liabilities — 86.0%		63,208

Net Assets — 100.0%		73,464

Future share reacquisition adjustment — 0%		2

Net assets after future share reacquisition adjustment — 100%		$73,466

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities is approximately $15,589,000, respectively.
(b)	Amount rounds to less than one thousand.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2019 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(7)	06/2019	USD	(1,032)	(7)

					(7)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN SPECIALTY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (AS RESTATED, SEE NOTE 8)

AS OF THE DATES INDICATED (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Research Market Neutral Fund
	April 30, 2023	April 30, 2022	April 30, 2021		April 30, 2020		April 30, 2019
ASSETS:
Investments in non-affiliates, at a value	$129,154	$83,904	$81,734		$62,402		$63,724
Investments in affiliates, at value	35,792	38,468	12,596		14,179		9,178
Cash	—	—	—	(a)	2,678		—
Deposits at broker for future contracts	357	72	142		250		212
Deposits at broker for securities sold short	120,196	80,921	71,488		63,226		61,931
Receivables:
Investment securities sold	6,983	3,524	1,809		4,308		1,781
Fund shares sold	224	271	48		1,309		167
Interest from non-affiliates	515	45	37		85		17
Dividends from non-affiliates	71	54	40		—		245
Dividends from affiliates	125	10	1		12		46
Variation margin on futures contracts	—	—	17		18		—
Class Action proceeds	1,154	1,146	1,117		1,077		656

Total Assets	294,571	208,415	169,029		149,544		137,957

LIABILITIES:
Payables:
Due to custodian	14	9	—		—		—
Due to broker	—	—	—		2,677		2
Securities sold short, at value	122,346	78,963	71,353		58,647		62,646
Dividend expense to non-affiliates on securities sold short	95	72	60		69		106
Investment securities purchased	7,012	3,634	1,892		4,756		1,328
Interest expense to non-affiliates on securities sold short	—	—	10		10		—
Fund shares redeemed	107	54	111		215		244
Variation margin on futures contracts	55	2	—		—		3
Accrued liabilities:
Investment advisory fees	29	26	13		28		64
Administration fees	3	3	—		1		—
Distribution fees	6	5	4		5		6
Service fees	32	25	19		13		17
Custodian and accounting fees	16	8	11		11		10
Trustees’ and Chief Compliance Officer’s fees	—	1	—	(a)	—	(a)	—
Due to shareholders upon reprocessing	5,671	4,281	3,324		780		5
Other	29	80	79		57		62

Total Liabilities	135,415	87,163	76,876		67,269		64,493

Net Assets	159,156	121,252	92,153		82,275		73,464

Future share reacquisition adjustment	7,287	5,335	3,824		1,023		2

Net assets after future share reacquisition adjustment	$166,443	$126,587	$95,977		$83,298		$73,466

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	53

STATEMENTS OF ASSETS AND LIABILITIES (AS RESTATED, SEE NOTE 8)

AS OF THE DATES INDICATED (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Research Market Neutral Fund
	April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
NET ASSETS:
Paid-in-Capital	$168,239	$140,524	$109,416	$95,306	$86,604
Total distributable earnings (loss)	(9,083)	(19,272)	(17,263)	(13,031)	(13,140)

Total Net Assets	159,156	121,252	92,153	82,275	73,464

Future share reacquisition adjustment	7,287	5,335	3,824	1,023	2

Net assets after future share reacquisition adjustment	$166,443	$126,587	$95,977	$83,298	$73,466

Net Assets:
Class A	$22,677	$19,920	$13,950	$16,117	$14,534
Class C	1,734	1,149	1,587	2,749	4,871
Class I	142,032	105,518	80,440	44,317	32,659
Class L	—	—	—	20,115	21,402

Total	$166,443	$126,587	$95,977	$83,298	$73,466

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,749	1,621	1,116	1,253	1,107
Class C	151	105	141	235	402
Class I	10,208	8,015	6,023	3,248	2,365
Class L	—	—	—	1,436	1,516

Net Asset Value (a): (after future share reacquisition adjustment)
Class A — Redemption price per share	$12.96	$12.29	$12.50	$12.86	$13.13
Class C — Offering price per share (b)	11.50	10.96	11.20	11.67	12.11
Class I — Offering and redemption price per share	13.91	13.16	13.33	13.64	13.81
Class L (c) — Offering and redemption price per share	—	—	—	14.01	14.12
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$13.68	$12.97	$13.19	$13.57	$13.86

Cost of investments in non-affiliates	$110,060	$73,623	$54,766	$51,048	$46,327
Cost of investments in affiliates	35,790	38,464	12,593	14,162	9,176
Proceeds from securities sold short	127,615	84,734	65,774	64,173	68,030

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.
(c)	On July 2, 2020, the Fund’s Class L Shares were converted into Class I Shares. Additionally, as of July 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN SPECIALTY FUNDS

STATEMENTS OF OPERATIONS (AS RESTATED, SEE NOTE 8)

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2023	Six Months Ended April 30, 2022	Six Months Ended April 30, 2021	Six Months Ended April 30, 2020	Six Months Ended April 30, 2019
INVESTMENT INCOME:
Interest income from non-affiliates	$2,449	$2	$1	$7 (a)	$10
Interest income from affiliates	33	—	—	—	—	(a)
Interest income from non-affiliates on securities sold short	807	—	—	199	1,505
Dividend income from non-affiliate	716	606	702	365	1,200
Dividend income from affiliates	—	17	4	69	282

Total investment income	4,005	625	707	640	2,997

EXPENSES:
Investment advisory fees	275	195	190	173	665
Administration fees	59	42	41	22	64
Distribution fees:
Class A	27	23	19	17	18
Class C	6	5	7	11	20
Service fees:
Class A	27	23	19	17	18
Class C	2	2	2	4	7
Class I	168	115	115	32	43
Class L	—	—	—	8	56
Custodian and accounting fees	20	21	18	14	17
Interest expense to affiliates	—	—	— (a)	— (a)	—	(a)
Professional fees	33	35	29	31	30
Trustees’ and Chief Compliance Officer’s fees	13	13	12	13	13
Printing and mailing costs	15	3	1	14	14
Registration and filing fees	30	34	33	27	28
Transfer agency fees (See Note 2.I.)	3	3	3	5	6
Dividend expense to non-affiliates on securities sold short	1,524	1,110	1,054	685	2,018
Interest income to non-affiliates on securities sold short	—	49	87	—	—
Other	4	6	3	4	5

Total expenses	2,206	1,679	1,633	1,077	3,022

Less fees waived	(143)	(115)	(101)	(96)	(244)
Less expense reimbursements	(1)	—	—	—	—

Net expenses	2,062	1,564	1,532	981	2,778

Net investment income (loss)	1,943	(939)	(825)	(341)	219

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(998)	5,131	20,997	4,130	22,977
Investments in affiliates	2	(7)	3	(3)	10
Futures contracts	18	(485)	(555)	796	228
Securities sold short	(647)	(3,669)	(18,371)	792	(3,147)
Foreign currency transactions	—	—	—	—	—	(a)

Net realized gain (loss)	(1,625)	970	2,074	5,715	20,068

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9,347	(12,965)	14,117	(573)	(8,830)
Investments in affiliates	—	1	(3)	14	(1	)(a)
Futures contracts	(158)	7	(82)	(26)	(22)
Securities sold short	(930)	9,626	(14,057)	300	(8,904)
Foreign currency translations	—	—	— (a)	—	—

Change in net unrealized appreciation/depreciation	8,259	(3,331)	(25)	(285)	(17,757)

Net realized/unrealized gains (losses	6,634	(2,361)	2,049	5,430	2,311

Change in net assets resulting from operations	$8,577	$(3,300)	$1,224	$5,089	$2,530

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	55

STATEMENTS OF CHANGES (AS RESTATED, SEE NOTE 8)

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,943	$(655)	$(939)	$(1,564)	$(825)
Net realized gain (loss)	(1,625)	863	970	5,752	2,074
Change in net unrealized appreciation/depreciation	8,259	(3,440)	(3,331)	(2,033)	(25)

Change in net assets resulting from operations	8,577	(3,232)	(3,300)	2,155	1,224

DISTRIBUTION TO SHAREHOLDERS
Class A	—	—	—	(1,124)	(1,124)
Class C	—	—	—	(159)	(159)
Class I	—	—	—	(6,901)	(6,901)
Class L (a)	—	—	—	—	—

Total distributions to shareholders	—	—	—	(8,184)	(8,184)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,217)	68,370	34,894	(44,968)	(41,542)

NET ASSETS:
Change in net assets	4,360	65,138	31,594	(50,997)	(48,502)
Beginning of period	154,796	89,658	89,658	140,655	140,655

End of period	159,156	154,796	121,252	89,658	92,153

Future share reacquisition adjustment	7,287	6,425	5,335	4,137	3,824

End of period after future share reacquisition adjustment	$166,443	$161,221	$126,587	$93,795	$95,977

(a)	On July 2, 2020, the Fund’s Class L Shares were converted into Class I Shares. Additionally, as of July 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN SPECIALTY FUNDS

Year Ended October 31, 2020	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2019

$(1,082)	$(341)	$125	$219
4,614	5,715	26,566	20,068
4,263	(285)	(23,376)	(17,757)

7,795	5,089	3,315	2,530

(1,559)	(1,556)	(1,481)	(1,479)
(450)	(450)	(543)	(542)
(2,527)	(2,515)	(3,249)	(3,244)
(1,689)	(1,689)	(8,556)	(8,554)

(6,225)	(6,210)	(13,829)	(13,819)

76,043	20,354	(112,143)	(100,946)

77,613	19,233	(122,657)	(112,235)
63,042	63,042	185,699	185,699

140,655	82,275	63,042	73,464

2,950	1,023	63	2

$143,605	$83,298	$63,105	$73,466

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	57

STATEMENTS OF CHANGES (AS RESTATED, SEE NOTE 8)

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,689	$8,418	$5,623	$6,793	$2,200
Distributions reinvested	—	—	—	1,075	1,075
Cost of shares redeemed	(3,500)	(4,910)	(2,398)	(8,656)	(6,977)

Change in net assets resulting from Class A capital transactions	1,189	3,508	3,225	(788)	(3,702)

Class C
Proceeds from shares issued	285	521	132	417	313
Distributions reinvested	—	—	—	159	159
Cost of shares redeemed	(143)	(222)	(183)	(1,197)	(734)

Change in net assets resulting from Class C capital transactions	142	299	(51)	(621)	(262)

Class I
Proceeds from shares issued	43,204	119,488	62,710	41,158	28,134
Distributions reinvested	—	—	—	6,758	6,758
Cost of shares redeemed	(48,752)	(54,925)	(30,990)	(91,475)	(72,470)
Conversion from Class L Shares	—	—	—	—	—

Change in net assets resulting from Class I capital transactions	(5,548)	64,563	31,720	(43,559)	(37,578)

Class L
Proceeds from shares issued	—	—	—	—	—
Distributions reinvested	—	—	—	—	—
Cost of shares redeemed	—	—	—	—	—
Conversion to Class I Shares	—	—	—	—	—

Change in net assets resulting from Class L capital transactions	—	—	—	—	—

Total change in net assets resulting from capital transactions	$(4,217)	$68,370	$34,894	$(44,968)	$(41,542)

SHARE TRANSACTIONS:
Class A
Issued	380	683	453	559	179
Reinvested	—	—	—	90	90
Redeemed	(278)	(395)	(191)	(689)	(552)

Change in Class A Shares	102	288	262	(40)	(283)

Class C
Issued	27	48	12	37	27
Reinvested	—	—	—	15	15
Redeemed	(13)	(20)	(16)	(109)	(67)

Change in Class C Shares	14	28	(4)	(57)	(25)

Class I
Issued	3,251	9,115	4,740	3,149	2,149
Reinvested	—	—	—	532	532
Redeemed	(3,613)	(4,127)	(2,306)	(6,877)	(5,436)
Conversion from Class L Shares (a)	—	—	—	—	—

Change in Class I Shares	(362)	4,988	2,434	(3,196)	(2,755)

Class L (a)
Issued	—	—	—	—	—
Reinvested	—	—	—	—	—
Redeemed	—	—	—	—	—
Conversion to Class I Shares	—	—	—	—	—

Change in Class L Shares	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN SPECIALTY FUNDS

Year Ended October 31, 2020	Six Months Ended April 30, 2020	Year Ended October 31, 2019	Six Months Ended April 30, 2019

$10,274	$3,887	$3,101	$1,829
1,461	1,458	1,394	1,393
(7,981)	(3,427)	(4,019)	(2,496)

3,754	1,918	476	726

1,554	658	446	310
426	426	506	505
(3,677)	(1,929)	(2,927)	(1,655)

(1,697)	(845)	(1,975)	(840)

128,845	42,380	11,144	7,644
2,418	2,407	3,139	3,135
(66,946)	(28,915)	(19,083)	(10,553)
26,571	—	—	—

90,888	15,872	(4,800)	226

17,165	10,085	2,711	1,855
1,660	1,660	8,526	8,523
(9,156)	(8,336)	(117,081)	(111,436)
(26,571)	—	—	—

(16,902)	3,409	(105,844)	(101,058)

$76,043	$20,354	$(112,143)	$(100,946)

812	316	225	129
126	126	106	106
(628)	(278)	(290)	(176)

310	164	41	59

136	58	34	23
40	40	42	42
(319)	(172)	(229)	(125)

(143)	(74)	(153)	(60)

9,519	3,217	765	513
197	196	228	227
(4,916)	(2,172)	(1,325)	(714)
1,971	—	—	—

6,771	1,241	(332)	26

1,254	744	183	122
132	132	603	603
(651)	(622)	(8,081)	(7,686)
(1,917)	—	—	—

(1,182)	254	(7,295)	(6,961)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period*	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Research Market Neutral Fund
Class A
Six Months Ended April 30, 2023 (as restated, See Note 8) (Unaudited)	$12.30	$0.14	$0.47	$0.61	$—
Year Ended October 31, 2022	12.63	(0.10)	(0.32)	(0.42)	—
Six Months Ended April 30, 2022 (as restated, See Note 8) (Unaudited)	12.63	(0.12)	(0.28)	(0.40)	—
Year Ended October 31, 2021	13.23	(0.21)	0.41	0.20	(0.91)
Six Months Ended April 30, 2021 (as restated, See Note 8) (Unaudited)	13.23	(0.11)	0.24	0.13	(0.91)
Year Ended October 31, 2020	13.26	(0.20)	1.51	1.31	(1.49)
Six Months Ended April 30, 2020 (as restated, See Note 8) (Unaudited)	13.26	(0.08)	1.15	1.07	(1.48)
Year Ended October 31, 2019	14.32	(0.03)	0.41	0.38	(1.45)
Six Months Ended April 30, 2019 (as restated, See Note 8) (Unaudited)	14.32	— (j)	0.26	0.26	(1.45)

Class C
Six Months Ended April 30, 2023 (as restated, See Note 8) (Unaudited)	10.94	0.10	0.42	0.52	—
Year Ended October 31, 2022	11.29	(0.14)	(0.30)	(0.44)	—
Six Months Ended April 30, 2022 (as restated, See Note 8) (Unaudited)	11.29	(0.13)	(0.22)	(0.35)	—
Year Ended October 31, 2021	11.97	(0.25)	0.41	0.16	(0.91)
Six Months Ended April 30, 2021 (as restated, See Note 8) (Unaudited)	11.97	(0.12)	0.21	0.09	(0.91)
Year Ended October 31, 2020	12.20	(0.23)	1.36	1.13	(1.49)
Six Months Ended April 30, 2020 (as restated, See Note 8) (Unaudited)	12.20	(0.10)	1.03	0.93	(1.48)
Year Ended October 31, 2019	13.35	(0.09)	0.39	0.30	(1.45)
Six Months Ended April 30, 2019 (as restated, See Note 8) (Unaudited)	13.35	(0.04)	0.25	0.21	(1.45)

Class I
Six Months Ended April 30, 2023 (as restated, See Note 8) (Unaudited)	13.19	0.16	0.48	0.64	—
Year Ended October 31, 2022	13.51	(0.06)	(0.53)	(0.59)	—
Six Months Ended April 30, 2022 (as restated, See Note 8) (Unaudited)	13.51	(0.11)	(0.40)	(0.51)	—
Year Ended October 31, 2021	14.03	(0.20)	0.46	0.26	(0.91)
Six Months Ended April 30, 2021 (as restated, See Note 8) (Unaudited)	14.03	(0.10)	0.22	0.12	(0.91)
Year Ended October 31, 2020	13.96	(0.19)	1.00	0.81	(1.49)
Six Months Ended April 30, 2020 (as restated, See Note 8) (Unaudited)	13.96	(0.08)	1.22	1.14	(1.48)
Year Ended October 31, 2019	14.96	— (j)	0.43	0.43	(1.45)
Six Months Ended April 30, 2019 (as restated, See Note 8) (Unaudited)	14.96	0.02	0.28	0.30	(1.45)

Class L
Six Months Ended April 30, 2020 (as restated, See Note 8) (Unaudited)	14.28	(0.07)	1.21	1.14	(1.48)
Year Ended October 31, 2019	15.27	0.04	0.42	0.46	(1.45)
Six Months Ended April 30, 2019 (as restated, See Note 8) (Unaudited)	15.27	0.03	0.27	0.30	(1.45)

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN SPECIALTY FUNDS

		Ratios/Supplemental data
				Ratios to average net assets (a)
Future share reacquistion adjustment	Net asset value, end of period*	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)**	Net expenses (including dividend expense for securities sold short) (e)(f)		Net investment income (loss)		Expenses without waivers and reimbursements (including dividend expense for securities sold short) (f)		Portfolio turnover rate (excluding securities sold short) (c)	Portfolio turnover rate (including securities sold short) (c)

$0.05	$12.96	5.37%	$22,677	2.82%		2.22%		3.00%		45%	111%
0.09	12.30	(2.61)	20,259	2.72		(0.84)		2.90		100%	252
0.06	12.29	(2.69)	19,920	2.98	(g)(h)	(1.86	)(h)	3.18	(h)	58	130
0.11	12.63	2.67	17,161	2.92	(i)	(1.71)		3.14		119	307
0.05	12.50	1.61	13,950	2.97	(i)	(1.69)		3.17		71	204
0.15	13.23	12.39	18,509	3.18		(1.53)		3.56		224	531
0.01	12.86	9.23	16,117	3.61		(1.33)		3.97		138	305
0.01	13.26	2.92	14,442	3.66		(0.24)		4.06		125	356
—	13.13	1.89	14,534	3.61		(0.03)		3.94		69	208

0.04	11.50	5.12	1,734	3.30		1.82		3.47		45	111
0.09	10.94	(3.10)	1,504	3.21		(1.30)		3.39		100	252
0.02	10.96	(2.92)	1,149	3.48	(g)(h)	(2.33	)(h)	3.69	(h)	58	130
0.07	11.29	2.25	1,233	3.44	(i)	(2.22)		3.67		119	307
0.05	11.20	1.43	1,587	3.46	(i)	(2.18)		3.67		71	204
0.13	11.97	11.76	1,982	3.70		(1.94)		4.04		224	531
0.02	11.67	8.94	2,749	4.11		(1.73)		4.46		138	305
—	12.20	2.42	3,774	4.19		(0.73)		4.55		125	356
—	12.11	1.65	4,871	4.13		(0.54)		4.43		69	208

0.08	13.91	5.46	142,032	2.53		2.42		2.71		45	111
0.27	13.19	(2.37)	139,458	2.41		(0.47)		2.59		100	252
0.16	13.16	(2.59)	105,518	2.70	(g)(h)	(1.59	)(h)	2.90	(h)	58	130
0.13	13.51	3.10	75,401	2.69	(i)	(1.50)		2.90		119	307
0.09	13.33	1.81	80,440	2.73	(i)	(1.44)		2.91		71	204
0.75	14.03	12.49	123,114	2.87		(1.39)		3.23		224	531
0.02	13.64	9.35	44,317	3.23		(1.13)		3.54		138	305
0.02	13.96	3.21	28,014	3.40		0.03		3.76		125	356
—	13.81	2.09	32,659	3.33		0.24		3.63		69	208

0.02	14.01	9.50	20,115	3.19		(0.95)		3.51		138	305
—	14.28	3.21	16,875	3.27		0.28		3.57		125	356
—	14.12	2.04	21,402	3.26		0.34		3.54		69	208

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

*	Net asset value per share has been calculated offer future share reacquisition adjustment for the impacted periods.
**	Amount presented offer future share reacquisition adjustment.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

	April 30, 2023	October 31, 2022 (as restated, See note 8)	April 30, 2022	October 31, 2021 (as restated, See note 8)	April 30, 2021	October 31, 2020 (as restated, See note 8)	April 30, 2020	October 31, 2019 (as restated, See note 8)	April 30, 2019
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.89%	0.90%	1.00%	0.92%	1.08%	1.06%	1.20%	1.21%	1.22%
Class C	1.37%	1.39	1.50%	1.41	1.56%	1.58	1.70%	1.71	1.72%
Class I	0.63%	0.64	0.74%	0.66	0.82%	0.75	0.95%	0.95	0.96%
Class L	—	—	—	—	—	—	0.81%	0.82	0.82%
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.07%	1.08	1.21%	1.14	1.27%	1.44	1.57%	1.61	1.55%
Class C	1.55%	1.57	1.71%	1.64	1.75%	1.93	2.04%	2.07	2.02%
Class I	0.81%	0.82	0.95%	0.87	1.00%	1.11	1.26%	1.31	1.26%
Class L	—	—	—	—	—	—	1.13%	1.12	1.10%

(g)	Interest expense on securities sold short is 0.09%.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Interest expense on securities sold short is 0.16%.
(j)	Amount rounds to less than $0.005.

62	J.P. MORGAN SPECIALTY FUNDS

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan Research Market Neutral Fund	Class A, Class C, Class I and Class L	Diversified

The investment objective of the Fund is to seek to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

Up through July 1, 2020, Class L Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class L Shares of the Fund unless they met certain requirements as described in the Fund’s prospectus. On July 2, 2020, the Fund’s Class L Shares were converted into Class I Shares. Additionally, as of July 2, 2020, Class L Shares were no longer offered.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges were assessed with respect to Class L Shares.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The Fund is an investment companies and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Effective September 9, 2022, under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Prior to September 9, 2022, the Administrator had established the AVC to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implemented the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversaw and carried out the policies for the valuation of investments held in the Fund. This included monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator was responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed

J.P. MORGAN SPECIALTY FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

April 30, 2023

	Level 1 Quoted Prices	Level 2 Other Significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$164, 946	$—	$—	$164,946

Total Liabilities for Securities Sold Short (a)	$(122,346)	$—	$—	$(122,346)

Depreciation in Other Financial Instruments
Futures Contracts	$(159)	$—	$—	$(159)

(a)	Please refer to the SOI for specifics of portfolio holdings.

April 30, 2022

	Level 1 Quoted Prices	Level 2 Other Significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$122,372	$—	$—	$122,372

Total Liabilities for Securities Sold Short (a)	$(78,963)	$—	$—	$(78,963)

(a)	Please refer to the SOI for specifics of portfolio holdings.

64	J.P. MORGAN SPECIALTY FUNDS

April 30, 2021

	Level 1 Quoted Prices	Level 2 Other Significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,330	$—	$—	$94,330

Total Liabilities for Securities Sold Short (a)	$(71,353)	$—	$—	$(71,353)

Depreciation in Other Financial Instruments
Futures Contracts	$3	$—	$—	$3

(a)	Please refer to the SOI for specifics of portfolio holdings.

April 30, 2020

	Level 1 Quoted Prices	Level 2 Other Significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$76,581	$—	$—	$76,581

Total Liabilities for Securities Sold Short (a)	$(58,647)	$—	$—	$(58,647)

Depreciation in Other Financial Instruments
Futures Contracts	$(25)	$—	$—	$(25)

(a)	Please refer to the SOI for specifics of portfolio holdings.

April 30, 2019

	Level 1 Quoted Prices	Level 2 Other Significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$72,902	$—	$—	$72,902

Total Liabilities for Securities Sold Short (a)	$(62,646)	$—	$—	$(62,646)

Depreciation in Other Financial Instruments
Futures Contracts	$(7)	$—	$—	$(7)

(a)	Please refer to the SOI for specifics of portfolio holdings.

There were no transfers into and out of level 3 for the six months ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.

As of April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

J.P. MORGAN SPECIALTY FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

The Fund did not lend out any securities during the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2021 and April 30, 2019.

D. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumed the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

April 30, 2023

Security Description	Value at October 31, 2022	Purchase at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)			Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distribution
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.88% (a) (b)	$30,961	$105,609	$100,780	$2	$	(—	)(c)	$35,792	35,782	$716	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
(c)	Amount rounds to less than one thousand.

April 30, 2022

Security Description	Value at October 31, 2021	Purchase at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distribution
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$9,752	$98,675	$69,953	$(7)	$1	$38,468	38,460	$17	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.

66	J.P. MORGAN SPECIALTY FUNDS

April 30, 2021

Security Description	Value at October 31, 2020	Purchase at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income	Capital Gain Distribution
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.07% (a) (b)	$23,773	$85,825	$97,002	$3	$(3)	$12,596	12,590	$4	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.

April 30, 2020

Security Description	Value at October 31, 2019	Purchase at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income	Capital Gain Distribution
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.63% (a) (b)	$9,419	$113,756	$109,007	$(3)	$14	$14,179	14,168	$69	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2020.

April 30, 2019

Security Description	Value at October 31, 2018	Purchase at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2019	Shares at October 31, 2019	Dividend Income	Capital Gain Distribution
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (a) (b)	$22,866	$241,035	$254,731	$9	$(1)	$9,178	9,175	$282	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2019.

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

J.P. MORGAN SPECIALTY FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

F. Derivatives — The Fund used derivative instruments including futures contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to effectively manage the long and short equity exposures in the portfolio, manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

Note F(1) below describes the derivatives used by the Fund.

(1) Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also used index futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Summary of Derivatives Information — The following table presents the value of derivatives held as of the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Equity Risk Exposure:
Unrealized Appreciation (Depreciation) on Futures Contracts*	$(159)	$—	$3	$(25)	$(7)

Net Fair Value of Derivatives Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts*	(159)	—	3	(25)	(7)

68	J.P. MORGAN SPECIALTY FUNDS

The following tables present the effect of derivatives on the Statements of Operations the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, by primary underlying risk exposure:

	April 30, 2022	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure:
Futures Contracts	$18	$(485)	$(555)	$796	$228

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result From Operations
Equity Risk Exposure:
Futures Contracts	(158)	7	(82)	(26)	(22)

Derivatives Volume

The table below discloses the volume of the Fund’s options and futures contracts activity during the six month ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Futures Contracts:
Average Notional Balance Long	$—	$4,574	$—	$900 (a)	$949	(b)
Average Notional Balance Short	(3,755)	(131)	(2,077)	(1,119)	1,148	(c)
Ending Notional Balance Long	—	—	—	—	1,032
Ending Notional Balance Short	(6,493)	—	(2,087)	(1,161)	—

(a)	For the period March 1, 2020 through March 31, 2020.
(b)	For the period November 1, 2018 through November 30, 2018.
(c)	For the period November 1, 2018 through April 30, 2019.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.F.), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

The Fund’s derivatives contracts held at April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, are not accounted for as hedging instruments under GAAP.

G. Short Sales — The Fund engaged in short sales as part of their normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker.

The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

J.P. MORGAN SPECIALTY FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, the Fund had outstanding short sales as listed on its respective SOIs.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

I. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the periods indicated below are as follows:

	Class A	Class C		Class I	Class L	Total
Six months ended April 30, 2023	$2	$—	(a)	$1	n/a	$3
Six months ended April 30, 2022	1	—	(a)	2	n/a	3
Six months ended April 30, 2021	2	—	(a)	1	n/a	3
Six months ended April 30, 2020	3	—	(a)	1	1	5
Six months ended April 30, 2019	4	—	(a)	1	1	6

(a)	Amount rounds to less than one thousand.

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of April 30, 2023, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

K. New Accounting Pronouncement — In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”) Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

70	J.P. MORGAN SPECIALTY FUNDS

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on the Fund’s average daily net assets. The annual rate for the Fund for the periods indicated below is as follows:

Six months ended April 30, 2023	0.35%
Six months ended April 30, 2022	0.35
Six months ended April 30, 2021	0.35	(1)
Six months ended April 30, 2020	0.60
Six months ended April 30, 2019	0.80

(1)	Prior to June 1, 2020, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.01% of the Fund’s average daily net assets in excess of $25 billion. Prior to January 1, 2019, the Administrator received a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, the effective annualized rate for the Fund was 0.075%, 0.075%, 0.070%, 0.080% and 0.080% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements, respectively.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class L Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C
April 30, 2023	0.25%	0.75%
April 30, 2022	0.25	0.75
April 30, 2021	0.25	0.75
April 30, 2020	0.25	0.75
April 30, 2019

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the periods indicated below, JPMDS retained the following:

	Front-End Sales Charge		CDSC
Six months ended April 30, 2023	$1		1
Six months ended April 30, 2022	—	(a)	1
Six months ended April 30, 2021	—	(a)	—
Six months ended April 30, 2020	—	(a)	—
Six months ended April 30, 2019	—	(a)	—

J.P. MORGAN SPECIALTY FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L
April 30, 2023	0.25%	0.25%	0.25%	n/a
April 30, 2022	0.25	0.25	0.25	n/a
April 30, 2021	0.25	0.25	0.25	n/a
April 30, 2020	0.25	0.25	0.25	0.10%
April 30, 2019	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

	Class A	Class C	Class I
April 30, 2023	0.95%	1.45%	0.69%

The expense limitation agreements were in effect for the six months ended April 30, 2023 and the contractual expense limitation percentages in the table above are in place until at least February 29, 2024.

	Class A	Class C	Class I
April 30, 2022	0.95%	1.45%	0.69%

The expense limitation agreements were in effect for the six months ended April 30, 2022 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2023

	Class A	Class C	Class I
April 30, 2021	0.95%	1.45%	0.69	%(1)

(1)	The contractual expense percentage in the table above is in place until as t least May 31, 2022.

Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2021, and the contractual expense limitation percentages in the table above are in place until at least February 28, 2022.

	Class A	Class C	Class I	Class L
April 30, 2020(1)	0.95%	1.45%	0.69%	0.85%

Prior to June 1, 2020, the contractual expense limitation were 1.25%, 1.75% and 0.99% for Class A Share, Class C Shares and Class I Shares, respectively. Effective June 1, 2020, the contractual expense percentages in the able above were extended and are in place until at least May 31, 2021 for Class A and Class C Shares, and May 31, 2022 for Class I Shares.

	Class A	Class C	Class I	Class L
April 30, 2019	1.25%	1.75%	0.99%	0.85%

The expense limitation agreements were in effect for the six months ended April 30, 2019, and are in place until at least February 29, 2020.

72	J.P. MORGAN SPECIALTY FUNDS

For the six month periods indicated below, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expects the Fund to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total
April 30, 2023	$60	$40	$4	$104
April 30, 2022	63	37	3	103
April 30, 2021	56	34	1	91
April 30, 2020	62	21	4	87
April 30, 2019	150	64	7	221

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the years indicated below were as follows:

April 30, 2023	$39
April 30, 2022	11
April 30, 2021	10
April 30, 2020	9
April 30, 2019	23

Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the periods January 1, 2022 through April 30, 2022 and November 1, 2022 through April 30, 2023, the amount of these waivers were as follows:

April 30, 2023	$1
April 30, 2022	1

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, and April 30, 2019, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the periods indicated below, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Six months ended April 30, 2023	$66,517	$54,253	$83,583	$67,399
Six months ended April 30, 2022	60,833	50,642	66,945	53,812
Six months ended April 30, 2021	67,552	131,432	65,257	126,246
Six months ended April 30, 2020	73,493	67,345	83,196	75,548
Six months ended April 30, 2019	94,978	203,277	83,833	190,231

During the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, there were no purchases or sales of U.S. Government securities.

J.P. MORGAN SPECIALTY FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at the dates noted were as follows:

	Aggregate Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
April 30, 2023	$18,235	$31,648	$7,442	$24,206
April 30, 2022	27,353	23,556	7,500	16,056
April 30, 2021	1,585	29,517	8,122	21,395
April 30, 2020(	1,037	19,563	2,691	16,872
April 30, 2019	(12,527)	25,875	3,099	22,776

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

The Fund had net capital loss carryforwards which are available to offset future realized gains as follows:

Capital Loss Carryforward Character Short-Term*
October 31, 2023	$27,620
October 31, 2022	29,216
October 31, 2021	31,380
October 31, 2020	33,682
October 31, 2019	35,983

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.

During the years ended October 31, 2022, October 31, 2021, October 31, 200, October 31, 2019 and October 31, 2018, the Fund utilized capital loss carryforwards as follows:

Capital Loss Utilized Short-Term
October 31, 2022	$1,595
October 31, 2021	2,164
October 31, 2020	2,302
October 31, 2019	2,302
October 31, 2018	2,302

Late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended October 31, 2022, the Fund deferred to November 1, 2022 late year ordinary losses in the amount of $288. For the year ended October 31, 2021, the Fund deferred to November 1, 2021 late year ordinary losses in the amount of $1,186. For the year ended October 31, 2018, the Fund deferred to November 1, 2018 net capital losses and other late year ordinary losses in the amount of $570.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Fund because the Fund and the series of JPM

II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.

74	J.P. MORGAN SPECIALTY FUNDS

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% during the period November 1, 2018 through August 10, 2020, 1.25% during the period August 11, 2020 through August 9, 2021 and 1.00% during the period August 10, 2021 through August 8, 2022, (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Fund did not utilize the Credit Facility during the six month periods ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

For the six month periods indicated below, the Fund had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
April 30, 2023	3	58.8%
April 30, 2022	2	38.0
April 30, 2021	3	55.5
April 30, 2020	3	46.7
April 30, 2019

Significant shareholder transactions by these shareholders may impact the Fund’s performance and liquidity.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund.

As of April 30, 2023, April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019, the Fund pledged substantially all of its assets to Citigroup Global Markets, Inc. for securities sold short. For the Fund, deposits at broker for securities sold short, as noted on the Statements of Assets and Liabilities, are held at Citigroup Global Markets, Inc.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no

J.P. MORGAN SPECIALTY FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase the Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

8. Restatement

Subsequent to the issuance of the April 30, 2023 financial statements, management identified a material error in accounting for the receipt of class action litigation payments, which resulted in an understatement of the Fund’s net assets, realized gain and investment income beginning on March 12, 2015. The Adviser determined that the error became material as of April 29, 2019. In accordance with the Fund’s NAV error correction policy, the Fund has the unilateral right to reprocess shareholder transactions effected from April 29, 2019 through July 17, 2024, (the “Error Period”), which includes adjusting existing shareholder accounts to remove excess shares attributable to purchases made during the Error Period. The Fund’s Adviser will be responsible (through cash payment) for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period. In addition, the Fund’s Adviser will reimburse the Fund for any additional expenses as a result of this reprocessing.

The accompanying financial statements of the Fund for the six months ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019 have been restated from amounts previously reported to correct the error. The following information presents the previously reported and corrected information on each of the impacted financial statements. The schedule of portfolio investments was required to be restated to reflect the impact of the restatement in net assets; there was no impact on fair value or cost of investments as previously reported.

76	J.P. MORGAN SPECIALTY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2023

(Amounts in thousands, except per share amounts)

	Previously Reported	Adjustments	As Restated
Assets:
Interest from non-affiliates	$435	$80	$515
Class action proceeds	—	1,154	1,154

Total Assets	293,337	1,234	294,571

Liabilities
Due to shareholders upon reprocessing	—	5,671	5,671

Total Liabilities	129,744	5,671	135,415

Net Assets	163,593	(4,437)	159,156

Future share reacquisition adjustment	—	7,287	7,287

Net Assets after future share reacquisition adjustment	$—	$166,443	$166,443

NET ASSETS:
Paid-in-capital	$173,910	$(5,671)	$168,239
Total distributable earnings (loss)	(10,317)	1,234	(9,083)

Net Assets	163,593	(4,437)	159,156

Future share reacquisition adjustment	—	7,287	7,287

Net Assets after future share reacquisition adjustment	—	$166,443	$166,443

Net Assets after future share reacquisition adjustment:
Class A	$22,288	$389	$22,677
Class C	1,702	32	1,734
Class I	139,603	2,429	142,032

Total	$163,593	$2,850	$166,443

Net Asset Value (a)
after future share reacquisition adjustment
Class A — Redemption price per share	$12.74	$0.22	$12.96
Class C — Offering price per share (b)	11.29	0.21	11.50
Class I — Offering and redemption per share	13.68	0.23	13.91
Class A maximum public offering price per share
[net asset value per share/(100% - maximum sales charge]	$13.45	$0.23	$13.68

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

As presented above, in order to correct the Fund’s net assets under the Fund’s NAV correction policy, the Fund has recorded a future share reacquisition adjustment to net assets. This amount represents the value of shares the Fund has a unilateral right to reacquire through reprocessing for the Error Period and is determined by using the corrected NAV at each reprocessing date. The Fund’s Adviser will be responsible for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period.

J.P. MORGAN SPECIALTY FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
INVESTMENT INCOME
Interest income from non-affiliates	$5	$28	$33

Total investment income	3,977	28	4,005

Net investment income (loss)	1,915	28	1,943

REALIZED/UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,001)	3	(998)

Net realized gain (loss)	(1,628)	3	(1,625)

Net realized/unrealized gains (losses)	6,631	3	6,634

Change in net assets resulting from operations	$8,546	$31	$8,577

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,915	$28	$1,943
Net realized gain (loss)	(1,628)	3	(1,625)

Change in net assets resulting from operations	8,546	31	8,577

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,299)	(918)	(4,217)

NET ASSETS:
Change in net assets	5,247	(887)	4,360
Beginning of period	158,346	(3,550)	154,796

End of Period	163,593	(4,437)	159,156

Future share reacquisition adjustment	—	7,287	7,287

End of period after future share reacquisition adjustment	$—	$166,443	$166,443

CAPITAL TRANSACTIONS
Class A
Cost of shares redeemed	$(3,439)	$(61)	$(3,500)

Change in net assets resulting from Class A capital transactions	1,250	(61)	1,189

Class C
Cost of shares redeemed	(141)	(2)	(143)

Change in net assets resulting from Class C capital transactions	144	(2)	142

Class I
Cost of shares redeemed	(47,897)	(855)	(48,752)

Change in net assets resulting from Class I capital transactions	(4,693)	(855)	(5,548)

Total change in net assets resulting from capital transactions	$(3,299)	$(918)	$(4,217)

78	J.P. MORGAN SPECIALTY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2022

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
Assets:
Interest from non-affiliates	$5	$40	$45
Class action proceeds	—	1,146	1,146

Total Assets	207,229	1,186	208,415

Liabilities
Due to shareholders upon reprocessing	—	4,281	4,281

Total Liabilities	82,882	4,281	87,163

Net Assets	124,347	(3,095)	121,252

Future share reacquisition adjustment	—	5,335	5,335

Net Assets after future share reacquisition adjustment	$—	$126,587	$126,587

NET ASSETS:
Paid-in-capital	$144,805	$(4,281)	$140,524
Total distributable earnings (loss)	(20,458)	1,186	(19,272)

Net Assets	124,347	(3,095)	121,252

Future share reacquisition adjustment	—	5,335	5,335

Net Assets after future share reacquisition adjustment	$—	$126,587	$126,587

Net Assets after future share reacquisition adjustment:
Class A	$19,566	$354	$19,920
Class C	1,128	21	1,149
Class I	103,653	1,865	105,518

Total	$124,347	$2,240	$126,587

Net Asset Value (a)
after future share reacquisition adjustment
Class A — Redemption price per share	$12.07	$0.22	$12.29
Class C — Offering price per share (b)	10.76	0.20	10.96
Class I — Offering and redemption per share	12.93	0.23	13.16
Class A maximum public offering price per share
[net asset value per share/(100% - maximum sales charge]	$12.74	$0.23	$12.97

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

As presented above, in order to correct the Fund’s net assets under the Fund’s NAV correction policy, the Fund has recorded a future share reacquisition adjustment to net assets. This amount represents the value of shares the Fund has a unilateral right to reacquire through reprocessing for the Error Period and is determined by using the corrected NAV at each reprocessing date. The Fund’s Adviser will be responsible for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period.

J.P. MORGAN SPECIALTY FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
INVESTMENT INCOME
Interest income from non-affiliates	$—	$2	$2

Total investment income	623	2	625

Net investment income (loss)	(941)	2	(939)

REALIZED/UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on transactions from:
Investments in non-affiliates	5,115	16	5,131

Net realized gain (loss)	954	16	970

Net realized/unrealized gains (losses)	(2,377)	16	(2,361)

Change in net assets resulting from operations	$(3,318)	$18	$(3,300)

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(941)	$2	$(939)
Net realized gain (loss)	954	16	970

Change in net assets resulting from operations	(3,318)	18	(3,300)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	35,475	(581)	34,894

NET ASSETS:
Change in net assets	32,157	(563)	31,594
Beginning of period	92,190	(2,532)	89,658

End of Period	124,347	(3,095)	121,252

Future share reacquisition adjustment	—	5,335	5,335

End of period after future share reacquisition adjustment	$—	$126,587	$126,587

CAPITAL TRANSACTIONS
Class A
Cost of shares redeemed	$(2,357)	$(41)	$(2,398)

Change in net assets resulting from Class A capital transactions	3,266	(41)	3,225

Class C
Cost of shares redeemed	(180)	(3)	(183)

Change in net assets resulting from Class C capital transactions	(48)	(3)	(51)

Class I
Cost of shares redeemed	(30,453)	(537)	(30,990)

Change in net assets resulting from Class I capital transactions	32,257	(537)	31,720

Total change in net assets resulting from capital transactions	$35,475	$(581)	$34,894

80	J.P. MORGAN SPECIALTY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2021

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
Assets:
Interest from non-affiliates	$—	$37	$37
Class action proceeds	—	1,117	1,117

Total Assets	167,875	1,154	169,029

Liabilities
Due to shareholders upon reprocessing	—	3,324	3,324

Total Liabilities	73,552	3,324	76,876

Net Assets	94,323	(2,170)	92,153

Future share reacquisition adjustment	—	3,824	3,824

Net Assets after future share reacquisition adjustment	$—	$95,977	$95,977

NET ASSETS:
Paid-in-capital	$112,740	$(3,324)	$109,416
Total distributable earnings (loss)	(18,417)	1,154	(17,263)

Net Assets	94,323	(2,170)	92,153

Future share reacquisition adjustment	—	3,824	3,824

Net Assets after future share reacquisition adjustment	$—	$95,977	$95,977

Net Assets after future share reacquisition adjustment:
Class A	$13,709	$241	$13,950
Class C	1,559	28	1,587
Class I	79,055	1,385	80,440

Total	$94,323	$1,654	$95,977

Net Asset Value (a)
after future share reacquisition adjustment
Class A — Redemption price per share	$12.29	$0.21	$12.50
Class C — Offering price per share (b)	11.00	0.20	11.20
Class I — Offering and redemption per share	13.13	0.20	13.33
Class A maximum public offering price per share
[net asset value per share/(100% - maximum sales charge]	$12.97	$0.22	$13.19

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

As presented above, in order to correct the Fund’s net assets under the Fund’s NAV correction policy, the Fund has recorded a future share reacquisition adjustment to net assets. This amount represents the value of shares the Fund has a unilateral right to reacquire through reprocessing for the Error Period and is determined by using the corrected NAV at each reprocessing date. The Fund’s Adviser will be responsible for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period.

J.P. MORGAN SPECIALTY FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
INVESTMENT INCOME
Interest income from non-affiliates	$—	$1	$1

Total investment income	706	1	707

Net investment income (loss)	(826)	1	(825)

REALIZED/UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on transactions from:
Investments in non-affiliates	20,995	2	20,997

Net realized gain (loss)	2,072	2	2,074

Net realized/unrealized gains (losses)	2,047	2	2,049

Change in net assets resulting from operations	$1,221	$3	$1,224

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(826)	$1	$(825)
Net realized gain (loss)	2,072	2	2,074

Change in net assets resulting from operations	1,221	3	1,224

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(40,153)	(1,389)	(41,542)

NET ASSETS:
Change in net assets	(47,116)	(1,386)	(48,502)
Beginning of period	141,439	(784)	140,655

End of Period	94,323	(2,170)	92,153

Future share reacquisition adjustment	—	3,824	3,824

End of period after future share reacquisition adjustment	$—	$95,977	$95,977

CAPITAL TRANSACTIONS
Class A
Cost of shares redeemed	$(6,857)	$(120)	$(6,977)

Change in net assets resulting from Class A capital transactions	(3,582)	(120)	(3,702)

Class C
Cost of shares redeemed	(721)	(13)	(734)

Change in net assets resulting from Class C capital transactions	(249)	(13)	(262)

Class I
Cost of shares redeemed	(71,214)	(1,256)	(72,470)

Change in net assets resulting from Class I capital transactions	(36,322)	(1,256)	(37,578)

Total change in net assets resulting from capital transactions	$(40,153)	$(1,389)	$(41,542)

82	J.P. MORGAN SPECIALTY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2020

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
Assets:
Interest from non-affiliates	$—	$85	$85
Interest an dividends from non-affiliates	52	(52)	—
Class action proceeds	—	1,077	1,077

Total Assets	148,434	1,110	149,544

Liabilities
Due to shareholders upon reprocessing	—	780	780

Total Liabilities	66,489	780	67,269

Net Assets	81,945	330	82,275

Future share reacquisition adjustment	—	1,023	1,023

Net Assets after future share reacquisition adjustment	$—	$83,298	$83,298

NET ASSETS:
Paid-in-capital	$96,086	$(780)	$95,306
Total distributable earnings (loss)	(14,141)	1,110	(13,031)

Net Assets	81,945	330	82,275

Future share reacquisition adjustment	—	1,023	1,023

Net Assets after future share reacquisition adjustment	$—	$83,298	$83,298

Net Assets after future share reacquisition adjustment:
Class A	$15,849	$268	$16,117
Class C	2,703	46	2,749
Class I	43,590	727	44,317
Class L	19,803	312	20,115

Total	$81,945	$1,353	$83,298

Net Asset Value (a)
after future share reacquisition adjustment
Class A — Redemption price per share	$12.65	$0.21	$12.86
Class C — Offering price per share (b)	11.48	0.19	11.67
Class I — Offering and redemption per share	13.42	0.22	13.64
Class L — Offering and redemption per share	13.79	0.22	14.01
Class A maximum public offering price per share
[net asset value per share/(100% - maximum sales charge]	$13.35	$0.22	$13.57

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

As presented above, in order to correct the Fund’s net assets under the Fund’s NAV correction policy, the Fund has recorded a future share reacquisition adjustment to net assets. This amount represents the value of shares the Fund has a unilateral right to reacquire through reprocessing for the Error Period and is determined by using the corrected NAV at each reprocessing date. The Fund’s Adviser will be responsible for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period.

J.P. MORGAN SPECIALTY FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
INVESTMENT INCOME
Interest income from non-affiliates	$—	$7	$7

Total investment income	633	7	640

Net investment income (loss)	(348)	7	(341)

REALIZED/UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,847	283	4,130

Net realized gain (loss)	5,432	283	5,715

Net realized/unrealized gains (losses)	5,147	283	5,430

Change in net assets resulting from operations	$4,799	$290	$5,089

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(348)	$7	$(341)
Net realized gain (loss)	5,432	283	5,715

Change in net assets resulting from operations	4,799	290	5,089

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	20,959	(605)	20,354

NET ASSETS:
Change in net assets	19,548	(315)	19,233
Beginning of period	62,397	645	63,042

End of Period	81,945	330	82,275

Future share reacquisition adjustment	—	1,023	1,023

End of period after future share reacquisition adjustment	$—	$83,298	$83,298

CAPITAL TRANSACTIONS
Class A
Cost of shares redeemed	$(3,379)	$(48)	$(3,427)

Change in net assets resulting from Class A capital transactions	1,966	(48)	1,918

Class C
Cost of shares redeemed	(1,901)	(28)	(1,929)

Change in net assets resulting from Class C capital transactions	(817)	(28)	(845)

Class I
Cost of shares redeemed	(28,498)	(417)	(28,915)

Change in net assets resulting from Class I capital transactions	16,289)	(417)	15,872

Class L
Cost of shares redeemed	(8,224)	(112)	(8,336)

Change in net assets resulting from Class L capital transactions	3,521	(112)	3,409

Total change in net assets resulting from capital transactions	$20,959	$(605)	$20,354

84	J.P. MORGAN SPECIALTY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2019

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
Assets:
Interest from non-affiliates	$—	$17	$17
Class action proceeds	—	656	656

Total Assets	137,284	673	137,957

Liabilities
Due to shareholders upon reprocessing	—	5	5
Total Liabilities	64,488	5	64,493

Net Assets	72,796	668	73,464

Future share reacquisition adjustment	—	2	2

Net Assets after future share reacquisition adjustment	$—	$73,466	$73,466

NET ASSETS:
Paid-in-capital	$86,609	$(5)	$86,604
Total distributable earnings (loss)	(13,813)	673	(13,140)

Net Assets	72,796	668	73,464

Future share reacquisition adjustment	—	2	2

Net Assets after future share reacquisition adjustment	$—	$73,466	$73,466

Net Assets after future share reacquisition adjustment:
Class A	$14,397	$137	$14,534
Class C	4,825	46	4,871
Class I	32,353	306	32,659
Class L	21,221	181	21,402

Total	$72,796	$670	$73,466

Net Asset Value (a)
after future share reacquisition adjustment
Class A — Redemption price per share	$13.01	$0.12	$13.13
Class C — Offering price per share (b)	12.00	0.11	12.11
Class I — Offering and redemption per share	13.68	0.13	13.81
Class L — Offering and redemption per share	14.00	0.12	14.12
Class A maximum public offering price per share
[net asset value per share/(100% - maximum sales charge]	$13.73	$0.13	$13.86

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

As presented above, in order to correct the Fund’s net assets under the Fund’s NAV correction policy, the Fund has recorded a future share reacquisition adjustment to net assets. This amount represents the value of shares the Fund has a unilateral right to reacquire through reprocessing for the Error Period and is determined by using the corrected NAV at each reprocessing date. The Fund’s Adviser will be responsible for any shortfall to the Fund to the extent reprocessing is not completed for any applicable purchases during the Error Period.

J.P. MORGAN SPECIALTY FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2023, APRIL 30, 2022, APRIL 30, 2021, APRIL 30, 2020 and APRIL 30, 2019 (Unaudited) (continued)

(Dollar values in thousands)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2019

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
INVESTMENT INCOME
Interest income from non-affiliates	$2	$8	$10

Total investment income	2,989	8	2,997

Net investment income (loss)	211	8	219

REALIZED/UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on transactions from:
Investments in non-affiliates	22,806	171	22,977

Net realized gain (loss)	19,897	171	20,068

Net realized/unrealized gains (losses)	2,140	171	2,311

Change in net assets resulting from operations	$2,351	$179	$2,530

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2019

(Amounts in thousands)

	Previously Reported	Adjustments	As Restated
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$211	$8	$219
Net realized gain (loss)	19,897	171	20,068

Change in net assets resulting from operations	2,351	179	2,530

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(100,941)	(5)	(100,946)

NET ASSETS:
Change in net assets	(112,409)	174	(112,235)
Beginning of period	185,205	494	185,699

End of Period	72,796	668	73,464

Future share reacquisition adjustment	—	2	2

End of period after future share reacquisition adjustment	$—	$73,466	$73,466

CAPITAL TRANSACTIONS
Class I
Cost of shares redeemed	(10,550)	(3)	(10,553)

Change in net assets resulting from Class I capital transactions	229	(3)	226

Class L
Cost of shares redeemed	(111,434)	(2)	(111,436)

Change in net assets resulting from Class L capital transactions	(101,056)	(2)	(101,058)

Total change in net assets resulting from capital transactions	$(100,941)	$(5)	$(100,946)

As of July 25, 2024, the Fund has received the full balance reflected as a receivable on the Statement of Assets and Liabilities for class action payments and related interest.

As of October 15, 2024, the Advisor reimbursed the Fund $2,848 in cash towards the settlement of the future share reacquisition adjustment and due to shareholders upon reprocessing payable, net.

86	J.P. MORGAN SPECIALTY FUNDS

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. MORGAN SPECIALTY FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per Share operating performance
		Investment operation			Distributions
	Net Asset value beginning of period *	NI Income/ (loss) (b)	Net realized/ unrealized g/l	Total from Investment operations	Net realized gain	Future Share Reacquisition adjustment
Class A (As Previously Reported)
Six Months Ended April 30, 2023 (Unaudited)	12.08	0.14	0.52	0.66	—	—
Six Months Ended April 30, 2022 (Unaudited)	12.41	(0.12)	(0.22)	(0.34)	—	—
Six Months Ended April 30, 2021 (Unaudited)	13.01	(0.11)	0.30	0.19	(0.91)	—
Six Months Ended April 30, 2020 (Unaudited)	13.11	(0.08)	1.10	1.02	(1.48)	—
Six Months Ended April 30, 2019 (Unaudited)	14.29	—	0.17	0.17	(1.45)	—

Adjustment
Six Months Ended April 30, 2023 (Unaudited)	0.22	—	(0.05)	(0.05)	—	0.05
Six Months Ended April 30, 2022 (Unaudited)	0.22	—	(0.06)	(0.06)	—	0.06
Six Months Ended April 30, 2021 (Unaudited)	0.22	—	(0.06)	(0.06)	—	0.05
Six Months Ended April 30, 2020 (Unaudited)	0.02	—	0.18	0.18	—	0.01
Six Months Ended April 30, 2019 (Unaudited)	0.03	—	0.09	0.09	—	—

Class A (As Restated)
Six Months Ended April 30, 2023 (Unaudited)	12.30	0.14	0.47	0.61	—	0.05
Six Months Ended April 30, 2022 (Unaudited)	12.63	(0.12)	(0.28)	(0.40)	—	0.06
Six Months Ended April 30, 2021 (Unaudited)	13.23	(0.11)	0.24	0.13	(0.91)	0.05
Six Months Ended April 30, 2020 (Unaudited)	13.13	(0.08)	1.28	1.20	(1.48)	0.01
Six Months Ended April 30, 2019 (Unaudited)	14.32	— (i)	0.26	0.26	(1.45)	—

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods
**	Amount presented after future share reacquisition adjustment
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Interest expense on securities sold short is 0.09%.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Interest expense on securities sold short is 0.16%.
(i)	Amounts rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN SPECIALTY FUNDS

		Ratios to average net assets (a)

Net Asset value end of period*	total return (excludes sales charge) (c) (d)	net assets end of period (000’s) **	Net expenses (including dividend expense for securities sold short) (e)		Net expenses (excluding dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (including dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (excluding dividend expense for securities sold short)	NII

12.74	5.46%	22,288	2.85%		0.89%	3.04%	1.08%	2.24%
12.07	(2.74)	19,566	3.01	(f) (g)	0.93 (g)	3.22	1.14	(1.89	)(g)
12.29	1.73	13,709	3.04	(h)	0.94	3.23	1.13	(1.76)
12.65	8.85	15,849	3.59		1.22	3.95	1.58	(1.32)
13.01	1.21	14,397	3.66		1.23	3.99	1.56	(0.07)

0.22	(0.09)	389	(0.03)		0.00	(0.04)	(0.01)	(0.02)
0.22	0.05	354	(0.03)		0.07	(0.04)	0.07	0.03
0.21	(0.12)	241	(0.07)		0.14	(0.06)	0.14	0.07
0.21	0.38	268	0.02		(0.02)	0.02	(0.01)	(0.01)
0.12	0.68	137	(0.05)		(0.01)	(0.05)	(0.01)	0.04

12.96	5.37	22,677	2.82		0.89	3.00	1.07	2.22
12.29	(2.69)	19,920	2.98	(f) (g)	1.00 (g)	3.18	1.21	(1.86	)(g)
12.50	1.61	13,950	2.97	(h)	1.08	3.17	1.27	(1.69)
12.86	9.23	16,117	3.61		1.20	3.97	1.57	(1.33)
13.13	1.89	14,534	3.61		1.22	3.94	1.55	(0.03)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per Share operating performance
		Investment operation			Distributions
	Net Asset value beginning of period *	NI Income/ (loss) (b)	Net realized/ unrealized g/l	Total from Investment operations	Net realized gain	Future Share Reacquisition adjustment
Class C (As Previously Reported)
Six Months Ended April 30, 2023 (Unaudited)	10.74	0.10	0.45	0.55	—	—
Six Months Ended April 30, 2022 (Unaudited)	11.09	(0.13)	(0.20)	(0.33)	—	—
Six Months Ended April 30, 2021 (Unaudited)	11.77	(0.12)	0.26	0.14	(0.91)	—
Six Months Ended April 30, 2020 (Unaudited)	12.06	(0.10)	1.00	0.90	(1.48)	—
Six Months Ended April 30, 2019 (Unaudited)	13.32	(0.04)	0.17	0.13	(1.45)	—

Adjustment
Six Months Ended April 30, 2023 (Unaudited)	0.20	—	(0.03)	(0.03)	—	0.04
Six Months Ended April 30, 2022 (Unaudited)	0.20	—	(0.02)	(0.02)	—	0.02
Six Months Ended April 30, 2021 (Unaudited)	0.20	—	(0.05)	(0.05)	—	0.05
Six Months Ended April 30, 2020 (Unaudited)	0.14	—	0.03	0.03	—	0.02
Six Months Ended April 30, 2019 (Unaudited)	0.03	—	0.08	0.08	—	—

Class C (As Restated)
Six Months Ended April 30, 2023 (Unaudited)	10.94	0.10	0.42	0.52	—	0.04
Six Months Ended April 30, 2022 (Unaudited)	11.29	(0.13)	(0.22)	(0.35)	—	0.02
Six Months Ended April 30, 2021 (Unaudited)	11.97	(0.12)	0.21	0.09	(0.91)	0.05
Six Months Ended April 30, 2020 (Unaudited)	12.20	(0.10)	1.03	0.93	(1.48)	0.02
Six Months Ended April 30, 2019 (Unaudited)	13.35	(0.04)	0.25	0.21	(1.45)	—

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods
**	Amount presented after future share reacquisition adjustment
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Interest expense on securities sold short is 0.09%.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Interest expense on securities sold short is 0.16%.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN SPECIALTY FUNDS

		Ratios to average net assets (a)

Net Asset value end of period*	total return (excludes sales charge) (c) (d)	net assets end of period (000’s) **	Net expenses (including dividend expense for securities sold short) (e)		Net expenses (excluding dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (including dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (excluding dividend expense for securities sold short)	NII

11.29	5.12%	1,702	3.36%		1.40%	3.54%	1.58%	1.75%
10.76	(2.98)	1,128	3.55	(f) (g)	1.44 (g)	3.76	1.65	(2.42	)(g)
11.00	1.46	1,559	3.54	(h)	1.44	3.73	1.63	(2.25)
11.48	8.60	2,703	4.09		1.72	4.44	2.07	(1.70)
12.00	1.00	4,825	4.15		1.72	4.46	2.03	(0.55)

0.21	0.00	32	(0.06)		(0.03)	(0.07)	(0.03)	0.07
0.20	0.06	21	(0.07)		0.06	(0.07)	0.06	0.09
0.20	(0.03)	28	(0.08)		0.12	(0.06)	0.12	0.07
0.19	0.34	46	0.02		(0.02)	0.02	(0.03)	(0.03)
0.11	0.65	2	(0.02)		0.00	(0.03)	(0.01)	0.01

11.50	5.12	1,734	3.30		1.37	3.47	1.55	1.82
10.96	(2.92)	1,149	3.48	(f) (g)	1.50 (g)	3.69	1.71	(2.33	)(g)
11.20	1.43	1,587	3.46	(h)	1.56	3.67	1.75	(2.18)
11.67	8.94	2,749	4.11		1.70	4.46	2.04	(1.73)
12.11	1.65	4,827	4.13		1.72	4.43	2.02	(0.54)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per Share operating performance
		Investment operation			Distributions
	Net Asset value beginning of period *	NI Income/ (loss) (b)	Net realized/ unrealized g/l	Total from Investment operations	Net realized gain	Future Share Reacquisition adjustment
Class I (As Previously Reported)
Six Months Ended April 30, 2023 (Unaudited)	12.96	0.16	0.56	0.72	—	—
Six Months Ended April 30, 2022 (Unaudited)	13.28	(0.11)	(0.24)	(0.35)	—	—
Six Months Ended April 30, 2021 (Unaudited)	13.82	(0.10)	0.32	0.22	(0.91)	—
Six Months Ended April 30, 2020 (Unaudited)	13.80	(0.08)	1.18	1.10	(1.48)	—
Six Months Ended April 30, 2019 (Unaudited)	14.93	0.02	0.18	0.20	(1.45)	—

Adjustment
Six Months Ended April 30, 2023 (Unaudited)	0.23	—	(0.08)	(0.08)	—	0.08
Six Months Ended April 30, 2022 (Unaudited)	0.23	—	(0.16)	(0.16)	—	0.16
Six Months Ended April 30, 2021 (Unaudited)	0.21	—	(0.07)	(0.07)	—	0.09
Six Months Ended April 30, 2020 (Unaudited)	0.16	—	0.04	0.04	—	0.02
Six Months Ended April 30, 2019 (Unaudited)	0.03	—	0.10	0.10	—	—

Class I (As Restated)
Six Months Ended April 30, 2023 (Unaudited)	13.19	0.16	0.48	0.64	—	0.08
Six Months Ended April 30, 2022 (Unaudited)	13.51	(0.11)	(0.40)	(0.51)	—	0.16
Six Months Ended April 30, 2021 (Unaudited)	14.03	(0.10)	0.25	0.15	(0.91)	0.09
Six Months Ended April 30, 2020 (Unaudited)	13.96	(0.08)	1.22	1.14	(1.48)	0.02
Six Months Ended April 30, 2019 (Unaudited)	14.96	0.02	0.28	0.30	(1.45)	—

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods
**	Amount presented after future share reacquisition adjustment
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Interest expense on securities sold short is 0.09%.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Interest expense on securities sold short is 0.16%.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN SPECIALTY FUNDS

		Ratios to average net assets (a)

Net Asset value end of period*	total return (excludes sales charge) (c) (d)	net assets end of period (000’s) **	Net expenses (including dividend expense for securities sold short) (e)		Net expenses (excluding dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (including dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (excluding dividend expense for securities sold short)	NII

13.68	5.56%	139,603	2.57%		0.64%	2.76%	0.83%	2.47%
12.93	(2.64)	103,653	2.75	(f) (g)	0.67 (g)	2.95	0.87	(1.63	)(g)
13.13	1.85	79,055	2.78	(h)	0.68	2.96	0.86	(1.48)
13.42	8.99	43,590	3.33		0.96	3.65	1.28	(1.23)
13.68	1.36	32,353	3.39		0.96	3.69	1.26	0.20

0.23	(0.10)	3,429	(0.04)		(0.01)	(0.05)	(0.02)	(0.05)
0.23	0.05	1,865	(0.05)		0.07	(0.05)	0.08	0.04
0.23	(0.04)	1,385	(0.05)		0.14	(0.05)	0.14	0.04
0.22	0.36	727	(0.10)		(0.01)	(0.11)	(0.02)	0.10
0.13	0.73	306	(0.06)		0.00	(0.06)	0.00	0.04

13.91	5.46	143,032	2.53		0.63	2.71	0.81	2.42
13.16	(2.59)	105,518	2.70	(f) (g)	0.74 (g)	2.90	0.95	(1.59	)(g)
13.36	1.81	80,440	2.73	(h)	0.82	2.91	1.00	(1.44)
13.64	9.35	44,317	3.23		0.95	3.54	1.26	(1.13)
13.81	2.09	32,659	3.33		0.96	3.63	1.26	0.24

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per Share operating performance
		Investment operation			Distributions
	Net Asset value beginning of period *	NI Income/ (loss) (b)	Net realized/ unrealized g/l	Total from Investment operations	Net realized gain	Future Share Reacquisition adjustment
Class L (As Previously Reported)
Six Months Ended April 30, 2020 (Unaudited)	14.13	(0.07)	1.21	1.14	(1.48)	-
Six Months Ended April 30, 2019 (Unaudited)	15.24	0.03	0.18	0.21	(1.45)	-

Adjustment
Six Months Ended April 30, 2020 (Unaudited)	0.15	-	0.05	0.05	-	0.02
Six Months Ended April 30, 2019 (Unaudited)	0.03	-	0.09	0.09	-	-

Class L (As Restated)
Six Months Ended April 30, 2020 (Unaudited)	14.28	(0.07)	1.26	1.19	(1.48)	0.02
Six Months Ended April 30, 2019 (Unaudited)	15.27	0.03	0.27	0.30	(1.45)	-

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods
**	Amount presented after future share reacquisition adjustment
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN SPECIALTY FUNDS

			Ratios to average net assets (a)
Net Asset value end of period*	total return (excludes sales charge) (c)(d)	net assets end of period (000’s) **	Net expenses (including dividend expense for securities sold short) (e)	Net expenses (excluding dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (including dividend expense for securities sold short)	Expenses without waivers and reimb (Net expenses (excluding dividend expense for securities sold short)	NII

13.79	9.07%	19,803	3.19%	0.82%	3.51%	1.14%	(0.94)%
14.00	1.40	21,221	3.26	0.83	3.54	1.11	0.36

0.22	0.43	312	0.00	(0.01)	0.00	(0.01)	(0.01)
0.12	0.64	181	0.00	(0.01)	0.00	(0.01)	(0.02)

14.01	9.50	20,115	3.19	0.81	3.51	1.13	(0.95)
14.12	2.04	21,402	3.26	0.82	3.54	1.10	0.34

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. MORGAN SPECIALTY FUNDS	95

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2022, and continued to hold your shares at the end of the reporting period, April 30, 2023.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Research Market Neutral Fund
Class A
Actual	$1,000.00	$1,053.70	$14.36	2.82%
Hypothetical	1,000.00	1,010.81	14.06	2.82
Class C
Actual	1,000.00	1,051.20	16.78	3.30
Hypothetical	1,000.00	1,008.43	16.43	3.30
Class I
Actual	1,000.00	1,054.60	12.89	2.53
Hypothetical	1,000.00	1,012.25	12.62	2.53

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

96	J.P. MORGAN SPECIALTY FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2021, and continued to hold your shares at the end of the reporting period, April 30, 2022.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Research Market Neutral Fund
Class A
Actual	$1,000.00	$973.10	$14.58	2.98%
Hypothetical	1,000.00	1,010.02	14.85	2.98
Class C
Actual	1,000.00	970.80	17.01	3.48
Hypothetical	1,000.00	1,007.54	17.32	3.48
Class I
Actual	1,000.00	974.10	13.22	2.70
Hypothetical	1,000.00	1,011.41	13.47	2.70

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

J.P. MORGAN SPECIALTY FUNDS	97

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2020, and continued to hold your shares at the end of the reporting period, April 30, 2021.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Research Market Neutral Fund
Class A
Actual	$1,000.00	$1,016.10	$14.85	2.97%
Hypothetical	1,000.00	1,010.07	14.80	2.97
Class C
Actual	1,000.00	1,014.30	17.28	3.46
Hypothetical	1,000.00	1,007.64	17.22	3.46
Class I
Actual	1,000.00	1,018.10	13.66	2.73
Hypothetical	1,000.00	1,011.26	13.61	2.73

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

98	J.P. MORGAN SPECIALTY FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2019, and continued to hold your shares at the end of the reporting period, April 30, 2020.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Research Market Neutral Fund
Class A
Actual	1,000.00	1,092.30	18.78	3.61
Hypothetical	1,000.00	1,006.91	18.01	3.61
Class C
Actual	1,000.00	1,089.40	21.40	4.12
Hypothetical	1,000.00	1,004.38	20.53	4.12
Class I
Actual	1,000.00	1,093.50	16.81	3.23
Hypothetical	1,000.00	1,008.80	16.13	3.23
Class L
Actual	1,000.00	1,095.00	16.62	3.19
Hypothetical	1,000.00	1,009.00	15.93	3.19

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

J.P. MORGAN SPECIALTY FUNDS	99

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2018, and continued to hold your shares at the end of the reporting period, April 30, 2019.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Research Market Neutral Fund
Class A
Actual	$1,000.00	$1,018.90	$18.07	3.61%
Hypothetical	1,000.00	1,006.89	17.96	3.61
Class C
Actual	1,000.00	1,016.50	20.65	4.13
Hypothetical	1,000.00	1,004.31	20.52	4.13
Class I
Actual	1,000.00	1,020.90	16.69	3.33
Hypothetical	1,000.00	1,008.28	16.58	3.33
Class L
Actual	1,000.00	1,020.40	16.33	3.26
Hypothetical	1,000.00	1,008.63	16.24	3.26

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

100	J.P. MORGAN SPECIALTY FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Fund has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review the Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of the Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether the Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for the Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether the Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether the Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.

J.P. MORGAN SPECIALTY FUNDS	101

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2023. All rights reserved. April 2023.

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the original filing date of this report, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure. Subsequent to the period covered by this report, an error was identified regarding the untimely recognition of certain class action proceeds that resulted in a restatement of the financial statements for JPMorgan Research Market Neutral Fund (the “Fund”) to correct the impacts of the error for the six months ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020 and April 30, 2019. Due to the error, a material weakness exists in the design of internal controls relating to the Fund’s monitoring of class action claims filed by the class action administrator (on behalf of the Fund) and reconciliation of class action claim disbursements from the class action administrator to ensure complete, accurate and timely receipt of class action claims by the Fund.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Subsequent to the identification of the error described above, management has remediated the material weakness described herein. A reconciliation has been implemented to ensure class action claims are monitored by the class action administrator and class action claims are recorded completely, accurately, and timely by the Fund. Other than this item, there were no other changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
December 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
December 26, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
December 26, 2024